-------------------
THE HARTFORD
-------------------


                         ANNUAL REPORT
                         October 31, 2000

                         - Manager Discussions
                         - Financials

--------------------------------------------------------------------------------
 The Hartford
     Global Health Fund
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS

     JOSEPH H. SCHWARTZ, CFA
     Senior Vice President & Partner
     Wellington Management Company, LLP

     ANN C. GALLO
     Vice President
     Wellington Management Company, LLP

     JEAN H. HYNES, CFA
     Senior Vice President and Partner
     Wellington Management Company, LLP

     KIRK J. MAYER
     Assistant Vice President
     Wellington Management Company, LLP


   PERFORMANCE OVERVIEW

      [LINE GRAPH]

5/1/00 - 10/31/00
Growth of a $10,000 investment in
Class A which includes Sales Charge


                              5/00                10/00

GLOBAL HEALTH FUND            $ 9,540             $13,112
 $9,450 starting value
GOLDMAN SACHS HEALTH INDEX    $10,000             $12,257
 $10,000 starting value

================================================================================
RETURNS (Inception 5/1/00)

                                    Non-Sales Charge Adjusted              Sales Charge Adjusted
                                   CUMULATIVE SINCE INCEPTION(1)       CUMULATIVE SINCE INCEPTION(2)

Global Health A                               38.74%                               31.11%
Global Health B                               38.24%                               33.24%
Global Health C                               38.24%                               35.86%
Goldman Sachs Health                          22.57%

================================================================================

The chart represents a hypothetical investment in The Hartford Global Health Fund. Past performance does not guarantee future results.

The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.

(1)  Performance results do not reflect sales charge.

(2) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.

A $10,000 investment in the fund's Class B shares at the Fund's inception on 5/01/00 would have been valued at $13,824 on 10/31/00 ($13,133 with a redemption at the end of the period.)

A $10,000 investment in the fund's Class C shares at the Fund's inception on 5/01/00 would have been valued at $13,686 on 10/31/00 ($13,549 with a redemption at the end of the period.)


Q. How Did The Fund Perform?

Hartford Global Health Fund returned 38.74% (for Class A shares) since its inception (period covering May 1 - October 31, 2000). The Fund out- performed its benchmark, the Goldman Sachs Health Index, and the Lipper Health & Biotechnology Average.

Q. Why Did The Fund Perform This Way?

The health care sector was very strong since the Fund's inception in May with meaningful contributions from essentially all sub-sectors. Health care as a sector significantly outperformed the general stock market during this time period.

Pharmaceuticals & biotechnology continued to be the largest sub-sector in the Fund, with 58.5% of assets. We remain underweighted in this sub-sector relative to the Goldman Sachs Health Care Index due to concerns over extended valuations and earnings risk associated with the implementation of a Medicare benefit for prescription drugs. Since the Fund's inception, we continued to be overweight in medical device and health care service stocks due to strong underlying business fundamentals, attractive equity valuations and a favorable governmental regulatory and reimbursement environment.

Q. What Is Your Outlook For The Coming Year?

We believe all of these sub-sectors benefit from aging demographics, technology breakthroughs, internet and information technology developments, and geographic expansion. Given further changes in absolute and relative price performance for stocks in the different sub-sectors, the Fund's weights will change accordingly to exploit developing investment opportunities. There are many fundamentally attractive companies within the global health care sector that are candidates for future investment. The outcome of the elections in November, in our opinion, will likely provide incremental changes in the health care sector, given the apparent lack of any clear governmental mandate. Overall, we continue to be optimistic about the health care sector's growth outlook.

--------------------------------------------------------------------------------
 The Hartford
     Global Technology Fund
--------------------------------------------------------------------------------


PORTFOLIO MANAGERS

     SCOTT E. SIMPSON
     Senior Vice President and Partner
     Wellington Management Company, LLP

     JOHN F. AVERILL, CFA
     Senior Vice President and Partner
     Wellington Management Company, LLP

     BRUCE L. GLAZER
     Assistant Vice President
     Wellington Management Company, LLP

     PAUL D. JACKSON
     Assistant Vice President
     Wellington Management Company, LLP

     ERIC STROMQUIST
     Senior Vice President & Partner
     Wellington Management Company, LLP



  PERFORMANCE OVERVIEW

[LINE GRAPH]

5/1/00 - 10/31/00
Growth of a $10,000 investment in
Class A which includes Sales Charge

                                   5/00                10/00

GLOBAL TECHNOLOGY FUND             $ 9,450             $8,102
 $9,450 starting value
GOLDMAN SACHS TECHNOLOGY INDEX     $10,000             $8,231
 $10,000 starting value

================================================================================
RETURNS (Inception 5/1/00)

                                    Non-Sales Charge Adjusted              Sales Charge Adjusted
                                   CUMULATIVE SINCE INCEPTION(1)       CUMULATIVE SINCE INCEPTION(2)

Global Tech A                               (14.26)%                             (18.98)%
Global Tech B                               (14.65)%                             (19.65)%
Global Tech C                               (14.65)%                             (16.50)%
Goldman Sachs Tech                          (17.69)%

================================================================================

The chart represents a hypothetical investment in The Hartford Global Technology Fund. Past performance does not guarantee future results.

The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.

(1)  Performance results do not reflect sales charge.

(2) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.

A $10,000 investment in the fund's Class B shares at the Fund's inception on 5/01/00 would have been valued at $8,535 on 10/31/00 ($8,108 with a redemption at the end of the period.)

A $10,000 investment in the fund's Class C shares at the Fund's inception on 5/01/00 would have been valued at $8,450 on 10/31/00 ($8,365 with a redemption at the end of the period.)


Q. How Did The Fund Perform?

Hartford Global Technology Fund returned (14.26%) (for Class A shares) since inception (period covering May 1 - October 31, 2000). The Fund outperformed its benchmark, the Goldman Sachs Technology Composite Index, but underperformed the Lipper Science & Technology Average.

Q. Why Did The Fund Perform This Way?

During the first ten months of 2000, volatility was the only constant as the technology markets wrestled with rising interest rates, mixed valuations, and some signs of fundamental weakness. Specifically, we are seeing signs that the ongoing economic slowdown combined with the demise of the dot.coms are taking a toll on demand for technology products and services. In some cases, such as semiconductors and PCs, the stocks already reflect the current investment environment, creating opportunities. However, in many technology sectors, stocks continue to look expensive. Despite weakening within the networking and telecommunications sector, our positions benefited the Fund. Overall, good stock selection helped the Fund outpace its benchmark.

Q. What Is Your Outlook For The Coming Year?

We continue to believe our current positioning is appropriate, and our long-term favorable outlook is unwavering. We are concerned about the near-term and expect that the recent volatility will continue as valuations for some leading technology companies continue to look stretched. As a result, we continue to focus our attention on infrastructure opportunities where demand remains robust and valuations look much more attractive. The continued shift in the market, from speculation to sound fundamental analysis, plays to the portfolio management team's strength.

We are confident that long-term technology spending will have very favorable consequences for the U.S. economy. We remain prepared and well positioned to take advantage of these changes over the near-term and the long-term.

--------------------------------------------------------------------------------
 The Hartford
     Small Company Fund
--------------------------------------------------------------------------------

PORTFOLIO MANAGER

[PHOTO OF STEVE ANGELI]

     STEVE ANGELI,CFA
     Senior Vice President and Partner
     Wellington Management Company, LLP


   PERFORMANCE OVERVIEW

[LINE GRAPH]

7/22/96 - 10/31/00
Growth of a $10,000 investment in
Class A which includes Sales Charge

                                7/96           10/00

SMALL COMPANY FUND            $ 9,450         $21,723
 $9,450 starting value
RUSSELL 2000                  $10,000         $16,550
 $10,000 starting value




================================================================================
RETURNS (Inception 7/22/96)

                                          Non Sales Charge Adjusted              Sales Charge Adjusted
                                                         ANNUALIZED                         ANNUALIZED
                         YTD(1)       1 YEAR(1)    SINCE INCEPT.(1)       1 YEAR(2)   SINCE INCEPT.(2)

Small Co A              (7.70)%          21.21%              21.47%          14.54%             19.88%
Small Co B              (8.26)%          20.34%              20.64%          15.34%             20.39%
Small Co C*             (8.21)%          20.48%              20.70%          18.28%             20.42%
Russell 2000            (0.47)%          17.41%              12.49%

================================================================================

The chart represents a hypothetical investment in The Hartford Small Company Fund. Past performance does not guarantee future results.

The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.

(1)  Performance results do not reflect sales charge.

(2) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.

* Class C Shares commenced operations on 8/1/98. Performance prior to 8/1/98 reflects Class B performance less Class C sales charges where applicable.

A $10,000 investment in the fund's Class B shares at the Fund's inception on 7/22/96 would have been valued at $22,324 on 10/31/00 ($21,654 with a redemption at the end of the period.)

A $10,000 investment in the fund's Class C shares at the Fund's inception on 7/22/96 would have been valued at $22,147 on 10/31/00 (a redemption at the end of the period would result in the same value because the CDSC period expired.)


Q. How Did The Fund Perform?

Hartford Small Company Fund returned (7.70%) (for Class A shares) for the ten-month period ending October 31, 2000. The Fund underperformed its benchmark, the Russell 2000 Index, which returned (0.47%), and the Lipper Small Cap Growth Average, which returned 4.3%, for the same time period.

Q. Why Did The Fund Perform This Way?

Small cap stocks have been extremely volatile this year. Year-to-date, through 10/31/00, the NASDAQ Composite Index return is -17.2%, versus 35.3% over the same time period last year. The difference between the high and low was very large from January - October 2000, 1,974 points, versus 758 points over the same time period in 1999. From January 2000 - March 2000, the market was reaching new highs and companies were appreciating quickly. In April 2000, the technology bubble "burst" and has struggled ever since.

From May 2000 - July 2000, we suffered an unusual amount of fundamental shortfalls, particularly in technology and telecommunications companies. Shortfalls within the technology and telecommunications sectors stem primarily from slowing demand and unusually high expectations. Small, one-product companies have a tough time masking slowing demand relative to large companies with multiple products. We believed that the fundamental disappointments we were seeing in small cap stocks would eventually affect large cap stocks.

Q. What Is Your Outlook For The Coming Year?

We feel much better about the quality of earnings. In the third quarter we saw fewer shortfalls than in the second quarter, and we are beginning to see some stabilization in earnings numbers. Meanwhile, the economic outlook bodes well for a soft landing that can continue to support small companies. I continue to maintain my investment strategy that focuses on stocks that meet my investment criteria (i.e. strong fundamentals and forward thinking management teams).

--------------------------------------------------------------------------------
 The Hartford
     Capital Appreciation Fund
--------------------------------------------------------------------------------

PORTFOLIO MANAGER

[PHOTO OF SAUL PANNELL]

     SAUL J. PANNELL, CFA
     Senior Vice President and Partner
     Wellington Management Company, LLP


   PERFORMANCE OVERVIEW

[LINE GRAPH]

7/22/96 - 10/31/00
Growth of a $10,000 investment in
Class A which includes Sales Charge

                                7/96          10/00

CAPITAL APPRECIATION FUND     $ 9,450        $24,054
 $9,450 starting value
S&P 500                       $10,000        $38,307
 $10,000 starting value

================================================================================
RETURNS (Inception 7/22/96)

                                          Non Sales Charge Adjusted              Sales Charge Adjusted
                                                         ANNUALIZED                         ANNUALIZED
                         YTD(1)       1 YEAR(1)    SINCE INCEPT.(1)       1 YEAR(2)   SINCE INCEPT.(2)

Cap App A                10.18%          41.74%              38.69%          33.94%             36.87%
Cap App B                 9.59%          40.74%              37.76%          35.74%             37.60%
Cap App C*                9.56%          40.69%              37.75%          38.28%             37.42%
S&P 500                  (1.81)%          6.08%              22.76%

================================================================================

The chart represents a hypothetical investment in The Hartford Capital Appreciation Fund. Past performance does not guarantee future results.

The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.

(1)  Performance results do not reflect sales charge.

(2) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.

* Class C Shares commenced operations on 8/1/98. Performance prior to 8/1/98 reflects Class B performance less Class C sales charges where applicable.

A $10,000 investment in the fund's Class B shares at the Fund's inception on 7/22/96 would have been valued at $39,388 on 10/31/00 ($38,206 with a redemption at the end of the period.)

A $10,000 investment in the fund's Class C shares at the Fund's inception on 7/22/96 would have been valued at $38,979 on 10/31/00 (a redemption at the end of the period would result in the same value because the CDSC period expired.)


Q. How Did The Fund Perform?

The Hartford Capital Appreciation Fund returned 10.18% (for Class A shares) for the ten-month period ending October 31, 2000. The Fund's return exceeded that of the Lipper MultiCap Core Average, which returned 2.9% for the same time period.

Q. Why Did The Fund Perform This Way?

With the negative return of (1.8%) for the S&P 500 year-to-date, this Fund's strategy of "performance is where you find" is certainly true. The Fund's outperformance resulted from strong stock selection though a diverse group of companies within several macroeconomic sectors: Emulex (communications controllers), Magellan Health Services (behavioral health management), American Eagle Outfitters (apparel retailer), Manugustics Group (commercial software), Anaren Microwave (communications equipment), and Cheesecake Factory (restaurants). Throughout the ten-month period, we reduced our exposure to information technology but took advantage of the good technology stocks that investors had thrown out during the sentiment change that engulfed technology. This sector continues to represent the largest absolute weight in the Fund. Energy and consumer staples were increased during this period and we used the overall volatility in the market to upgrade the Fund's upside price potential.

Q. What Is Your Outlook For The Coming Year?

Our overall strategy for the Fund remains dual faceted: an emphasis on smaller companies with dynamic earnings growth prospects, and an opportunistic trading approach to larger-cap stocks where we typically see a catalyst for outperformance. We will continue to roam off the beaten path where we believe the most upside potential resides. This approach, if executed well, should provide positive absolute and relative results over a reasonable time frame. We cannot predict the course of the overall market from here but believe that the valuation parameters of the portfolios themselves are compelling.

--------------------------------------------------------------------------------
 The Hartford
     MidCap Fund
--------------------------------------------------------------------------------

PORTFOLIO MANAGER

[PHOTO OF PHILIP PERELMUTTER]

     PHILLIP H. PERELMUTER
     Senior Vice President and Partner
     Wellington Management Company, LLP

   PERFORMANCE OVERVIEW

[LINE GRAPH]

12/30/97 - 10/31/00
Growth of a $10,000 investment in
Class A which includes Sales Charge

                               12/97          10/00

MIDCAP FUND
 $9,450 starting value        $ 9,450        $16,256
S&P 400
 $10,000 starting value       $10,000        $22,779

================================================================================
RETURNS (Inception 12/30/97)

                                          Non Sales Charge Adjusted              Sales Charge Adjusted
                                                         ANNUALIZED                         ANNUALIZED
                         YTD(1)       1 YEAR(1)    SINCE INCEPT.(1)       1 YEAR(2)   SINCE INCEPT.(2)

MidCap A                 30.50%          60.01%              36.34%          51.21%             33.65%
MidCap B                 29.72%          58.91%              35.4%           53.91%             34.79%
MidCap C*                29.72%          59.02%              35.43%          56.43%             34.95%
S&P 400                  18.07%          31.65%              18.67%

================================================================================

The chart represents a hypothetical investment in The Hartford MidCap Fund. Past performance does not guarantee future results.

The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.

(1)  Performance results do not reflect sales charge.

(2) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.

* Class C Shares commenced operations on 8/1/98. Performance prior to 8/1/98 reflects Class B performance less Class C sales charges where applicable.

A $10,000 investment in the fund's Class B shares at the Fund's inception on 12/30/97 would have been valued at $23,636 on 10/31/00 ($22,927 with a redemption at the end of the period.)

A $10,000 investment in the fund's Class C shares at the Fund's inception on 12/30/97 would have been valued at $23,414 on 10/31/00 (a redemption at the end of the period would result in the same value because the CDSC period expired.)


Q. How Did The Fund Perform?

Hartford MidCap Fund returned 30.50% (for Class A shares) for the ten-month period ending October 31, 2000. The Fund outperformed its benchmark, the S&P Midcap 400 Index, which returned 18.07%. The Fund also outperformed the Lipper MidCap Core Average, which returned 12.4% for the same time period.

Q. Why Did The Fund Perform This Way?

Our strongest sector was health care, which contributed 37% of the total return for the period. These companies participate in different areas within the health care sector including hospital management, drug distribution, biotechnology, and medical equipment. The stock market rewarded consistent growth companies with little economic sensitivity or technology risk during the period.

Our most significant sector weight change was decreasing our technology holdings to 25% from a high of 42% at the end of January. From a top down perspective, it appears that several of the pillars of technology are showing slowing growth including wireless, internet infrastructure, and personal computers. From a bottom up perspective, several of our technology holdings exceeded our price targets.

Q. What Is Your Outlook For The Coming Year?

Technology, telecommunications and media ("TTM") stocks remain problematic near-term with many positive and negative cross currents. We have reduced our overall exposure to these sectors, but we continue to seek opportunities if and when they arise. The biggest positive on the horizon is the possibility that the Federal Reserve may cut U.S. interest rates as evidence continues to mount that the U.S. economy is in fact slowing. However, the political considerations and continual upward revisions in the U.S. Consumer Price Index may deter the Federal Reserve's easing hand until early next year. We continue to search for investment opportunities in all areas of the market but do not currently see any areas that appear significantly undervalued across the board. Overall, we remain cautiously optimistic about the U.S. equity markets.

--------------------------------------------------------------------------------
 The Hartford
     International Opportunities Fund
--------------------------------------------------------------------------------

PORTFOLIO MANAGER

[PHOTO OF TROND SKRAMSTAD]

     TROND SKRAMSTAD
     Senior Vice President and Partner
     Wellington Management Company, LLP


   PERFORMANCE OVERVIEW

[LINE GRAPH]

7/22/96 - 10/31/00
Growth of a $10,000 investment in
Class A which includes Sales Charge

                                     7/96          10/00

INTERNATIONAL OPPORTUNITIES        $ 9,450        $13,685
 $9,450 starting value
EAFE GDP                           $10,000        $15,958
 $10,000 starting value

================================================================================
RETURNS (Inception 7/22/96)

                                          Non Sales Charge Adjusted              Sales Charge Adjusted
                                                         ANNUALIZED                         ANNUALIZED
                         YTD(1)       1 YEAR(1)    SINCE INCEPT.(1)       1 YEAR(2)   SINCE INCEPT.(2)

Int'l Opp A             (15.18)%          0.38%               9.04%         (5.14)%              7.61%
Int'l Opp B             (15.70)%         (0.32)%              8.29%         (5.32)%              7.92%
Int'l Opp C*            (15.70)%         (0.34)%              8.27%         (2.34)%              8.02%
MSCI EAFE GDP           (14.11)%         (2.40)%             11.54%

================================================================================

The chart represents a hypothetical investment in The Hartford International Opportunities Fund. Past performance does not guarantee future results.

The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.

(1)  Performance results do not reflect sales charge.

(2) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.

* Class C Shares commenced operations on 8/1/98. Performance prior to 8/1/98 reflects Class B performance less Class C sales charges where applicable.

A $10,000 investment in the fund's Class B shares at the Fund's inception on 7/22/96 would have been valued at $14,059 on 10/31/00 ($13,637 with a redemption at the end of the period.)

A $10,000 investment in the fund's Class C shares at the Fund's inception on 7/22/96 would have been valued at $13,911 on 10/31/00 (a redemption at the end of the period would result in the same value because the CDSC period expired.)


Q. How Did The Fund Perform?

Hartford International Opportunities Fund returned (15.18%) (for Class A shares) for the ten-month period ending October 31, 2000. The Fund underperformed its benchmark, the MSCI EAFE GDP Net Index, which returned (14.11%), and the Lipper International Average, which returned (14.8%) for the same time period.

Q. Why Did The Fund Perform This Way?

The Fund benefited from being underweight in Japan and the other developed markets in Asia but, except for China, was hurt by investments in emerging Asia, especially India, Korea and Thailand. The Fund also benefited from good stock selection in continental Europe, although this was outweighed by weak stock selection in the UK and Japan. From a sector point of view, the Fund's overweight positioning in health care and energy helped performance while overweights in the technology and media sectors hurt performance after these sectors peaked early in the year.

Q. What Is Your Outlook For The Coming Year?

We continue to believe that global economic growth is slowing in the wake of coordinated interest rate increases in most major economies and the additional drag from higher energy prices. While we believe that central banks are already at or near the end of their interest rate increases, there maybe more negative effects on growth to come. Recent weakness in global markets will provide an additional braking element to global GDP growth, as a reduced "wealth effect" and higher cost of capital ripple through to slow consumer spending and capital expenditure, especially in the U.S. As a result, we have positioned the Fund more defensively at the margin, and are overweight in the health care and energy sectors. We are underweight in the more cyclical industrial & commercial and consumer discretionary sectors and are unlikely to add to these until we see some signs of bottoming in the global slowdown. We are, however, looking at some other sectors, such as technology and telecom, that have fallen far from their highs and are beginning to look attractive again on a fundamental basis.

--------------------------------------------------------------------------------
 The Hartford
     Global Leaders Fund
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS

RAND L. ALEXANDER, CFA
 Senior Vice President        [PHOTO OF RAND ALEXANDER]
           and Partner
 Wellington Management
          Company, LLP

                              ANDREW S. OFFIT
[PHOTO OF ANDREW OFFIT]       Senior Vice President
                              and Partner
                              Wellington Management
                              Company, LLP

PERFORMANCE OVERVIEW

[LINE GRAPH]

9/30/98 - 10/31/00
Growth of a $10,000 investment in
Class A which includes Sales Charge

                              9/98           10/00

GLOBAL LEADERS FUND           $ 9,450        $13,767
 $9,450 starting value
MSCI WORLD                    $10,000        $17,288
 $10,000 starting value

================================================================================
RETURNS (Inception 9/30/98)

                                          Non Sales Charge Adjusted              Sales Charge Adjusted
                                                         ANNUALIZED                         ANNUALIZED
                         YTD(1)       1 YEAR(1)    SINCE INCEPT.(1)       1 YEAR(2)   SINCE INCEPT.(2)

Global Leaders A         (4.98)%         17.64%              33.55%          11.17%              29.98
Global Leaders B         (5.56)%         16.84%              32.61%          11.84%              31.55
Global Leaders C         (5.51)%         16.83%              32.65%          14.66%              32.01
MSCI World               (9.01)%          1.09%              16.55%

================================================================================

The chart represents a hypothetical investment in The Hartford Global Leaders Fund. Past performance does not guarantee future results.

The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.

(1)  Performance results do not reflect sales charge.

(2) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.

A $10,000 investment in the fund's Class B shares at the Fund's inception on 9/30/98 would have been valued at $18,026 on 10/31/00 ($17,485 with a redemption at the end of the period.)

A $10,000 investment in the fund's Class C shares at the Fund's inception on 9/30/98 would have been valued at $17,856 on 10/31/00 (a redemption at the end of the period would result in the same value because the CDSC period expired.)


Q. How Did The Fund Perform?

The Hartford Global Leaders Fund returned (4.98%) (for Class A shares) for the ten-month period ending October 31, 2000. The Fund's return exceeded that of the Lipper Global Average, which returned (6.9%) for the same time period.

Q. Why Did The Fund Perform This Way?

Throughout this period, the Fund's outperformance resulted from its continued focus on its themes and sector strategies, and its emphasis on growth in both sectors and individual companies. The best performing sectors were energy and health care. Energy was the largest sector overweight within the fund and one of the biggest contributors to performance for the period. Oil stocks today present the perfect stock for the current investment environment - offensive due to anticipated higher commodity prices and defensive in the case of further market correction. Integrated oil stocks such as Exxon Mobil, BP Amoco and Royal Dutch are representative holdings. The health care sector was the greatest contributor to outperformance, and was enhanced further due to strong selection within the sector. Despite the extreme volatility and higher valuations in information technology, superior stock selection helped the fund and we believe that this area represents some of the best growth prospects in the world.

Q. What Is Your Outlook For The Coming Year?

Global economic growth is clearly slowing in the wake of interest rate increases in most major economies, higher energy prices and slowing technology spending. We learned that slowing growth effects all sectors, most notably technology, which, for the first time in several years showed its cyclical vulnerability. The market environment continues to be both interesting and challenging for global investors. While volatility can cause periods of dislocation, overall this is good news for The Hartford Global Leaders portfolio. By their very nature, global leaders have superior products, market share and management, making them desirable investments, especially in turbulent times. We continue to remain committed to our research and sector strategy by investing in what we believe to be the best companies, regardless of where they are located.

--------------------------------------------------------------------------------
 The Hartford
     Stock Fund
--------------------------------------------------------------------------------

PORTFOLIO MANAGER

[PHOTO OF RAND ALEXANDER]

     RAND L. ALEXANDER, CFA
     Senior Vice President and Partner
     Wellington Management Company, LLP

   PERFORMANCE OVERVIEW

[LINE GRAPH]

7/22/96 - 10/31/00
Growth of a $10,000 investment in
Class A which includes Sales Charge

                              7/96           10/00

STOCK FUND                    $ 9,450        $23,075
 $9,450 starting value
S&P 500                       $10,000        $24,054
 $10,000 starting value

================================================================================
RETURNS (Inception 7/22/96)

                                          Non Sales Charge Adjusted              Sales Charge Adjusted
                                                         ANNUALIZED                         ANNUALIZED
                         YTD(1)       1 YEAR(1)    SINCE INCEPT.(1)       1 YEAR(2)   SINCE INCEPT.(2)

Stock A                  (0.14)%          8.49%              23.2%            2.52%             21.58%
Stock B                  (0.71)%          7.75%              22.34%           2.75%             22.10%
Stock C*                 (0.71)%          7.70%              22.31%           5.62%             22.03%
S&P 500                  (1.81)%          6.08%              22.76%

================================================================================

The chart represents a hypothetical investment in The Hartford Stock Fund. Past performance does not guarantee future results.

The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.

(1)  Performance results do not reflect sales charge.

(2) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.

* Class C Shares commenced operations on 8/1/98. Performance prior to 8/1/98 reflects Class B performance less Class C sales charges where applicable.

A $10,000 investment in the fund's Class B shares at the Fund's inception on 7/22/96 would have been valued at $23,699 on 10/31/00 ($22,988 with a redemption at the end of the period.)

A $10,000 investment in the fund's Class C shares at the Fund's inception on 7/22/96 would have been valued at $23,440 on 10/31/00 (a redemption at the end of the period would result in the same value because the CDSC period expired.)


Q. How Did The Fund Perform?

The Hartford Stock Fund returned (0.14%) (for Class A shares) for the ten-month period ending October 31, 2000. The Fund outperformed its benchmark, the S&P 500 Index, which returned (1.81%), and the Lipper Large-Cap Core Average which returned (0.9%) for the same time period.

Q. Why Did The Fund Perform This Way?

The Fund's overweight position in the health care sector combined with strong stock selection contributed most significantly to the Fund's performance. Two of the strongest performers were Cardinal Health and American Home Products. Stock selection in the finance sector also helped performance as Marsh & McLennan and State Street were strong. The Fund was hurt by an overweight position and poor stock selection within the information and entertainment sector. Over the last 10 months we reduced the Fund's weighting in the technology sector where valuations are stretched and earnings disappointments have been common. Relative to the S&P 500 Index, the Fund continues to be overweight in health care, consumer staples and energy and underweight in telecom, technology and media.

Q. What Is Your Outlook For The Coming Year?

Higher energy prices and tighter liquidity conditions should produce a slowing in U.S. economic growth. Therefore, it seems appropriate to tilt the Fund towards relatively stable and predictable growth sectors such as health care, food and beverages, and household products. We expect consumer spending to moderate from the very strong rates of increase of the past two years. Decelerating corporate earnings gains should translate into weakness in business investment. Inflation estimates have been boosted yet again to reflect stubbornly high oil prices. We believe that the Federal Reserve tightening cycle is over, and that the next change in monetary policy could well be towards a more accommodative stance. In the meantime, liquidity remains high; the dollar continues as the currency of choice and while valuations in some sectors are stretched, we remain cautiously optimistic about equities.

--------------------------------------------------------------------------------
 The Hartford
     Growth and Income Fund
--------------------------------------------------------------------------------

PORTFOLIO MANAGER

[PHOTO OF JAMES RULLO]

     JAMES A. RULLO, CFA
     Senior Vice President and Partner
     Wellington Management Company, LLP

PERFORMANCE OVERVIEW

[LINE GRAPH]

4/30/98 - 10/31/00
Growth of a $10,000 investment in
Class A which includes Sales Charge

                                4/98          10/00

GROWTH AND INCOME FUND        $ 9,450        $13,124
 $9,450 starting value
S&P 500                       $10,000        $13,276
 $10,000 starting value

================================================================================
RETURNS (Inception 4/30/98)

                                          Non Sales Charge Adjusted              Sales Charge Adjusted
                                                         ANNUALIZED                         ANNUALIZED
                         YTD(1)       1 YEAR(1)    SINCE INCEPT.(1)       1 YEAR(2)   SINCE INCEPT.(2)

Growth & Inc A            0.15%          10.64%              14.00%           4.55%             11.45%
Growth & Inc B           (0.51)%          9.76%              13.16%           4.76%             12.16%
Growth & Inc C*          (0.44)%          9.84%              13.22%           7.74%             12.76%
S&P 500                  (1.81)%          6.08%              11.97%

================================================================================

The chart represents a hypothetical investment in The Hartford Growth and Income Fund. Past performance does not guarantee future results.

The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.

(1)  Performance results do not reflect sales charge.

(2) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.

* Class C Shares commenced operations on 8/1/98. Performance prior to 8/1/98 reflects Class B performance less Class C sales charges where applicable.

A $10,000 investment in the fund's Class B shares at the Fund's inception on 4/30/98 would have been valued at $13,634 on 10/31/00 ($13,225 with a redemption at the end of the period.)

A $10,000 investment in the fund's Class C shares at the Fund's inception on 4/30/98 would have been valued at $13,514 on 10/31/00 (a redemption at the end of the period would result in the same value because the CDSC period expired.)


Q. How Did The Fund Perform?

The Hartford Growth and Income Fund returned 0.15% (for Class A shares) or the ten-month period ended in October 31, 2000. The Fund's return exceeded that of the S&P 500 Index, which returned (1.81%), and outperformed the Lipper Large Cap Core, which returned (0.9%) during the same time period.

Q. Why Did The Fund Perform This Way?

The Fund's overweight position in health care was the biggest contributor to the Fund's performance for the period ended in October 31, 2000. The strongest contributors in the health care sector were Immunex and Pharmacia. Technology finally showed some signs of weakness in the period. However, the Fund benefited from strong stock selection here, and was able to take profits in such tech names as Corning and 3Com.

Q. What Is Your Outlook For The Coming Year?

The technology sector will remain the largest sector in the Fund as we expect the semiconductor industry cycle to stabilize. We continue to have a positive outlook for the electric utility industry. In the telephone utility sector, we are negative on the prospects concerning the growth of voice transmission but we are excited about the fundamentals of data.

Higher energy prices and tighter liquidity conditions should produce a slowing in U.S. economic growth. We expect consumer spending to moderate from the very strong rates of increase of the past two years. Inflation estimates have been boosted yet again to reflect stubbornly high oil prices. We believe that the Federal Reserve tightening cycle may be over, and that the next change in monetary policy could be towards a more accommodative stance.

--------------------------------------------------------------------------------
 The Hartford
     Dividend and Growth Fund
--------------------------------------------------------------------------------

PORTFOLIO MANAGER

[PHOTO OF LAURIE GABRIEL]

     LAURIE A. GABRIEL, CFA
     Senior Vice President and Managing Partner
     Wellington Management Company, LLP


PERFORMANCE OVERVIEW

[LINE GRAPH]

7/22/96 - 10/31/00
Growth of a $10,000 investment in
Class A which includes Sales Charge

                                7/96          10/00

DIVIDEND AND GROWTH FUND      $ 9,450        $18,242
 $9,450 starting value
S&P 500                       $10,000        $24,054
 $10,000 starting value

================================================================================
RETURNS (Inception 7/22/96)

                                          Non Sales Charge Adjusted              Sales Charge Adjusted
                                                         ANNUALIZED                         ANNUALIZED
                         YTD(1)       1 YEAR(1)    SINCE INCEPT.(1)       1 YEAR(2)   SINCE INCEPT.(2)

Div & Grow A              6.77%           7.53%              16.61%           1.62%             15.08%
Div & Grow B              6.17%           6.76%              15.79%           1.76%             15.50%
Div & Grow C*             6.17%           6.79%              15.79%           4.72%             15.52%
S&P 500                  (1.81)%          6.08%              22.76%

================================================================================

The chart represents a hypothetical investment in The Hartford Dividend and Growth Fund. Past performance does not guarantee future results.

The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.

(1)  Performance results do not reflect sales charge.

(2) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.

* Class C Shares commenced operations on 8/1/98. Performance prior to 8/1/98 reflects Class B performance less Class C sales charges where applicable.

A $10,000 investment in the fund's Class B shares at the Fund's inception on 7/22/96 would have been valued at $18,726 on 10/31/00 ($18,164 with a redemption at the end of the period.)

A $10,000 investment in the fund's Class C shares at the Fund's inception on 7/22/96 would have been valued at $18,543 on 10/31/00 (a redemption at the end of the period would result in the same value because the CDSC period expired.)


Q. How Did The Fund Perform?

The Hartford Dividend & Growth Fund returned 6.77% (for Class A shares) for the ten-month period ending October 31, 2000. The Fund out-performed its benchmark, the S&P 500 Index, which returned (1.81%), and outperformed the Lipper Equity Income Average, which returned 5.5% for the same time period.

Q. Why Did The Fund Perform This Way?

Overweight positions in finance, health care and utilities contributed to the Fund's outperformance of the S&P. The Fund continues to be significantly underweight in the weakening information technology sector, which remains the largest sector weighting of the S&P 500 Index. Despite the weakness seen in this sector overall in the second half of the year, the Fund has been able to take profits in Corning, the Fund's top performing stock in the period. Our persistent overweight in Utilities also paid off handsomely this year-to-date, with Duke Energy, Enron, and Pinnacle West especially strong. Other strong contributors include a trio of finance companies: Washington Mutual, Merrill Lynch, and Marsh & McLennan. The Fund's small exposure to a strong REIT sector also helped performance in the period.

Q. What Is Your Outlook For The Coming Year?

The Fund will remain committed to its conservative value style. As more speculative New Economy stocks falter, the market should favor more established sectors such as health care and utilities. Within these sectors the Fund's focus will be on those companies that are poised to benefit from better-than-expected fundamental results combined with upward re-valuation. As always, the Fund will seek the security and stability of value stocks that pay dividends.

--------------------------------------------------------------------------------
 The Hartford
     Advisers Fund
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS

RAND L. ALEXANDER, CFA
 Senior Vice President        [PHOTO OF RAND ALEXANDER]
           and Partner
 Wellington Management
          Company, LLP

                              PAUL D. KAPLAN
[PHOTO OF PAUL KAPLAN]        Senior Vice President and
                              Partner
                              Wellington Management
                              Company, LLP


PERFORMANCE OVERVIEW

[LINE GRAPH]

7/22/96 - 10/31/00
Growth of a $10,000 investment in
Class A which includes Sales Charge

                                7/96          10/00

ADVISERS FUND                 $ 9,450        $18,086
 $9,450 starting value
S&P 500                       $10,000        $24,054
 $10,000
LEHMAN GOVT/CORP              $10,000        $13,318
 $10,000

================================================================================
RETURNS (Inception 7/22/96)

                                          Non Sales Charge Adjusted              Sales Charge Adjusted
                                                         ANNUALIZED                         ANNUALIZED
                         YTD(1)       1 YEAR(1)    SINCE INCEPT.(1)       1 YEAR(2)   SINCE INCEPT.(2)

Advisers A                2.52%          7.86%               16.38%           1.93%             14.85%
Advisers B                1.89%          7.08%               15.58%           2.08%             15.29%
Advisers C*               1.89%          7.04%               15.55%           4.97%             15.28%
S&P 500                  (1.81)%         6.08%               22.76%
Lehman govt/corp          7.84%          7.13%                6.93%

================================================================================

The chart represents a hypothetical investment in The Hartford Advisers Fund. Past performance does not guarantee future results.

The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.

(1)  Performance results do not reflect sales charge.

(2) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.

* Class C Shares commenced operations on 8/1/98. Performance prior to 8/1/98 reflects Class B performance less Class C sales charges where applicable.

A $10,000 investment in the fund's Class B shares at the Fund's inception on 7/22/96 would have been valued at $18,582 on 10/31/00 ($18,025 with a redemption at the end of the period.)

A $10,000 investment in the fund's Class C shares at the Fund's inception on 7/22/96 would have been valued at $18,378 on 10/31/00 (a redemption at the end of the period would result in the same value because the CDSC period expired.)


Q. How Did The Fund Perform?

Hartford Advisers Fund returned 2.52% (for Class A shares) for the ten-month period ending October 31, 2000. The Fund's return exceeded the 2.3% return for the Lipper Flexible Mutual Fund Average for the same time period.

Q. Why Did The Fund Perform This Way?

The Fund's overweight position in the health care sector combined with strong stock selection contributed most significantly to the Fund's performance. Two of the strongest performers were Cardinal Health and American Home Products. Stock selection in the finance sector also helped performance as Marsh & McLennan and State Street were strong. The Fund was hurt by an overweight position and poor stock selection within the information and entertainment sector. Over the last 10 months we reduced the Fund's weighting in the technology sector where valuations are stretched and earnings disappointments have been common. Relative to the S&P 500 Index, the Fund continues to be overweight in health care and consumer staples and underweight in telecom, technology and media. The performance of the fixed income portion of the Fund benefited from a slightly longer duration than the benchmark.

Q. What Is Your Outlook For The Coming Year?

We anticipate a slowing in U.S. economic growth; therefore, it seems appropriate to tilt the equity portion of the Fund towards relatively stable and predictable growth sectors such as health care, food and beverages, and household products. We expect consumer spending to moderate from the very strong rates of increase of the past two years. We believe that the Federal Reserve tightening cycle is over, and that the next change in monetary policy could be well towards a more accommodative stance.

Bond market conditions remain unique in the context of the past thirty years. Low inflation, a Treasury budget surplus, shrinking Treasury security supply, a very low unemployment rate with a tight labor market, and poor liquidity in the corporate bond market all combine to produce an environment which investors have never seen before. Given the anticipated slowing in the U.S. economy and the possibility of an easier Fed, we expect the interest rate environment to be benign, with stable to lower yields.

--------------------------------------------------------------------------------
 The Hartford
     High Yield Fund
--------------------------------------------------------------------------------

PORTFOLIO MANAGER

[PHOTO OF ALISON GRANGER]

     ALISON D. GRANGER, CFA
     Senior Vice President
     Hartford Investment
     Management Company


PERFORMANCE OVERVIEW

[LINE GRAPH]

3/90/98 - 10/31/00
Growth of a $10,000 investment in
Class A which includes Sales Charge

                                9/98          10/00

HIGH YIELD FUND               $ 9,550        $10,176
 $9,550 starting value
LEHMAN HIGH YIELD             $10,000        $10,057
 $10,000 starting value

================================================================================
RETURNS (Inception 9/30/98)

                                          Non Sales Charge Adjusted              Sales Charge Adjusted
                                                         ANNUALIZED                         ANNUALIZED
                         YTD(1)       1 YEAR(1)    SINCE INCEPT.(1)       1 YEAR(2)   SINCE INCEPT.(2)

High Yield A             (0.35)%          1.35%               3.09%          (3.21)%              0.84
High Yield B             (0.92)%          0.66%               2.36%          (4.34)%              0.95
High Yield C             (0.90)%          0.69%               2.37%          (1.32)%              1.88
Lehman High Yield        (3.84)%         (1.61)%              0.27%

================================================================================

The chart represents a hypothetical investment in The Hartford High Yield Fund. Past performance does not guarantee future results.

The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.

(1)  Performance results do not reflect sales charge.

(2) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.

A $10,000 investment in the fund's Class B shares at the Fund's inception on 9/30/98 would have been valued at $10,499 on 10/31/00 ($10,184 with a redemption at the end of the period.)

A $10,000 investment in the fund's Class C shares at the Fund's inception on 9/30/98 would have been valued at $10,397 on 10/31/00 (a redemption at the end of the period would result in the same value because the CDSC period expired.)


Q. How Did The Fund Perform?

The Hartford High Yield Fund returned (0.35%) (for Class A shares) for the ten-month period ending October 31, 2000. The Fund outperformed The Lipper High Yield peer group which returned (5.5%) for the same time period.

Q. Why Did The Fund Perform This Way?

The Fund maintains a significant overweight to BB-rated securities, which continue to outperform their lower rated counterparts. This trend has been in place since the first quarter of 2000, and is a trend we believe will persist for the foreseeable future given the increasingly difficult credit environment. The Fund's overweight to energy-related issuers and acute healthcare providers also continues to benefit performance. Regarding energy, the rise in oil over the past year and a half has led to improved credit fundamentals for the sector, contributing to positive rating action. The acute healthcare sector has produced strong earnings reports and rising admissions trends, leading to strong performance in both the stock and bond markets. Finally, the Fund's underweight to the telecommunications sector boosted performance in the past month as the sector posted a dismal return on rising liquidity concerns. We have begun to increase our exposure to that sector given the poor performance and deeply reduced dollar prices.

The Fund's underweight to the gaming sector was a negative for the performance during October as these issuers prove resilient to the rate tightening environment.

Q. What Is Your Outlook For The Coming Year?

The current yield offered by the high yield market today is approaching 10.17%, offering income-seeking investors an attractive investment complement to higher quality fixed income securities or equities.

Looking forward, we are emphasizing the following themes in the high yield funds.

The first theme is quality. Given heightened default risk and decreased issuer-access to capital markets, we will maintain our above average exposure to higher quality issuers.

Secondly, we believe that the credit fundamentals remain positive for energy-related issuers and acute healthcare. We will maintain our overweight positions to both sectors.

Thirdly, we will maintain an opportunistic approach to the telecommunications sector as we expect continued volatility and event risk.

Finally, we remain cautious on consumer-sensitive sectors including retailers, consumer products and financial institutions given the potential for further Fed action in the coming quarters.

--------------------------------------------------------------------------------
 The Hartford
     Bond Income Strategy Fund
--------------------------------------------------------------------------------

PORTFOLIO MANAGER

[PHOTO OF ALISON GRANGER]

     ALISON D. GRANGER, CFA
     Senior Vice President
     Hartford Investment
     Management Company


PERFORMANCE OVERVIEW

[LINE GRAPH]

7/22/96 - 10/31/00
Growth of a $10,000 investment in
Class A which includes Sales Charge

                               7/96           10/00

BOND INCOME STRATEGY          $ 9,550        $12,537
 $9,550 starting value
LEHMAN GOVT/CORP              $10,000        $13,318
 $10,000 starting value

================================================================================
RETURNS (Inception 7/22/96)

                                          Non Sales Charge Adjusted              Sales Charge Adjusted
                                                         ANNUALIZED                         ANNUALIZED
                         YTD(1)       1 YEAR(1)    SINCE INCEPT.(1)       1 YEAR(2)   SINCE INCEPT.(2)

Bond A                    7.17%           6.58%               6.57%           1.78%              5.43%
Bond B                    6.48%           5.77%               5.80%           0.77%              5.41%
Bond C*                   6.55%           5.86%               5.81%           3.80%              5.56%
Lehman govt/corp          7.84%           7.13%               6.93%

The chart represents a hypothetical investment in The Hartford Bond Income Strategy Fund. Past performance does not guarantee future results.

The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.

(1)  Performance results do not reflect sales charge.

(2) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.

* Class C Shares commenced operations on 8/1/98. Performance prior to 8/1/98 reflects Class B performance less Class C sales charges where applicable.

A $10,000 investment in the fund's Class B shares at the Fund's inception on 7/22/96 would have been valued at $12,731 on 10/31/00 ($12,349 with a redemption at the end of the period.)

A $10,000 investment in the fund's Class C shares at the Fund's inception on 7/22/96 would have been valued at $12,608 on 10/31/00 (a redemption at the end of the period would result in the same value because the CDSC period expired.)


Q. How Did The Fund Perform?

The Hartford Bond Income Strategy Fund returned 7.17% (for Class A shares) for the ten months ended October 31, 2000. The fund outperformed the Lipper Corporate Debt "BBB" rated peer group which returned 4.8% for the same time period.

Q. Why Did The Fund Perform This Way?

The Fund's high average portfolio credit quality produced outperformance this year. It's significant allocation to US Treasury bonds and Treasury Inflation-Indexed Securities helped performance throughout the year, as these issues produced double-digit returns.

The Fund's emphasis on mortgage passthrough securities in lieu of corporate bonds continued to contribute positively to portfolio returns as longer-dated corporate issues underperformed the mortgage sector.

Within the corporate bond market, the Fund's overweighted position to the oil and gas-related and health care industries helped performance throughout the year. The underweight to consumer-dependent industries such as retail also helped performance.

The Fund's small percentage allocation to euro-denominated securities hindered performance during the third quarter, as the currency did not keep pace with performance of the U.S. dollar.

Q. What Is Your Outlook For The Coming Year?

While Treasuries have performed extremely well relative to other fixed income alternatives this year, our outlook toward these securities is trending from positive to neutral. Much of the U.S. government's positive fiscal position and continued focus on debt reduction appears to be priced into these issues. Within the Treasury market, we continue to have a positive outlook toward Treasury Inflation-Indexed Securities, as we believe that these securities offer attractive real return potential relative to other US fixed income alternatives.

We expect to maintain a substantial position in mortgage passthrough securities for the foreseeable future. While they performed well in 2000, they continue to provide attractive yield and provide a greater opportunity for liquidity than is currently available in the corporate market.

The corporate bond market has experienced a very difficult year. We do not expect a broad recovery in the near future. However, we do see opportunity to earn attractive yield with reasonable risk in certain long-maturity investment grade issues. Our analysts' opinions will play a critical role here, as individual company performance remains highly divergent.

In spite of its underperformance during the third quarter, we will maintain the position the Fund holds in Euro-denominated securities. Our view is that the dollar is significantly overbought and that fundamentals and technical dynamics are very slowly turning in favor of the Euro.

                                                 THE HARTFORD MUTUAL FUNDS, INC.

TABLE
OF
CONTENTS
       Manager Discussions                                                     3

       The Hartford Mutual Funds, Inc. Financial Statements

          Statements of Net Assets or Statements of Assets and Liabilities as of October 31, 2000:

             The Hartford Global Health Fund                                  16
             The Hartford Global Technology Fund                              18
             The Hartford Small Company Fund                                  20
             The Hartford Capital Appreciation Fund                           22
             The Hartford MidCap Fund                                         25
             The Hartford International Opportunities Fund                    27
             The Hartford Global Leaders Fund                                 31
             The Hartford Stock Fund                                          34
             The Hartford Growth and Income Fund                              36
             The Hartford Dividend and Growth Fund                            39
             The Hartford Advisers Fund                                       42
             The Hartford High Yield Fund                                     46
             The Hartford Bond Income Strategy Fund                           51
             The Hartford Money Market Fund                                   55

          Statement of Operations for the Period Ended October 31, 2000*      58

          Statement of Changes in Net Assets for the Period Ended October 31,
       2000*                                                                  60

          Statement of Changes in Net Assets for the Year Ended December 31,
       1999                                                                   62

          Notes to Financial Statements                                       64

          Financial Highlights                                                84

          Report of Independent Public Accountants                            94

          Tax Information Notice                                              95

       * The Hartford Mutual Funds, Inc. changed its fiscal year-end from December 31 to October 31. As a result, these financial statements are for a ten-month period ending October 31, 2000. (See Note 2(n)in Notes to Financial Statements)

 THE HARTFORD GLOBAL HEALTH FUND

 STATEMENT OF NET ASSETS
 OCTOBER 31, 2000
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                     MARKET
 SHARES                                               VALUE
---------                                            -------
COMMON STOCKS -- 96.3%
            CHEMICALS -- 12.0%
     70     Aventis S.A., ADR.....................   $ 5,044
    115     Pharmacia Corp. ......................     6,347
                                                     -------
                                                      11,391
                                                     -------
            CONSUMER NON-DURABLES -- 4.1%
     19     Cardinal Health, Inc. ................     1,819
     74     McKesson HBOC, Inc. ..................     2,074
                                                     -------
                                                       3,893
                                                     -------
            DRUGS -- 46.7%
     87     Abbott Laboratories...................     4,574
     85     American Home Products Corp. .........     5,385
    105     AstraZeneca Group PLC, ADR............     5,021
     47     Banyu Pharmaceutical Co., Ltd. .......     1,007
    *84     BioChem Pharma, Inc. .................     2,077
     39     Eisai Co., Ltd. ......................     1,200
     49     Eli Lilly & Co. ......................     4,370
    *12     Forest Laboratories, Inc. ............     1,603
     23     Fujisawa Pharmaceutical Co., Ltd. ....       723
    *26     Genzyme Corp. ........................     1,874
    *12     Gilead Sciences, Inc. ................     1,032
    *37     Immunex Corp. ........................     1,579
    *11     Medicines Co. (The)...................       340
     30     Mylan Laboratories....................       834
     33     Nycomed Amersham PLC, ADR.............     1,516
     78     Schering-Plough Corp. ................     4,047
      1     Serono S.A., B Shares.................       741
     44     SmithKline Beecham PLC, ADR, A
             Shares...............................     2,894
     22     Takeda Chemical Industries Ltd. ......     1,449
     73     Tanabe Seiyaku Co., Ltd. .............       546
    *41     Triangle Pharmaceuticals, Inc. .......       344
    *56     Versicor, Inc. .......................       736
    *17     ViroPharma, Inc. .....................       408
                                                     -------
                                                      44,300
                                                     -------
            ELECTRICAL EQUIPMENT -- 1.4%
    *45     Thermo Electron Corp. ................     1,308
                                                     -------
            FINANCIAL SERVICES -- 0.3%
      2     CIGNA Corp. ..........................       244
                                                     -------
            HEALTH SERVICES -- 9.0%
    *27     Caremark Rx, Inc. ....................       338
    *70     Connectics Corp. .....................       367
    *40     Exelixis, Inc. .......................       871
    *70     Foundation Health Systems, Inc., Class
             A....................................     1,403
     42     HCA -- The Healthcare Co. ............     1,657
    *20     Immunomedics, Inc. ...................       463
     23     King Pharmaceuticals, Inc. ...........     1,013
    *62     Tenet Healthcare Corp. ...............     2,449
                                                     -------
                                                       8,561
                                                     -------

                                                     MARKET
 SHARES                                               VALUE
---------                                            -------
            MEDICAL INSTRUMENTS &
             SUPPLIES -- 15.3%
     30     Bard (C.R.), Inc. ....................   $ 1,244
     35     Bausch & Lomb, Inc. ..................     1,330
     33     Baxter International, Inc. ...........     2,696
     17     Beckman Coulter, Inc. ................     1,205
     75     Becton, Dickinson & Co. ..............     2,513
     41     Biomet, Inc. .........................     1,480
    143     Gambro AB, B Shares...................     1,122
    207     Smith & Nephew PLC....................       864
    *38     St. Jude Medical, Inc. ...............     2,085
                                                     -------
                                                      14,539
                                                     -------
            RESEARCH & TESTING FACILITIES -- 3.7%
    *13     Aurora Biosciences Corp. .............       762
     *6     CV Therapeutics, Inc. ................       465
    *37     Gene Logic, Inc. .....................       798
    *30     Monsanto Co. .........................       762
    *22     Sequenom, Inc. .......................       699
                                                     -------
                                                       3,486
                                                     -------
            RETAIL -- 1.5%
    *52     Regeneron Pharmacy, Inc. .............     1,380
                                                     -------
            SOFTWARE & SERVICES -- 2.3%
     94     IMS Health, Inc. .....................     2,223
                                                     -------
            Total common stocks...................   $91,325
                                                     =======
PRINCIPAL
AMOUNT
---------
SHORT-TERM SECURITIES -- 1.7%
            REPURCHASE AGREEMENT -- 1.7%
 $1,626     Joint Repurchase Agreement
             (See Note 2(f))
             6.551% due 11/01/00..................   $ 1,626
                                                     -------
            Total short-term securities...........   $ 1,626
                                                     =======

DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost $80,186).......    96.3%  $91,325
Total short-term securities (cost
  $1,626)................................     1.7     1,626
                                            -----   -------
Total investment in securities
  (total cost $81,812)...................    98.0    92,951
Cash, receivables and other assets.......     3.5     3,290
Security lending collateral..............     5.9     5,560
Payable for securities purchased.........    (1.3)   (1,279)
Payable for Fund shares redeemed.........    (0.1)      (92)
Security lending collateral payable to
  brokers................................    (5.9)   (5,560)
Other liabilities........................    (0.1)      (42)
                                            -----   -------
Net assets...............................   100.0%  $94,828
                                            =====   =======

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                   MARKET
                                                    VALUE
                                                   -------
SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000 shares authorized; 6,852 shares
  outstanding...................................   $     7
Paid-in surplus.................................    79,986
Accumulated undistributed net realized gain on
  investments...................................     3,860
Unrealized appreciation of investments..........    10,978
Unrealized depreciation of other assets and
  liabilities in foreign currencies.............        (3)
                                                   -------
Net assets......................................   $94,828
                                                   =======

Class A
  Net asset value per share ($44,917 / 3,240
    shares outstanding) (125,000 shares
    authorized).................................   $ 13.86
                                                   =======
  Maximum offering price per share ($13.86 /
    94.5%)......................................   $ 14.67
                                                   =======
Class B
  Net asset value and maximum offering price per
    share ($20,574 / 1,490 shares outstanding)
    (75,000 shares authorized)..................   $ 13.81
                                                   =======
Class C
  Net asset value per share ($26,830 / 1,942
    shares outstanding)(50,000 shares
    authorized).................................   $ 13.81
                                                   =======
  Maximum offering price per share($13.81 /
    99.0%)......................................   $ 13.95
                                                   =======
Class Y
  Net asset value and maximum offering price per
    share ($2,507 / 180 shares outstanding)
    (50,000 shares authorized)..................   $ 13.89
                                                   =======

* Non-income producing during the period.

 THE HARTFORD GLOBAL TECHNOLOGY FUND
 STATEMENT OF NET ASSETS
 OCTOBER 31, 2000
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                     MARKET
 SHARES                                               VALUE
---------                                            -------
COMMON STOCKS -- 98.3%
            COMMUNICATIONS -- 16.7%
    *44     Advanced Fibre Communications,
             Inc. ................................   $ 1,429
    *16     CIENA Corp. ..........................     1,629
    *50     Exodus Communications, Inc. ..........     1,665
     *1     Inrange Technologies Corp. ...........        29
     *4     Juniper Networks, Inc. ...............       741
     26     Nortel Networks Holdings Corp. .......     1,178
    *16     ONI Systems Corp. ....................     1,265
    *18     Research in Motion Ltd. ..............     1,770
     *5     SDL, Inc. ............................     1,167
    *49     Sonus Networks, Inc. .................     1,691
                                                     -------
                                                      12,564
                                                     -------
            COMPUTERS & OFFICE EQUIPMENT -- 20.6%
   *128     Cisco Systems, Inc. ..................     6,912
     90     Compaq Computer Corp. ................     2,728
    *47     Dell Computer Corp. ..................     1,372
     31     International Business Machines
             Corp. ...............................     3,073
    *26     Palm, Inc. ...........................     1,398
                                                     -------
                                                      15,483
                                                     -------
            ELECTRICAL EQUIPMENT -- 7.1%
    *29     Credence Systems Corp. ...............       542
    *64     Teradyne, Inc. .......................     2,009
    *42     Veeco Instruments, Inc. ..............     2,800
                                                     -------
                                                       5,351
                                                     -------
            ELECTRONICS -- 13.8%
    *31     Analog Devices, Inc. .................     1,989
     *8     Applied Micro Circuits Corp. .........       580
    *39     Cypress Semiconductor Corp. ..........     1,468
    *21     JDS Uniphase Corp. ...................     1,684
    *69     MEMC Electronic Materials, Inc. ......       690
    *44     Micron Technology, Inc. ..............     1,526
     *7     OmniVision Technologies, Inc. ........       222
    *65     United Microelectronics Corp., ADR....       734
    *22     Vitesse Semiconductor Corp. ..........     1,518
                                                     -------
                                                      10,411
                                                     -------
            MACHINERY -- 5.5%
    *17     Applied Materials, Inc. ..............       887
    *18     Brooks Automation, Inc. ..............       464
    *72     Lam Research Corp. ...................     1,387
    *58     Ultratech Stepper, Inc. ..............     1,370
                                                     -------
                                                       4,108
                                                     -------

                                                     MARKET
 SHARES                                               VALUE
---------                                            -------
            SOFTWARE & SERVICES -- 34.3%
    *15     America Online, Inc. .................   $   751
    *96     Ceridian Corp. .......................     2,403
     28     Electronic Data Systems Corp. ........     1,319
    *33     Macromedia, Inc. .....................     2,543
    *71     Microsoft Corp. ......................     4,876
   *173     Quantum Hard Disk Drive Corp. ........     1,975
    *53     Rational Software Corp. ..............     3,169
    *26     Sun Microsystems, Inc. ...............     2,872
    *19     SunGard Data Systems, Inc. ...........       982
    *19     VeriSign, Inc. .......................     2,479
    *43     Verity, Inc. .........................     1,013
    *46     Vignette Corp. .......................     1,377
                                                     -------
                                                      25,759
                                                     -------
            TRANSPORTATION -- 0.3%
     *7     Sabre Group Corp. ....................       237
                                                     -------
            Total common stocks...................   $73,913
                                                     =======

PRINCIPAL
AMOUNT
---------
SHORT-TERM SECURITIES -- 2.3%
            REPURCHASE AGREEMENT -- 2.3%
 $1,726     Joint Repurchase Agreement
             (See Note 2(f))
             6.551% due 11/01/00..................   $ 1,726
                                                     -------
            Total short-term securities...........   $ 1,726
                                                     =======

DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost $83,731).......    98.3%  $73,913
Total short-term securities (cost
  $1,726)................................     2.3     1,726
                                            -----   -------
Total investment in securities
  (total cost $85,457)...................   100.6    75,639
Cash, receivables and other assets.......     3.6     2,692
Security lending collateral..............     5.8     4,347
Payable for securities purchased.........    (4.0)   (3,050)
Payable for Fund shares redeemed.........    (0.1)      (41)
Security lending collateral payable to
  brokers................................    (5.8)   (4,347)
Other liabilities........................    (0.1)      (31)
                                            -----   -------
Net assets...............................   100.0%  $75,209
                                            =====   =======

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                   MARKET
                                                    VALUE
                                                   -------
SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000 shares authorized; 8,642 shares
  outstanding...................................   $     9
Paid-in surplus.................................    85,314
Accumulated net realized loss on investments....      (296)
Unrealized depreciation of investments..........    (9,818)
                                                   -------
Net assets......................................   $75,209
                                                   =======

Class A
  Net asset value per share ($33,221 / 3,811
    shares outstanding) (125,000 shares
    authorized).................................   $  8.72
                                                   =======
  Maximum offering price per share
    ($8.72 / 94.5%).............................   $  9.23
                                                   =======
Class B
  Net asset value and maximum offering price per
    share ($15,676 / 1,805 shares outstanding)
    (75,000 shares authorized)..................   $  8.68
                                                   =======
Class C
  Net asset value per share ($21,615 / 2,490
    shares outstanding) (50,000 shares
    authorized).................................   $  8.68
                                                   =======
  Maximum offering price per share
    ($8.68 / 99.0%).............................   $  8.77
                                                   =======
Class Y
  Net asset value and maximum offering price per
    share ($4,677 / 536 shares outstanding)
    (50,000 shares authorized)..................   $  8.73
                                                   =======

* Non-income producing during the period.

 THE HARTFORD SMALL COMPANY FUND
 STATEMENT OF ASSETS AND LIABILITIES
 OCTOBER 31, 2000
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                     MARKET
 SHARES                                              VALUE
---------                                           --------
COMMON STOCKS -- 85.1%
            BUSINESS SERVICES -- 5.4%
    *317    Iron Mountain, Inc. .................   $ 10,705
     238    Manpower, Inc. ......................      8,285
      *4    StorageNetworks, Inc. ...............        273
                                                    --------
                                                      19,263
                                                    --------
            COMMUNICATIONS -- 9.5%
     *79    Advanced Fibre Communications,
             Inc. ...............................      2,576
    *229    Andrew Corp. ........................      6,023
     *73    DMC Stratex Networks.................      1,697
     *48    Efficient Networks, Inc. ............      2,022
    *427    Mpower Communications Corp. .........      2,777
     *31    Proxim, Inc. ........................      1,904
    *116    SBA Communications Corp. ............      5,815
    *235    Spectrasite Holdings, Inc. ..........      4,641
    *142    Tekelec..............................      5,238
    *184    US Unwired, Inc., Class A............      1,289
                                                    --------
                                                      33,982
                                                    --------
            COMPUTERS & OFFICE EQUIPMENT -- 0.5%
     *94    Concurrent Computer Corp. ...........      1,662
                                                    --------
            CONSUMER NON-DURABLES -- 1.5%
      50    Bindley Western Industries, Inc. ....      1,786
     *58    Kenneth Cole Productions, Inc., Class
             A...................................      2,640
     *17    Priority Healthcare Corp., Class B...        908
                                                    --------
                                                       5,334
                                                    --------
            DRUGS -- 2.6%
     *77    Albany Molecular Research, Inc. .....      4,447
     *30    Gilead Sciences, Inc. ...............      2,576
     *70    ImmunoGen, Inc. .....................      2,410
                                                    --------
                                                       9,433
                                                    --------
            ELECTRICAL EQUIPMENT -- 0.7%
     *25    Bruker Daltonics, Inc. ..............        846
     *25    Veeco Instruments, Inc. .............      1,668
                                                    --------
                                                       2,514
                                                    --------
            ELECTRONICS -- 10.0%
    *101    Actel Corp. .........................      3,692
    *140    AXT, Inc. ...........................      5,378
    *126    Emcore Corp. ........................      5,158
     *23    International Rectifier Corp. .......      1,022
    *127    Oak Technology, Inc. ................      3,567
     *60    Plexus Corp. ........................      3,803
    *225    REMEC, Inc. .........................      6,702
     *83    Semtech Corp. .......................      2,674
    *139    Supertex, Inc. ......................      3,955
                                                    --------
                                                      35,951
                                                    --------
            ENERGY & SERVICES -- 4.9%
     376    Cross Timbers Oil Co. ...............      7,066
    *116    Evergreen Resources, Inc. ...........      3,179
    *230    Hanover Compressor Co. ..............      7,494
                                                    --------
                                                      17,739
                                                    --------

                                                     MARKET
 SHARES                                              VALUE
---------                                           --------
            FINANCIAL SERVICES -- 5.6%
     169    Legg Mason, Inc. ....................   $  8,777
     140    Metris Companies, Inc. ..............      4,523
     112    People's Bank........................      2,276
     *15    Telecom Holders Trust................        982
     *49    Trigon Healthcare, Inc. .............      3,491
                                                    --------
                                                      20,049
                                                    --------
            HEALTH SERVICES -- 8.9%
    *876    Caremark Rx, Inc. ...................     10,951
     *14    Connectics Corp. ....................         72
     *38    Exelixis, Inc. ......................        834
     *52    Express Scripts, Inc., Class A.......      3,460
    *468    Foundation Health Systems, Inc.,
             Class A.............................      9,448
    *158    Quorum Health Group, Inc. ...........      2,117
    *101    Varian Medical Systems, Inc. ........      4,941
                                                    --------
                                                      31,823
                                                    --------
            MACHINERY -- 0.7%
     *79    Grant Prideco, Inc. .................      1,459
     *71    Varco International, Inc. ...........      1,217
                                                    --------
                                                       2,676
                                                    --------
            MANUFACTURING -- 0.0%
      *1    Doncasters PLC, ADR..................         16
                                                    --------
            MEDIA & ENTERTAINMENT -- 1.4%
    *155    Harrah's Entertainment, Inc. ........      4,440
      15    Pegasus Communications Corp., Class
             A...................................        530
                                                    --------
                                                       4,970
                                                    --------
            MEDICAL INSTRUMENTS & SUPPLIES -- 0.7%
      *3    I-STAT Corp. ........................         51
     *96    North American Scientific, Inc. .....      2,605
                                                    --------
                                                       2,656
                                                    --------
            METALS, MINERALS & MINING -- 2.2%
      46    Minas BuenaVentura, Class B, ADR.....        595
    *249    Stillwater Mining Co. ...............      7,233
                                                    --------
                                                       7,828
                                                    --------
            REAL ESTATE -- 2.7%
     184    Liberty Property Trust (REIT)........      4,867
     184    Reckson Associates Realty Corp.
             (REIT)..............................      4,152
     *25    Regus PLC, ADR.......................        567
                                                    --------
                                                       9,586
                                                    --------
            RESEARCH & TESTING FACILITIES -- 2.1%
     *36    Aurora Biosciences Corp. ............      2,200
    *252    Core Laboratories N.V. ..............      5,440
                                                    --------
                                                       7,640
                                                    --------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                     MARKET
 SHARES                                              VALUE
---------                                           --------
COMMON STOCKS -- (CONTINUED)
            RETAIL -- 7.1%
     *66    American Eagle Outfitters, Inc. .....   $  2,256
    *128    Ann Taylor Store.....................      3,852
    *136    Cheesecake Factory, Inc. (The).......      6,042
     169    Pier 1 Imports, Inc. ................      2,243
    *259    Venator Group, Inc. .................      3,658
     *81    Whole Foods Market, Inc. ............      3,756
    *172    Williams-Sonoma, Inc. ...............      3,581
                                                    --------
                                                      25,388
                                                    --------
            SOFTWARE & SERVICES -- 10.6%
    *204    Affiliated Computer Services, Inc.,
             Class A.............................     11,338
    *133    Brio Technolgy, Inc. ................      1,091
    *158    Broadbase Software, Inc. ............      1,695
    *147    Cognos, Inc. ........................      6,105
    *159    DigitalThink, Inc. ..................      5,613
    *180    HomeStore.com, Inc. .................      6,106
      *7    Interwoven, Inc. ....................        685
      *3    Intranet Solutions, Inc. ............        153
    *229    Verity, Inc. ........................      5,386
                                                    --------
                                                      38,172
                                                    --------
            TRANSPORTATION -- 7.6%
    *235    Atlas Air, Inc. .....................      8,506
    *216    Ryanair Holdings PLC, ADR............      8,691
     108    Skywest, Inc. .......................      5,454
    *327    Swift Transportation Co., Inc. ......      4,655
                                                    --------
                                                      27,306
                                                    --------
            UTILITIES -- 0.5%
    *316    Apac Teleservices, Inc. .............      1,696
                                                    --------
            Total common stocks (cost
             $295,266)...........................   $305,684
                                                    ========
PRINCIPAL
 AMOUNT
---------
SHORT-TERM SECURITIES -- 10.0%
            REPURCHASE AGREEMENT -- 10.0%
 $35,922    Joint Repurchase Agreement
             (See Note 2(f))
             6.551% due 11/01/00.................   $ 35,922
                                                    --------
            Total short-term securities (cost
             $35,922)............................   $ 35,922
                                                    ========

                                                   MARKET
                                                   VALUE
                                                  --------
STATEMENT OF ASSETS AND LIABILITIES
ASSETS
Investment in securities, at value (total cost
  $331,188) -- see accompanying portfolio......   $341,606
Receivable for securities sold.................     19,534
Receivable for Fund shares sold................      1,502
Receivable for dividends and interest..........         54
Security lending collateral....................     38,772
Cash and other assets..........................          2
                                                  --------
Total assets...................................    401,470
                                                  --------
LIABILITIES
Payable for securities purchased...............      3,140
Payable for Fund shares redeemed...............        281
Security lending collateral payable to
  brokers......................................     38,772
Other liabilities..............................        132
                                                  --------
Total liabilities..............................     42,325
                                                  --------
Net assets.....................................   $359,145
                                                  ========

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000 shares authorized; 20,080 shares
  outstanding..................................   $     20
Paid-in surplus................................    340,380
Accumulated undistributed net realized gain on
  investments..................................      8,327
Unrealized appreciation of investments.........     10,418
                                                  --------
Net assets.....................................   $359,145
                                                  ========

Class A
  Net asset value per share ($164,280 / 9,087
    shares outstanding) (125,000 shares
    authorized)....................................  $18.08
                                                     ======
  Maximum offering price per share ($18.08 /
    94.5%).........................................  $19.13
                                                     ======
Class B
  Net asset value and maximum offering price per
    share ($71,323 / 4,078 shares outstanding)
    (75,000 shares authorized).....................  $17.49
                                                     ======
Class C
  Net asset value per share ($77,337 / 4,418 shares
    outstanding) (50,000 shares authorized)........  $17.51
                                                     ======
  Maximum offering price per share ($17.51 /
    99.0%).........................................  $17.69
                                                     ======
Class Y
  Net asset value and maximum offering price per
    share ($46,205 / 2,497 shares outstanding)
    (50,000 shares authorized).....................  $18.50
                                                     ======

 * Non-income producing during the period.

 THE HARTFORD CAPITAL APPRECIATION FUND
 STATEMENT OF NET ASSETS
 OCTOBER 31, 2000
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                    MARKET
 SHARES                                             VALUE
---------                                         ----------
COMMON STOCKS -- 97.8%
            BUSINESS SERVICES -- 1.9%
     *975   iBEAM Broadcasting Corp. ..........   $    5,484
      850   Manpower, Inc. ....................       29,591
   *1,285   Pegasystems, Inc. .................        6,989
     *408   United Rentals (North America),
             Inc. .............................        8,772
                                                  ----------
                                                      50,836
                                                  ----------
            CHEMICALS -- 3.4%
   *1,317   Cytec Industries, Inc. ............       45,612
      850   Pharmacia Corp. ...................       46,750
                                                  ----------
                                                      92,362
                                                  ----------
            COMMUNICATIONS -- 3.8%
     *700   Advanced Fibre Communications,
             Inc. .............................       22,794
     *445   Exodus Communications, Inc. .......       14,922
     *117   Global Crossing Ltd. ..............        2,759
     *850   Nextel Partners, Inc. .............       20,825
     *389   Sonus Networks, Inc. ..............       13,407
   *1,182   Worldcom, Inc. ....................       28,080
                                                  ----------
                                                     102,787
                                                  ----------
            COMPUTERS & OFFICE EQUIPMENT --1.9%
     *388   Adept Technology, Inc. ............       10,816
     *804   Ingram Micro, Inc., Class A........       13,710
   *1,041   Rainbow Technologies, Inc. ........       25,905
                                                  ----------
                                                      50,431
                                                  ----------
            CONSTRUCTION -- 1.0%
      550   Chicago Bridge & Iron Co. N.V. ....        8,697
    2,541   Foster Wheeler Corp. ..............       18,736
                                                  ----------
                                                      27,433
                                                  ----------
            CONSUMER DURABLES -- 0.1%
      121   Grainger (W.W.), Inc. .............        3,874
                                                  ----------
            CONSUMER NON-DURABLES -- 4.4%
     *557   Hexcel Corp. ......................        6,095
    2,390   McKesson HBOC, Inc. ...............       67,055
   *2,927   Smurfit-Stone Container Corp. .....       39,519
     *635   United Natural Foods, Inc. ........        7,977
                                                  ----------
                                                     120,646
                                                  ----------
            CONSUMER SERVICES -- 0.9%
     *806   Bright Horizons Family Solutions,
             Inc. .............................       20,150
     *124   Edison Schools, Inc. ..............        3,394
                                                  ----------
                                                      23,544
                                                  ----------
            DRUGS -- 2.2%
     *715   Genzyme Surgical Products..........        5,342
     *122   Gilead Sciences, Inc. .............       10,458
      675   Teva Pharmaceutical Industries
             Ltd., ADR.........................       39,909
     *575   Triangle Pharmaceuticals, Inc. ....        4,834
                                                  ----------
                                                      60,543
                                                  ----------

                                                    MARKET
 SHARES                                             VALUE
---------                                         ----------
            ELECTRICAL EQUIPMENT -- 1.1%
     *375   Credence Systems Corp. ............   $    7,031
     *333   Veeco Instruments, Inc. ...........       22,052
                                                  ----------
                                                      29,083
                                                  ----------
            ELECTRONICS -- 8.4%
     *800   Altera Corp. ......................       32,750
     *741   American Xtal Technology, Inc. ....       28,532
     *241   Applied Micro Circuits Corp. ......       18,391
     *275   Elantec Semiconductor, Inc. .......       30,538
     *400   Emcore Corp. ......................       16,400
     *700   GSI Lumonics, Inc. ................        8,838
      600   Helix Technology Corp. ............       16,725
     *220   Micron Technology, Inc. ...........        7,645
     *604   National Semiconductor Corp. ......       15,704
     *492   Plexus Corp. ......................       31,027
   *1,046   Read-Rite Corp. ...................        7,783
   *1,264   United Microelectronics Corp.,
             ADR...............................       14,375
                                                  ----------
                                                     228,708
                                                  ----------
            ENERGY & SERVICES -- 7.9%
      701   Burlington Resources, Inc. ........       25,236
    1,123   Cabot Oil & Gas Corp. .............       22,039
     *955   China Petroleum and Chemical Corp.,
             H Shares, ADR.....................       18,746
      200   Exxon Mobil Corp. .................       17,838
    1,386   Gulf Canada Resources Ltd. ........        5,888
   *2,700   Newpark Resources, Inc. ...........       24,300
     *380   Precision Drilling Corp. ..........       10,869
   *1,812   R&B Falcon Corp. ..................       45,305
    3,061   Sasol Ltd., ADR....................       23,150
     *700   Talisman Energy Corp. .............       21,978
                                                  ----------
                                                     215,349
                                                  ----------
            FINANCIAL SERVICES -- 8.8%
    2,285   Ace Ltd. ..........................       89,686
      813   Annuity & Life Re (Holdings),
             Ltd. .............................       22,397
    1,200   Heller Financial, Inc., Class A....       35,100
      350   Morgan Stanley Dean Witter &
             Co. ..............................       28,085
      260   Orix Corp. ........................       27,265
      999   Pacific Century Financial Corp. ...       12,677
      667   Reinsurance Group of America,
             Inc. .............................       24,922
                                                  ----------
                                                     240,132
                                                  ----------
            FOOD, BEVERAGE & TOBACCO -- 3.6%
    3,075   Archer-Daniels-Midland Co. ........       33,824
    1,000   Nabisco Group Holdings Corp. ......       28,875
      943   Philip Morris Co., Inc. ...........       34,519
                                                  ----------
                                                      97,218
                                                  ----------
            FOREST & PAPER PRODUCTS -- 0.1%
   *1,000   Asia Pulp & Paper Company Ltd.,
             ADR...............................        1,750
                                                  ----------
            HEALTH SERVICES -- 0.2%
   *1,135   Magellan Health Services, Inc. ....        4,540
                                                  ----------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                    MARKET
 SHARES                                             VALUE
---------                                         ----------
COMMON STOCKS -- (CONTINUED)
            MACHINERY -- 0.6%
     *200   ATS Automation Tooling Systems.....   $    3,549
   *1,100   Axcelis Technologies, Inc. ........       11,825
     *105   Hydril Co. ........................        1,832
                                                  ----------
                                                      17,206
                                                  ----------
            MANUFACTURING -- 1.1%
     *396   Doncasters PLC, ADR................        7,130
   *1,003   PRI Automation, Inc. ..............       22,695
                                                  ----------
                                                      29,825
                                                  ----------
            MEDIA & ENTERTAINMENT -- 2.5%
     *500   Allegiance Telecom, Inc. ..........       15,719
   *1,500   AMC Entertainment, Inc. ...........        3,000
     *720   AT&T -- Liberty Media Group, Class
             A.................................       12,953
   *2,266   Six Flags, Inc. ...................       35,403
                                                  ----------
                                                      67,075
                                                  ----------
            MEDICAL INSTRUMENTS &
             SUPPLIES -- 2.3%
    1,869   Becton, Dickinson & Co. ...........       62,598
                                                  ----------
            METALS, MINERALS & MINING -- 4.3%
    1,021   Alcoa, Inc. .......................       29,276
      838   Engelhard Corp. ...................       17,493
     *154   Freeport-McMoRan Copper & Gold,
             Inc., Class B.....................        1,225
     *100   McMoRan Exploration Co. ...........        1,200
      900   Petroleo Brasileiro S.A., ADR......       26,156
    1,101   Precision Castparts Corp. .........       41,555
                                                  ----------
                                                     116,905
                                                  ----------
            REAL ESTATE -- 3.7%
      700   LNR Property Corp. ................       15,138
   *1,680   Pinnacle Holdings, Inc. (REIT).....       26,454
      817   Reckson Associates Realty Corp.
             (REIT)............................       18,473
   *2,200   Security Capital Group, Inc., Class
             B.................................       41,938
                                                  ----------
                                                     102,003
                                                  ----------
            RESEARCH & TESTING
             FACILITIES -- 0.1%
     *190   Variagenics, Inc. .................        3,127
                                                  ----------
            RETAIL -- 8.9%
     *650   American Eagle Outfitters, Inc. ...       22,384
   *1,343   Bell Microproducts, Inc. ..........       34,928
     *782   Brinker International, Inc. .......       30,678
     *750   Cheesecake Factory, Inc. (The).....       33,234
      914   Intimate Brands, Inc., Class A.....       21,822
     *566   Pacific Sunwear of California,
             Inc. .............................       11,607
   *2,396   Staples, Inc. .....................       34,143
    1,100   Target Corp. ......................       30,382
     *500   Whole Foods Market, Inc. ..........       23,125
                                                  ----------
                                                     242,303
                                                  ----------

                                                    MARKET
 SHARES                                             VALUE
---------                                         ----------
            SOFTWARE & SERVICES -- 8.6%
     *250   America Online, Inc. ..............   $   12,608
     *386   AremisSoft Corp. ..................       16,519
     *657   Avant! Corp. ......................       11,047
   *1,100   China Unicom Ltd., ADR.............       22,550
     *950   Cognex Corp. ......................       31,825
      285   First Data Corp. ..................       14,286
     *188   Information Resource Engineering,
             Inc. .............................        7,896
   *2,450   Internet Pictures Corp. ...........        5,245
     *364   Rational Software Corp. ...........       21,696
  *R1,000   Tricord Systems, Inc. .............       16,500
     *200   VeriSign, Inc. ....................       26,400
     *630   Verity, Inc. ......................       14,805
   *1,103   Vignette Corp. ....................       32,871
                                                  ----------
                                                     234,248
                                                  ----------
            TRANSPORTATION -- 10.9%
     *400   Atlas Air, Inc. ...................       14,500
      482   Boeing Co. (The)...................       32,679
      606   Canadian Pacific Ltd. .............       17,693
    1,088   CSX Corp. .........................       27,532
    1,644   Delphi Automotive Systems Corp. ...       25,784
      940   Empresa Brasileira de Aeronautica
             S.A., ADR.........................       27,190
    1,013   Honeywell International, Inc. .....       54,523
     *722   NorthWest Airlines Corp., Class
             A.................................       20,586
     *440   Peak International Ltd. ...........        3,383
   *1,214   Ryanair Holdings PLC, ADR..........       48,923
   *1,111   Swift Transportation Co., Inc. ....       15,833
      339   USFreightways Corp. ...............        8,716
                                                  ----------
                                                     297,342
                                                  ----------
            UTILITIES -- 5.1%
     *825   Calpine Corp. .....................       65,123
    1,500   CMS Energy Corp. ..................       40,500
     *107   Southern Energy, Inc. .............        2,916
    1,555   Waste Management, Inc. ............       31,098
                                                  ----------
                                                     139,637
                                                  ----------
            Total common stocks................   $2,661,505
                                                  ==========
PRINCIPAL
 AMOUNT
---------
CONVERTIBLE BONDS -- 0.6%
            BUSINESS SERVICES -- 0.4%
@$ 12,000   Kestrel Solutions
             5.50% due 07/15/05................   $   11,880
                                                  ----------
            ELECTRONICS -- 0.2%
   @7,000   Candescent Technology
             8.00% due 05/01/03................        4,760
                                                  ----------
            Total convertible bonds............   $   16,640
                                                  ==========

 THE HARTFORD CAPITAL APPRECIATION FUND
 STATEMENT OF NET ASSETS -- (CONTINUED)
 OCTOBER 31, 2000
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                    MARKET
 SHARES                                             VALUE
---------                                         ----------
CONVERTIBLE PREFERRED STOCKS -- 0.3%
            COMMUNICATIONS -- 0.3%
    *R170   Optical Switch Corp., Class B......   $    7,750
                                                  ----------
            Total convertible preferred
             stocks............................   $    7,750
                                                  ==========
PREFERRED STOCKS -- 0.1%
            ELECTRONICS -- 0.1%
  *R1,205   Sensable Technology, Inc. .........   $    4,000
                                                  ----------
            Total preferred stocks.............   $    4,000
                                                  ==========
PRINCIPAL
 AMOUNT
---------
SHORT-TERM SECURITIES -- 1.3%
            REPURCHASE AGREEMENT -- 1.3%
$  34,930   Joint Repurchase Agreement (See
             Note 2(f))
             6.551% due 11/01/00...............   $   34,930
                                                  ----------
            Total short-term securities........   $   34,930
                                                  ==========

DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost
  $2,439,559).........................    97.8%  $2,661,505
Total convertible bonds (cost
  $18,088)............................     0.6       16,640
Total convertible preferred stock
  (cost $7,750).......................     0.3        7,750
Total preferred stock (cost $4,000)...     0.1        4,000
Total short-term securities (cost
  $34,930)............................     1.3       34,930
                                         -----   ----------
Total investment in securities (total
  cost $2,504,327)....................   100.1    2,724,825
Cash, receivables and other assets....     2.8       74,810
Security lending collateral...........     6.5      175,820
Payable for securities purchased......    (2.8)     (76,556)
Payable for Fund shares redeemed......    (0.1)      (2,062)
Security lending collateral payable to
  brokers.............................    (6.5)    (175,820)
Other liabilities.....................    (0.0)        (818)
                                         -----   ----------
Net assets............................   100.0%  $2,720,199
                                         =====   ==========

                                                   MARKET
                                                   VALUE
                                                 ----------
SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000 shares authorized; 83,204 shares
  outstanding.................................   $       83
Paid-in surplus...............................    2,167,958
Accumulated undistributed net realized gain on
  investments.................................      331,669
Unrealized appreciation of investments........      220,498
Unrealized depreciation of forward foreign
  currency contracts (See Note 2(h))+.........           (3)
Unrealized depreciation of other assets and
  liabilities in foreign currencies...........           (6)
                                                 ----------
Net assets....................................   $2,720,199
                                                 ==========

Class A
  Net asset value per share ($1,309,836 / 39,448
    shares outstanding) (125,000 shares
    authorized)....................................  $33.20
                                                     ======
  Maximum offering price per share
    ($33.20 / 94.5%)...............................  $35.13
                                                     ======
Class B
  Net asset value and maximum offering price per
    share ($826,495 / 25,719 shares outstanding)
    (75,000 shares authorized).....................  $32.14
                                                     ======
Class C
  Net asset value per share ($494,391 / 15,401
    shares outstanding) (50,000 shares
    authorized)....................................  $32.10
                                                     ======
  Maximum offering price per share
    ($32.10 / 99.0%)...............................  $32.42
                                                     ======
Class Y
  Net asset value and maximum offering price per
    share ($89,477 / 2,636 shares outstanding)
    (50,000 shares authorized).....................  $33.94
                                                     ======

 * Non-income producing during the period.

 @ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2000, the market value of these securities amounted to $16,640 or 0.6% of net assets.

R Restricted Securities (See Note 2(m))

      +FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT OCTOBER 31, 2000

                                                  TOTAL                CONTRACT            DELIVERY             UNREALIZED
                 DESCRIPTION                   MARKET VALUE             AMOUNT               DATE              DEPRECIATION
---------------------------------------------  ------------            --------            --------            ------------
Canadian Dollars (Sell)                           $2,414                $2,411             11/01/00               $   (3)
                                                                                                                  ======

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD MIDCAP FUND
 STATEMENT OF NET ASSETS
 OCTOBER 31, 2000
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                     MARKET
 SHARES                                              VALUE
---------                                           --------
COMMON STOCKS -- 90.0%
            AEROSPACE & DEFENSE -- 2.4%
    *501    SCI Systems, Inc. ...................   $ 21,556
                                                    --------
            APPAREL & TEXTILE -- 0.8%
     163    Liz Claiborne, Inc. .................      6,932
                                                    --------
            BUSINESS SERVICES -- 4.4%
     259    Cintas Corp. ........................     12,006
    *224    Iron Mountain, Inc. .................      7,569
    *102    Lamar Advertising Co., Class A.......      4,915
     424    Manpower, Inc. ......................     14,774
                                                    --------
                                                      39,264
                                                    --------
            COMMUNICATIONS -- 7.0%
    *326    American Tower Corp., Class A........     13,338
     210    Broadwing, Inc. .....................      5,927
  *1,163    McLeodUSA, Inc., Class A.............     22,388
    *222    Nextel Partners, Inc. ...............      5,434
    *113    RCN Corp. ...........................      2,004
    *277    Western Wireless Corp., Class A......     13,177
                                                    --------
                                                      62,268
                                                    --------
            COMPUTERS & OFFICE EQUIPMENT -- 3.0%
     *70    Handspring, Inc. ....................      5,033
    *120    Jabil Circuit, Inc. .................      6,842
    *117    Palm, Inc. ..........................      6,278
     *87    Qlogic Corp. ........................      8,408
                                                    --------
                                                      26,561
                                                    --------
            CONSUMER DURABLES -- 0.5%
     193    Herman Miller, Inc. .................      5,050
                                                    --------
            CONSUMER NON-DURABLES -- 0.9%
     291    McKesson HBOC, Inc. .................      8,155
                                                    --------
            DRUGS -- 4.0%
    *103    Forest Laboratories, Inc. ...........     13,581
    *123    Gilead Sciences, Inc. ...............     10,595
     *23    IDEC Pharmaceuticals Corp. ..........      4,570
    *159    Immunex Corp. .......................      6,780
                                                    --------
                                                      35,526
                                                    --------
            EDUCATION -- 0.6%
    *162    DeVry, Inc. .........................      5,969
                                                    --------
            ELECTRICAL EQUIPMENT -- 3.1%
     169    Danaher Corp. .......................     10,662
      63    Tektronix, Inc. .....................      4,517
    *264    Teradyne, Inc. ......................      8,234
     *64    Veeco Instruments, Inc. .............      4,211
                                                    --------
                                                      27,624
                                                    --------
            ELECTRONICS -- 4.3%
     *44    Applied Micro Circuits Corp. ........      3,330
    *267    Flextronics International Ltd. ......     10,161
     *36    Integrated Device Technology,
             Inc. ...............................      1,999
    *107    Novellus Systems, Inc. ..............      4,368
    *110    Sanmina Corp. .......................     12,517
     *83    Vitesse Semiconductor Corp. .........      5,798
                                                    --------
                                                      38,173
                                                    --------

                                                     MARKET
 SHARES                                              VALUE
---------                                           --------
            ENERGY & SERVICES -- 5.3%
     160    Anadarko Petroleum Corp. ............   $ 10,267
    *181    Nabors Industries, Inc. .............      9,228
    *595    R&B Falcon Corp. ....................     14,868
     284    Suncor Energy, Inc. .................      5,593
     138    Transocean Sedco Forex, Inc. ........      7,325
                                                    --------
                                                      47,281
                                                    --------
            FINANCIAL SERVICES -- 8.7%
     437    Ace Ltd. ............................     17,165
     118    AMBAC Financial Group, Inc. .........      9,410
     137    Bear Stearns Cos., Inc. (The)........      8,312
     133    Legg Mason, Inc. ....................      6,931
     162    MBIA, Inc. ..........................     11,797
     116    State Street Corp. ..................     14,407
     441    UnionBanCal Corp. ...................      9,269
                                                    --------
                                                      77,291
                                                    --------
            FOREST & PAPER PRODUCTS -- 1.5%
     608    Abitibi-Consolidated, Inc. ..........      5,322
     149    White Electronic Designs Corp. ......      8,043
                                                    --------
                                                      13,365
                                                    --------
            HEALTH SERVICES -- 3.0%
    *644    Health Management Associates, Inc.,
             Class A.............................     12,759
     *40    Human Genome Sciences, Inc. .........      3,543
    *264    Tenet Healthcare Corp. ..............     10,367
                                                    --------
                                                      26,669
                                                    --------
            HOTELS & GAMING -- 0.3%
      99    Starwood Hotels & Resorts Worldwide,
             Inc. ...............................      2,930
                                                    --------
            MACHINERY -- 2.1%
    *347    Grant Prideco, Inc. .................      6,449
     217    Harris Corp. ........................      6,870
    *316    Varco International, Inc. ...........      5,454
                                                    --------
                                                      18,773
                                                    --------
            MEDIA & ENTERTAINMENT -- 5.0%
    *250    Adelphia Communications Corp., Class
             A...................................      8,304
    *302    Allegiance Telecom, Inc. ............      9,494
     335    Pegasus Communications Corp., Class
             A...................................     11,917
     155    Scripps (E.W.) Co. (The), Class A....      9,058
    *154    Univision Communications, Inc., Class
             A...................................      5,894
                                                    --------
                                                      44,667
                                                    --------
            MEDICAL INSTRUMENTS & SUPPLIES -- 5.6%
     479    Becton, Dickinson & Co. .............     16,047
     404    Biomet, Inc. ........................     14,634
    *348    St. Jude Medical, Inc. ..............     19,124
                                                    --------
                                                      49,805
                                                    --------
            METALS, MINERALS & MINING -- 2.4%
     395    Lockheed Martin Corp. ...............     14,154
     180    Vulcan Materials Co. ................      7,560
                                                    --------
                                                      21,714
                                                    --------

 THE HARTFORD MIDCAP FUND
 STATEMENT OF NET ASSETS -- (CONTINUED)
 OCTOBER 31, 2000
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                     MARKET
 SHARES                                              VALUE
---------                                           --------
COMMON STOCKS -- (CONTINUED)
            RESEARCH & TESTING FACILITIES -- 0.5%
     *47    Quest Diagnostics, Inc. .............   $  4,495
                                                    --------
            RETAIL -- 7.2%
     719    Dollar General Corp. ................     11,143
    *243    Dollar Tree Stores, Inc. ............      9,523
     665    Family Dollar Stores, Inc. ..........     12,932
     692    Intimate Brands, Inc., Class A.......     16,511
     163    RadioShack Corp. ....................      9,743
     *90    Starbucks Corp. .....................      4,035
                                                    --------
                                                      63,887
                                                    --------
            RUBBER & PLASTICS PRODUCTS -- 1.7%
    *215    Sealed Air Corp. ....................     10,323
    *135    Weatherford International, Inc. .....      4,917
                                                    --------
                                                      15,240
                                                    --------
            SOFTWARE & SERVICES -- 12.0%
    *226    Affiliated Computer Services, Inc.,
             Class A.............................     12,585
    *125    Agile Software Corp. ................      9,429
    *440    Cabletron Systems, Inc. .............     11,940
    *169    Cadence Design Systems, Inc. ........      4,351
    *491    Ceridian Corp. ......................     12,267
    *821    Gartner Group, Inc., Class A.........      7,802
    *224    HomeStore.com, Inc. .................      7,613
    *245    Intuit, Inc. ........................     15,071
    *132    Macromedia, Inc. ....................     10,157
    *178    Rational Software Corp. .............     10,624
    *125    Wind River Systems, Inc. ............      5,114
                                                    --------
                                                     106,953
                                                    --------
            TRANSPORTATION -- 2.4%
    *191    Ryanair Holdings PLC, ADR............      7,712
     476    Southwest Airlines Co. ..............     13,570
                                                    --------
                                                      21,282
                                                    --------
            UTILITIES -- 1.3%
    *144    Calpine Corp. .......................     11,343
                                                    --------
            Total common stocks..................   $802,773
                                                    ========
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM SECURITIES -- 9.3%
            REPURCHASE AGREEMENT -- 9.3%
 $83,283    Joint Repurchase Agreement
             (See Note 2(f))
             6.551% due 11/01/00.................   $ 83,283
                                                    --------
            Total short-term securities..........   $ 83,283
                                                    ========

                                                    MARKET
                                                    VALUE
                                                   --------
DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost $724,640 )....    90.0%  $802,773
Total short-term securities (cost
  $83,283)..............................     9.3     83,283
                                           -----   --------
Total investment in securities (total
  cost $807,923)........................    99.3    886,056
Cash, receivables and other assets......     1.4     12,941
Security lending collateral.............    10.9     97,392
Payable for securities purchased........    (0.6)    (6,021)
Payable for Fund shares redeemed........    (0.1)      (733)
Security lending collateral payable to
  brokers...............................   (10.9)   (97,392)
Other liabilities.......................    (0.0)      (419)
                                           -----   --------
Net assets..............................   100.0%  $891,824
                                           =====   ========

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000 shares authorized; 40,114 shares
  outstanding..................................   $     40
Paid-in surplus................................    742,691
Accumulated undistributed net realized gain on
  investments..................................     70,960
Unrealized appreciation of investments.........     78,133
                                                  --------
Net assets.....................................   $891,824
                                                  ========

Class A
  Net asset value per share ($425,686 / 18,984
    shares outstanding) (125,000 shares
    authorized)....................................  $22.42
                                                     ======
  Maximum offering price per
    share($22.42 / 94.5%)..........................  $23.72
                                                     ======
Class B
  Net asset value and maximum offering price per
    share ($185,830 / 8,462 shares outstanding)
    (75,000 shares authorized).....................  $21.96
                                                     ======
Class C
  Net asset value per share ($217,965 / 9,924
    shares outstanding) (50,000 shares
    authorized)....................................  $21.96
                                                     ======
  Maximum offering price per share
    ($21.96 / 99.0%)...............................  $22.18
                                                     ======
Class Y
  Net asset value and maximum offering price per
    share ($62,343 / 2,744 shares outstanding)
    (50,000 shares authorized).....................  $22.72
                                                     ======

* Non-income producing during the period.

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
 STATEMENT OF ASSETS AND LIABILITIES
 OCTOBER 31, 2000
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                     MARKET
 SHARES                                              VALUE
---------                                           --------
COMMON STOCKS -- 91.0%
            AUSTRALIA -- 1.1%
      41    News Corp., Ltd., ADR (Media &
             Entertainment)......................   $  1,776
                                                    --------
            BELGIUM -- 0.1%
       2    RTL Group (Media & Entertainment)....        166
                                                    --------
            BRAZIL -- 0.1%
       5    Empresa Brasileira de Aeronautica
             S.A., ADR (Transportation)..........        142
                                                    --------
            CANADA -- 1.6%
      45    Alcan Aluminum Ltd. (Metals, Minerals
             & Mining)...........................      1,419
      25    Nortel Networks Holdings Corp.
             (Communications)....................      1,133
                                                    --------
                                                       2,552
                                                    --------
            CHINA -- 0.6%
     *49    China Unicom Ltd., ADR (Software &
             Services)...........................      1,011
                                                    --------
            FINLAND -- 1.2%
      27    Nokia Oyj (Communications)...........      1,092
      32    UPM-Kymmene Group (Forest & Paper
             Products)...........................        915
                                                    --------
                                                       2,007
                                                    --------
            FRANCE -- 13.3%
      16    Air Liquids S.A. (Chemicals).........      1,941
      15    Alcatel (Communications).............        890
       9    Alcatel S.A., ADR (Communications)...        580
      53    Aventis S.A. (Chemicals).............      3,844
       7    AXA (Financial Services).............        972
      21    BNP Paribas (Financial Services).....      1,766
      32    Carrefour S.A. (Retail)..............      2,159
       8    France Telecom S.A.
             (Communications)....................        794
      11    L'Oreal (Consumer Non-Durables)......        839
       9    Pechiney S.A., A Shares (Metals,
             Minerals & Mining)..................        351
       5    Pinault-Printemps-Redoute S.A.
             (Retail)............................        891
     *33    Thomson Multimedia (Media &
             Entertainment)......................      1,503
      26    Total Fina S.A., B Shares (Energy &
             Services)...........................      3,714
      22    Vivendi S.A. (Media &
             Entertainment)......................      1,565
                                                    --------
                                                      21,809
                                                    --------
            GERMANY -- 4.1%
      31    BASF AG (Chemicals)..................      1,193
      25    Bayerische Motoren Werke (BMW) AG
             (Transportation)....................        825
      72    Deutsche Telekom AG
             (Communications)....................      2,588
      56    RWE AG (Utilities)...................      2,220
                                                    --------
                                                       6,826
                                                    --------

                                                     MARKET
 SHARES                                              VALUE
---------                                           --------
            HONG KONG -- 1.7%
     155    Cheung Kong (Holdings) Ltd. (Real
             Estate).............................   $  1,714
     126    Sun Hung Kai Properties (Real
             Estate).............................      1,042
                                                    --------
                                                       2,756
                                                    --------
            INDIA -- 0.1%
      16    ICICI Ltd., ADR (Financial
             Services)...........................        151
                                                    --------
            IRELAND -- 0.2%
      38    Allied Irish Banks PLC (Financial
             Services)...........................        391
                                                    --------
            ITALY -- 3.4%
      40    Alleanza Assicurazioni (Financial
             Services)...........................        533
      16    Assicurazioni Generali S.p.A.
             (Financial Services)................        516
      26    Banca Fideuram S.p.A. (Financial
             Services)...........................        405
      70    Mediaset S.p.A. (Media &
             Entertainment)......................      1,006
    *296    Telecom Italia Mobile S.p.A.
             (Communications)....................      2,512
      61    Telecom Italia S.p.A.
             (Communications)....................        702
                                                    --------
                                                       5,674
                                                    --------
            JAPAN -- 17.0%
       6    Advantest Corp. (Electronics)........        834
      83    Asahi Bank Ltd. (Financial
             Services)...........................        327
     108    Asahi Glass Co., Ltd. (Consumer
             Durables)...........................      1,108
      72    Dai Nippon Printing Co., Ltd. (Media
             & Entertainment)....................      1,128
       2    Fast Retailing Co., Inc. (Retail)....        541
       4    Fuji Soft ABC, Inc. (Computers &
             Office Equipment)...................        263
      48    Fujisawa Pharmaceutical Co.
             (Drugs).............................      1,508
      20    Hoya Corp. (Medical Instruments &
             Supplies)...........................      1,652
      17    KAO Corp. (Consumer Non-Durables)....        509
      11    Konami Co., Ltd. (Software &
             Services)...........................        927
       7    Kyocera Corp. (Electronics)..........        858
      18    Matsumotokiyoshi Co., Ltd.
             (Retail)............................      1,424
       6    Matsushita Communication Industrial
             Co., Ltd. (Retail)..................        799
      74    Matsushita Electric Industrial Co.,
             Ltd. (Electronics)..................      2,148
      70    NEC Corp. (Electronics)..............      1,334
     193    Nikko Securities Co., Ltd. (Financial
             Services)...........................      1,665
       2    Nintendo Co., Ltd. (Consumer Non-
             Durables)...........................        380
      #0    Nippon Telegraph & Telephone Corp.
             (Communications)....................      1,128

 THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
 STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
 OCTOBER 31, 2000
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                     MARKET
 SHARES                                              VALUE
---------                                           --------
COMMON STOCKS -- (CONTINUED)
            JAPAN -- (CONTINUED)
      #0    NTT DoCoMo, Inc. (Media &
             Entertainment)......................   $    764
      55    Omron Corp. (Electrical Equipment)...      1,355
      13    Pioneer Corp. (Media &
             Entertainment)......................        402
      22    Promise Co., Ltd. (Financial
             Services)...........................      1,680
      43    Ricoh Co., Ltd. (Media &
             Entertainment)......................        662
      16    Softbank Corp. (Software &
             Services)...........................        984
      14    Sony Corp. (Media & Entertainment)...      1,142
       6    Tokyo Electron Ltd. (Electronics)....        438
     114    Tokyo Style Co., Ltd. (Apparel &
             Textile)............................        939
     140    Toshiba Corp. (Computers & Office
             Equipment)..........................      1,000
       2    Uni-Charm Corp. (Consumer Non-
             Durables)...........................        103
                                                    --------
                                                      28,002
                                                    --------
            NETHERLANDS -- 8.8%
      58    Aegon N.V. (Financial Services)......      2,305
     *33    ASM Lithography Holdings
             (Electronics).......................        912
      16    Heineken N.V. (Food, Beverage &
             Tobacco)............................        868
      30    ING Groep N.V. (Financial
             Services)...........................      2,083
      62    Koninklijke KPN N.V.
             (Communications)....................      1,259
     *26    KPNQwest N.V. (Utilities)............        620
      54    Royal Dutch Petroleum Co. (Energy &
             Services)...........................      3,211
       5    Royal Dutch Petroleum Co., NY Shares
             (Energy & Services).................        297
      12    STMicroelectronics (Electronics).....        600
      11    STMicroelectronics, NY Shares
             (Electronics).......................        545
      34    Unilever N.V., NY Shares (Consumer
             Non-Durables).......................      1,738
                                                    --------
                                                      14,438
                                                    --------
            SOUTH KOREA -- 2.5%
      20    Korea Telecom Corp., ADR
             (Communications)....................        752
      13    Samsung Electronics (Electronics)....      1,667
     @10    Samsung Electronics GDR
             (Electronics).......................        730
       2    SK Telecom Co., Ltd. (Media &
             Entertainment)......................        335
      25    SK Telecom Co., Ltd., ADR (Media &
             Entertainment)......................        622
                                                    --------
                                                       4,106
                                                    --------

                                                     MARKET
 SHARES                                              VALUE
---------                                           --------
            SPAIN -- 4.8%
      60    Banco Popular Espanol S.A. (Financial
             Services)...........................   $  1,778
     203    Banco Santander Central Hispano S.A.
             (Financial Services)................      1,969
      88    Endesa S.A. (Utilities)..............      1,434
      13    Endesa S.A., ADR (Utilities).........        222
      34    Repsol YPF S.A. (Energy &
             Services)...........................        546
      33    Telefonica S.A., ADR
             (Communications)....................      1,898
                                                    --------
                                                       7,847
                                                    --------
            SWEDEN -- 3.3%
      88    ForeningsSparbanken AB (Swedbank)
             (Financial Services)................      1,254
     263    Skandinaviska Enskilda, A Shares
             (Financial Services)................      3,097
      82    Telefonaktiebolaget LM Ericsson AB, B
             Shares (Communications).............      1,086
                                                    --------
                                                       5,437
                                                    --------
            SWITZERLAND -- 4.7%
       7    Credit Suisse Group (Financial
             Services)...........................      1,237
       2    Nestle S.A. (Food, Beverage &
             Tobacco)............................      3,909
       2    Novartis AG (Drugs)..................      2,593
                                                    --------
                                                       7,739
                                                    --------
            TAIWAN -- 0.8%
     *42    Taiwan Semiconductor Manufacturing
             Co., Ltd., ADR (Electronics)........        962
     *28    United Microelectronics Corp., ADR
             (Electronics).......................        323
                                                    --------
                                                       1,285
                                                    --------
            UNITED KINGDOM -- 21.6%
      82    Astrazeneca Group PLC (Drugs)........      3,843
      80    Barclays PLC (Financial Services)....      2,300
     158    Billiton PLC (Metals, Minerals &
             Mining).............................        604
     415    BP Amoco PLC (Energy & Services).....      3,519
     400    British Airways PLC
             (Transportation)....................      1,792
    *152    Cable & Wireless PLC (Utilities).....      2,164
     *46    COLT Telecom Group PLC
             (Communications)....................      1,467
      82    III Group PLC (Financial Services)...      1,874
     121    Lloyds TSB Group PLC (Financial
             Services)...........................      1,236
     119    Marconi PLC (Communications).........      1,506
     137    Prudential Corp. PLC (Financial
             Services)...........................      1,845
      95    Psion PLC GBP (Software &
             Services)...........................        570
      96    Reed International PLC (Media &
             Entertainment)......................        891
     225    Rentokil Initial PLC (Business
             Services)...........................        522

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                     MARKET
 SHARES                                              VALUE
---------                                           --------
COMMON STOCKS -- (CONTINUED)
            UNITED KINGDOM -- (CONTINUED)
      65    Royal Bank of Scotland Group
             (Financial Services)................   $  1,462
     117    Safeway PLC (Retail).................        486
     356    Smith & Nephew PLC (Medical
             Instruments & Supplies).............      1,488
      48    SmithKline Beecham PLC (Drugs).......        615
      24    SmithKline Beecham PLC, ADR, A Shares
             (Drugs).............................      1,565
     147    Tesco PLC (Consumer Durables)........        563
   1,096    Vodafone AirTouch PLC
             (Communications)....................      4,570
     139    Williams PLC (Business Services).....        663
                                                    --------
                                                      35,545
                                                    --------
            Total common stocks (cost
              $157,016)..........................   $149,660
                                                    ========
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM SECURITIES -- 6.3%
            REPURCHASE AGREEMENT -- 6.3%
 $10,397    Joint Repurchase Agreement (See Note
             2(f)) 6.551% due 11/01/00...........   $ 10,397
                                                    --------
            Total short-term securities (cost
              $10,397)...........................   $ 10,397
                                                    ========

STATEMENT OF ASSETS AND LIABILITIES
ASSETS
Investment in securities, at value (total cost
  $167,413) -- see accompanying portfolio......   $160,057
Receivable for securities sold.................      6,437
Receivable for Fund shares sold................      1,792
Receivable for dividends and interest..........        524
Security lending collateral....................     11,459
Cash and other assets..........................        549
                                                  --------
Total assets...................................    180,818
                                                  --------
LIABILITIES
Payable for securities purchased...............      4,576
Payable for Fund shares sold...................        196
Security lending collateral payable to
  brokers......................................     11,459
Other liabilities..............................         40
                                                  --------
Total liabilities..............................     16,271
                                                  --------
Net assets.....................................   $164,547
                                                  ========

                                                   MARKET
                                                   VALUE
                                                  --------
SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000 shares authorized; 12,710 shares
  outstanding..................................   $     13
Paid-in surplus................................    165,892
Distribution in excess of net investment
  income.......................................        (51)
Accumulated undistributed net realized gain on
  investments..................................      6,099
Unrealized depreciation of investments.........     (7,356)
Unrealized appreciation of forward foreign
  currency contracts (See Note 2(h))+..........          3
Unrealized depreciation of other assets and
  liabilities in foreign currencies............        (53)
                                                  --------
Net assets.....................................   $164,547
                                                  ========
Class A
  Net asset value per share ($89,309 / 6,854
    shares outstanding) (125,000 shares
    authorized)................................   $  13.03
                                                  ========
  Maximum offering price per share ($13.03 /
    94.5%).....................................   $  13.79
                                                  ========
Class B
  Net asset value and maximum offering price
    per share ($25,872 / 2,031 shares
    outstanding) (75,000 shares authorized)....   $  12.74
                                                  ========
Class C
  Net asset value per share ($26,912 / 2,123
    shares outstanding)(50,000 shares
    authorized)................................   $  12.68
                                                  ========
  Maximum offering price per share ($12.68 /
    99.0%).....................................   $  12.81
                                                  ========
Class Y
  Net asset value and maximum offering price
    per share ($22,454 / 1,702 shares
    outstanding) (50,000 shares authorized)....   $  13.19
                                                  ========

 THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
 STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
 OCTOBER 31, 2000
 (000'S OMITTED)
--------------------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY:
Apparel & Textile........................   0.6%   $    939
Business Services........................   0.7       1,185
Chemicals................................   4.2       6,978
Communications...........................  14.6      23,957
Computers & Office Equipment.............   0.8       1,263
Consumer Durables........................   1.0       1,671
Consumer Non-Durables....................   2.2       3,569
Drugs....................................   6.2      10,124
Electrical Equipment.....................   0.8       1,355
Electronics..............................   6.9      11,351
Energy & Services........................   6.9      11,287
Financial Services.......................  18.7      30,846
Food, Beverage & Tobacco.................   2.9       4,777
Forest & Paper Products..................   0.6         915
Media & Entertainment....................   7.3      11,962
Medical Instruments & Supplies...........   1.9       3,140
Metals, Minerals & Mining................   1.4       2,374
Real Estate..............................   1.7       2,756
Retail...................................   3.8       6,300
Software & Services......................   2.1       3,492
Transportation...........................   1.7       2,759
Utilities................................   4.0       6,660
                                           ----    --------
         Total common stocks.............  91.0%   $149,660
                                           ====    ========

 * Non-income producing during the period.

@ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2000, the market value of these securities amounted to $730 or 0.4% of net assets.

# Due to the presentation of the financial statements in thousands, the number of shares round to zero.

      +FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT OCTOBER 31, 2000

                                                                                                                 UNREALIZED
                                           TOTAL                 CONTRACT               DELIVERY                APPRECIATION
             DESCRIPTION                MARKET VALUE              AMOUNT                  DATE                 (DEPRECIATION)
--------------------------------------  ------------            ----------            -------------            --------------
British Pounds (Buy)                          151                    149                11/01/00                   $    2
British Pounds (Buy)                          351                    347                11/02/00                        4
British Pounds (Buy)                          343                    342                11/07/00                        1
British Pounds (Sell)                         425                    425                11/03/00                       --
Canadian Dollars (Sell)                       150                    150                11/03/00                       --
EURO (Buy)                                    140                    139                11/01/00                        1
EURO (Sell)                                   475                    472                11/02/00                       (3)
EURO (Sell)                                   676                    677                11/03/00                        1
EURO (Sell)                                 1,430                  1,433                11/06/00                        3
EURO (Sell)                                    16                     16                11/15/00                       --
Japanese Yen (Buy)                            699                    703                11/01/00                       (4)
Japanese Yen (Sell)                            28                     29                11/01/00                        1
Japanese Yen (Sell)                           346                    346                11/02/00                       --
Japanese Yen (Sell)                           643                    643                11/06/00                       --
Swiss Franc (Sell)                            369                    367                11/01/00                       (2)
Swiss Franc (Sell)                            196                    195                11/02/00                       (1)
                                                                                                                   ------
                                                                                                                   $    3
                                                                                                                   ======

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD GLOBAL LEADERS FUND
 STATEMENT OF ASSETS AND LIABILITIES
 OCTOBER 31, 2000
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                     MARKET
 SHARES                                              VALUE
---------                                           --------
COMMON STOCKS -- 92.2%
            AUSTRALIA -- 1.1%
     119    News Corp., Ltd., ADR (Media &
             Entertainment)......................   $  5,100
                                                    --------
            FINLAND -- 0.3%
      34    Nokia Oyj (Communications)...........      1,401
                                                    --------
            FRANCE -- 9.4%
      19    Air Liquide S.A. (Chemicals).........      2,279
     125    Aventis S.A. (Chemicals).............      8,999
      35    AXA (Financial Services).............      4,575
     108    Carrefour S.A. (Retail)..............      7,248
      24    Pinault-Printemps-Redoute S.A.
             (Retail)............................      4,189
     130    Thomson CSF (Electronics)............      5,846
    *103    Thomson Multimedia (Media &
             Entertainment)......................      4,735
      28    Total Fina S.A., B Shares (Energy &
             Services)...........................      3,992
      52    Vivendi S.A. (Media &
             Entertainment)......................      3,697
                                                    --------
                                                      45,560
                                                    --------
            GERMANY -- 2.6%
     141    Bayerische Motoren Werke (BMW) AG
             (Transportation)....................      4,712
     180    Deutsche Telekom AG
             (Communications)....................      6,466
      12    Siemens AG (Electronics).............      1,529
                                                    --------
                                                      12,707
                                                    --------
            ITALY -- 2.4%
     213    Mediaset S.p.A. (Media &
             Entertainment)......................      3,073
     155    San Paolo -- IMI S.p.A. (Financial
             Services)...........................      2,511
    *704    Telecom Italia Mobile S.p.A.
             (Communications)....................      5,983
                                                    --------
                                                      11,567
                                                    --------
            JAPAN -- 4.8%
      44    Konami Co., Ltd. (Software &
             Services)...........................      3,741
     215    Matsushita Electric Industrial Co.,
             Ltd. (Electronics)..................      6,242
      #0    NTT DoCoMo, Inc. (Media &
             Entertainment)......................      2,587
      33    Promise Co., Ltd. (Financial
             Services)...........................      2,483
      86    Softbank Corp. (Software &
             Services)...........................      5,171
      35    Sony Corp. (Media & Entertainment)...      2,795
                                                    --------
                                                      23,019
                                                    --------
            NETHERLANDS -- 3.9%
      69    ING Groep N.V. (Financial
             Services)...........................      4,733
     135    Royal Dutch Petroleum Co. (Energy &
             Services)...........................      7,986
     118    Unilever N.V., NY Shares (Consumer
             Non-Durables).......................      5,970
                                                    --------
                                                      18,689
                                                    --------

                                                     MARKET
 SHARES                                              VALUE
---------                                           --------
            SPAIN -- 2.2%
     192    Banco Popular Espanol S.A. (Financial
             Services)...........................   $  5,731
     496    Banco Santander Central Hispano S.A.
             (Financial Services)................      4,805
                                                    --------
                                                      10,536
                                                    --------
            SWEDEN -- 1.3%
     538    Skandinaviska Enskilda, A Shares
             (Financial Services)................      6,340
                                                    --------
            SWITZERLAND -- 2.4%
       6    Nestle S.A. (Food, Beverage &
             Tobacco)............................     11,415
                                                    --------
            UNITED KINGDOM -- 15.2%
     232    Astrazeneca Group PLC (Drugs)........     10,926
     236    Barclays PLC (Financial Services)....      6,757
     802    BP Amoco PLC (Energy & Services).....      6,810
   1,135    British Airways PLC
             (Transportation)....................      5,082
    *444    Cable & Wireless PLC (Utilities).....      6,303
    *184    COLT Telecom Group PLC
             (Communications)....................      5,863
     174    III Group PLC (Financial Services)...      3,954
     274    Lloyds TSB Group PLC (Financial
             Services)...........................      2,793
     336    Marconi PLC (Communications).........      4,244
     511    Psion PLC GBP (Software &
             Services)...........................      3,069
     614    Reed International PLC (Media &
             Entertainment)......................      5,672
     425    SmithKline Beecham PLC (Drugs).......      5,493
   1,646    Vodafone AirTouch PLC
             (Communications)....................      6,864
                                                    --------
                                                      73,830
                                                    --------
            UNITED STATES OF AMERICA -- 46.7%
     185    Ace Ltd. (Financial Services)........      7,265
    *106    Akamai Technologies, Inc. (Software &
             Services)...........................      5,401
     182    Alcoa, Inc. (Metals, Minerals &
             Mining).............................      5,221
    *158    America Online, Inc. (Software &
             Services)...........................      7,953
     127    American Home Products Corp.
             (Drugs).............................      8,065
      76    American International Group, Inc.
             (Financial Services)................      7,428
     *26    Applied Micro Circuits Corp.
             (Electronics).......................      1,948
     *29    Ariba, Inc. (Software & Services)....      3,627
      88    Automatic Data Processing, Inc.
             (Software & Services)...............      5,774
      63    Bank One Corp. (Financial
             Services)...........................      2,292
      63    Baxter International, Inc. (Medical
             Instruments & Supplies).............      5,211
      37    Cardinal Health, Inc. (Consumer Non-
             Durables)...........................      3,468
     *33    Cisco Systems, Inc. (Computers &
             Office Equipment)...................      1,771

 THE HARTFORD GLOBAL LEADERS FUND
 STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
 OCTOBER 31, 2000
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                     MARKET
 SHARES                                              VALUE
---------                                           --------
COMMON STOCKS -- (CONTINUED)
            UNITED STATES OF
             AMERICA -- (CONTINUED)
     156    Citigroup, Inc. (Financial
             Services)...........................   $  8,217
    *101    Dell Computer Corp. (Computers &
             Office Equipment)...................      2,988
      39    Emerson Electric Co. (Electronics)...      2,893
      57    Enron Corp. (Energy & Services)......      4,686
      80    Ensco International, Inc. (Energy &
             Services)...........................      2,660
     164    Exxon Mobil Corp. (Energy &
             Services)...........................     14,582
     *63    FedEx Corp. (Transportation).........      2,947
     153    General Electric Co. (Electronics)...      8,372
      70    Goldman Sachs Group, Inc. (The)
             (Financial Services)................      6,947
     *97    Intuit, Inc. (Software & Services)...      5,959
     139    Limited, Inc. (The) (Retail).........      3,520
      25    Marsh & McLennan Cos., Inc.
             (Financial Services)................      3,282
    *184    Micron Technology, Inc.
             (Electronics).......................      6,404
     *84    Microsoft Corp. (Software &
             Services)...........................      5,792
     *73    Nabors Industries, Inc. (Energy &
             Services)...........................      3,726
    *140    Noble Drilling Corp. (Energy &
             Services)...........................      5,823
     *86    Palm, Inc. (Computers & Office
             Equipment)..........................      4,617
     135    PepsiCo, Inc. (Food, Beverage &
             Tobacco)............................      6,520
     137    Pharmacia Corp. (Chemicals)..........      7,559
     127    Philip Morris Co., Inc. (Food,
             Beverage & Tobacco).................      4,644
      37    State Street Corp. (Financial
             Services)...........................      4,653
     *14    Sun Microsystems, Inc. (Software &
             Services)...........................      1,530
     147    Texas Instruments, Inc.
             (Electronics).......................      7,202
     117    Transocean Sedco Forex, Inc. (Energy
             & Services).........................      6,217
     121    Unocal Corp. (Energy & Services).....      4,133
     *34    Viacom, Inc., Class A (Media &
             Entertainment)......................      1,941
    *120    Vignette Corp. (Software &
             Services)...........................      3,589
     159    Walt Disney Co. (The) (Media &
             Entertainment)......................      5,701

                                                     MARKET
 SHARES                                              VALUE
---------                                           --------
            UNITED STATES OF
             AMERICA -- (CONTINUED)
     491    Waste Management, Inc. (Utilities)...   $  9,810
    *159    Worldcom, Inc. (Communications)......      3,773
                                                    --------
                                                     226,111
                                                    --------
            Total common stocks (cost
             $446,338)...........................   $446,275
                                                    ========
PRINCIPAL
 AMOUNT
---------
SHORT-TERM SECURITIES -- 6.4%
            REPURCHASE AGREEMENT -- 6.4%
 $31,088    Joint Repurchase Agreement (See Note
             2(f))
             6.551% due 11/01/00.................   $ 31,088
                                                    --------
            Total short-term securities (cost
              $31,088)...........................   $ 31,088
                                                    ========

STATEMENT OF ASSETS AND LIABILITIES
ASSETS
Investment in securities, at value (total cost
  $477,426) -- see accompanying portfolio......   $477,363
Receivable for securities sold.................     43,031
Receivable for Fund shares sold................      5,706
Receivable for dividends and interest..........        661
Security lending collateral....................     35,342
Cash and other assets..........................          8
                                                  --------
Total assets...................................    562,111
                                                  --------
LIABILITIES
Payable for securities purchased...............     41,373
Payable for Fund shares redeemed...............        891
Security lending collateral payable to
  brokers......................................     35,342
Other liabilities..............................        294
                                                  --------
Total liabilities..............................     77,900
                                                  --------
Net assets.....................................   $484,211
                                                  ========

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                   MARKET
                                                   VALUE
                                                  --------
SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000 shares authorized; 27,767 shares
  outstanding..................................   $     28
Paid-in surplus................................    488,761
Distribution in excess of net investment
  income.......................................       (109)
Accumulated net realized loss on investments...     (4,394)
Unrealized depreciation of investments.........        (63)
Unrealized appreciation of forward foreign
  currency contracts (See Note 2(h))+..........         14
Unrealized depreciation of other assets and
  liabilities in foreign currencies............        (26)
                                                  --------
Net assets.....................................   $484,211
                                                  ========

Class A
  Net asset value per share ($255,957 / 14,583
    shares outstanding) (125,000 shares
    authorized)....................................  $17.55
                                                     ======
  Maximum offering price per share
    ($17.55 / 94.5%)...............................  $18.57
                                                     ======
Class B
  Net asset value and maximum offering price per
    share ($75,702 / 4,378 shares outstanding)
    (75,000 shares authorized).....................  $17.29
                                                     ======
Class C
  Net asset value per share ($142,549 / 8,242
    shares outstanding) (50,000 shares
    authorized)....................................  $17.30
                                                     ======
  Maximum offering price per share
    ($17.30 / 99.0%)...............................  $17.47
                                                     ======
Class Y
  Net asset value and maximum offering price per
    share ($10,003 / 564 shares outstanding)
    (50,000 shares authorized).....................  $17.73
                                                     ======

                                                    MARKET
                                                    VALUE
                                                   --------
DIVERSIFICATION BY INDUSTRY:
Chemicals................................    3.9%  $ 18,837
Communications...........................    7.1     34,594
Computers & Office Equipment.............    1.9      9,376
Consumer Non-Durables....................    1.9      9,438
Drugs....................................    5.1     24,484
Electronics..............................    8.4     40,436
Energy & Services........................   12.5     60,615
Financial Services.......................   17.5     84,766
Food, Beverage & Tobacco.................    4.7     22,579
Media & Entertainment....................    7.3     35,301
Medical Instruments & Supplies...........    1.1      5,211
Metals, Minerals & Mining................    1.1      5,221
Retail...................................    3.1     14,957
Software & Services......................   10.7     51,606
Transportation...........................    2.6     12,741
Utilities................................    3.3     16,113
                                            ----   --------
         Total common stocks.............   92.2%  $446,275
                                            ====   ========

 * Non-incoming producing during the period.
# Due to the presentation of the financial statements in thousands, the number of shares round to zero.

      +FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT OCTOBER 31, 2000

                                                                                                               UNREALIZED
                                              TOTAL                 CONTRACT             DELIVERY             APPRECIATION
               DESCRIPTION                 MARKET VALUE              AMOUNT                DATE              (DEPRECIATION)
-----------------------------------------  ------------            ----------            --------            --------------
British Pounds (Buy)                          $  662                 $  654              11/01/00               $     8
British Pounds (Buy)                           1,540                  1,522              11/02/00                    18
British Pounds (Buy)                           3,792                  3,795              11/03/00                    (3)
British Pounds (Buy)                           2,237                  2,235              11/07/00                     2
EURO (Buy)                                       488                    484              11/01/00                     4
EURO (Sell)                                    2,169                  2,151              11/02/00                   (18)
EURO (Sell)                                    1,760                  1,763              11/03/00                     3
Japanese Yen (Sell)                            1,910                  1,910              11/06/00                    --
                                                                                                                -------
                                                                                                                $    14
                                                                                                                =======

 THE HARTFORD STOCK FUND
 STATEMENT OF NET ASSETS
 OCTOBER 31, 2000
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                    MARKET
 SHARES                                             VALUE
---------                                         ----------
COMMON STOCKS -- 94.4%
            AEROSPACE & DEFENSE -- 2.3%
    *543    General Motors, Class H............   $   17,603
     475    United Technologies Corp. .........       33,168
                                                  ----------
                                                      50,771
                                                  ----------
            CHEMICALS -- 2.3%
     600    Dow Chemical Co. (The).............       18,375
     566    Pharmacia Corp. ...................       31,119
                                                  ----------
                                                      49,494
                                                  ----------
            COMMUNICATIONS -- 8.1%
     *52    Avaya, Inc. .......................          698
    *617    Global Crossing Ltd. ..............       14,581
     623    Lucent Technologies, Inc. .........       14,521
     580    Nortel Networks Holdings Corp. ....       26,390
     763    SBC Communications Corp. ..........       44,010
    *424    Tellabs, Inc. .....................       21,169
     466    Verizon Communications, Inc. ......       26,946
  *1,180    Worldcom, Inc. ....................       28,031
                                                  ----------
                                                     176,346
                                                  ----------
            COMPUTERS & OFFICE EQUIPMENT -- 9.9%
  *1,287    Cisco Systems, Inc. ...............       69,326
    *750    Dell Computer Corp. ...............       22,125
    *394    EMC Corp. .........................       35,126
     360    Hewlett-Packard Co. ...............       16,718
     327    International Business Machines
             Corp. ............................       32,219
     200    Minnesota Mining & Manufacturing
             Co. ..............................       19,325
    *469    Solectron Corp. ...................       20,627
                                                  ----------
                                                     215,466
                                                  ----------
            CONSUMER NON-DURABLES -- 4.1%
     343    Cardinal Health, Inc. .............       32,537
     150    Gillette Co. (The).................        5,231
     462    Procter & Gamble Co. (The).........       33,004
     330    Tyco International Ltd. ...........       18,707
                                                  ----------
                                                      89,479
                                                  ----------
            DRUGS -- 9.9%
     500    Abbott Laboratories................       26,422
     710    American Home Products Corp. ......       45,085
     400    Bristol-Myers Squibb Co. ..........       24,375
     150    Eli Lilly & Co. ...................       13,406
     543    Merck & Co., Inc. .................       48,818
     880    Pfizer, Inc. ......................       38,001
     350    Schering-Plough Corp. .............       18,091
                                                  ----------
                                                     214,198
                                                  ----------
            ELECTRICAL EQUIPMENT -- 0.8%
    *536    Teradyne, Inc. ....................       16,741
                                                  ----------
            ELECTRONICS -- 8.5%
     150    Emerson Electric Co. ..............       11,016
   1,130    General Electric Co. ..............       61,922
   1,133    Intel Corp. .......................       50,985
    *230    JDS Uniphase Corp. ................       18,716
    *440    Micron Technology, Inc. ...........       15,283

                                                    MARKET
 SHARES                                             VALUE
---------                                         ----------
            ELECTRONICS -- (CONTINUED)
     309    Texas Instruments, Inc. ...........   $   15,141
    *170    Vitesse Semiconductor Corp. .......       11,889
                                                  ----------
                                                     184,952
                                                  ----------
            ENERGY & SERVICES -- 6.3%
     400    Conoco, Inc., Class B..............       10,875
     755    Exxon Mobil Corp. .................       67,319
     260    Schlumberger Ltd. .................       19,770
     560    Texaco, Inc. ......................       33,045
      50    Transocean Sedco Forex, Inc. ......        2,650
     100    Unocal Corp. ......................        3,413
                                                  ----------
                                                     137,072
                                                  ----------
            FINANCIAL SERVICES -- 14.8%
     421    American International Group,
             Inc. .............................       41,224
     961    Associates First Capital Corp.,
             Class A...........................       35,688
     100    Chase Manhattan Corp. (The)........        4,550
     797    Citigroup, Inc. ...................       41,931
     560    Fleet Boston Financial Corp. ......       21,280
     569    Franklin Resources, Inc. ..........       24,355
     115    Goldman Sachs Group, Inc. (The)....       11,498
     450    Marsh & McLennan Cos., Inc. .......       58,864
     343    Merrill Lynch & Co., Inc. .........       23,996
     210    Morgan Stanley Dean Witter &
             Co. ..............................       16,866
     331    State Street Corp. ................       41,264
                                                  ----------
                                                     321,516
                                                  ----------
            FOOD, BEVERAGE & TOBACCO -- 3.2%
     540    Coca-Cola Co. (The)................       32,603
     764    PepsiCo, Inc. .....................       37,026
                                                  ----------
                                                      69,629
                                                  ----------
            FOREST & PAPER PRODUCTS -- 1.9%
     630    Kimberly-Clark Corp. ..............       41,580
                                                  ----------
            MEDIA & ENTERTAINMENT -- 3.6%
  *1,400    AT&T -- Liberty Media Group, Class
             A.................................       25,200
     670    Gannett Co., Inc. .................       38,860
    *232    Viacom, Inc., Class B..............       13,220
                                                  ----------
                                                      77,280
                                                  ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 1.7%
     159    Baxter International, Inc. ........       13,101
     250    Johnson & Johnson Co. .............       23,031
                                                  ----------
                                                      36,132
                                                  ----------
            METALS, MINERALS & MINING -- 0.8%
     300    Illinois Tool Works, Inc. .........       16,669
                                                  ----------
            RETAIL -- 7.6%
     498    CVS Corp. .........................       26,342
     600    Home Depot, Inc. (The).............       25,800
   1,410    McDonald's Corp. ..................       43,710
    *566    Safeway, Inc. .....................       30,948
     847    Wal-Mart Stores, Inc. .............       38,446
                                                  ----------
                                                     165,246
                                                  ----------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                    MARKET
 SHARES                                             VALUE
---------                                         ----------
COMMON STOCKS -- (CONTINUED)
            SOFTWARE & SERVICES -- 6.6%
    *626    America Online, Inc. ..............   $   31,569
     300    Automatic Data Processing, Inc. ...       19,594
    *147    Computer Sciences Corp. ...........        9,230
  *1,194    Microsoft Corp. ...................       82,264
                                                  ----------
                                                     142,657
                                                  ----------
            TRANSPORTATION -- 1.1%
     232    Boeing Co. (The)...................       15,705
     150    Honeywell International, Inc. .....        8,072
                                                  ----------
                                                      23,777
                                                  ----------
            UTILITIES -- 0.9%
     300    FPL Group, Inc. ...................       19,800
                                                  ----------
            Total common stocks................   $2,048,805
                                                  ==========
PRINCIPAL
 AMOUNT
---------
SHORT-TERM SECURITIES -- 6.1%
            REPURCHASE AGREEMENT -- 6.1%
$132,889    Joint Repurchase Agreement
             (See Note 2(f))
             6.551% due 11/01/00...............   $  132,889
                                                  ----------
            Total short-term securities........   $  132,889
                                                  ==========

DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost
  $1,924,698).........................    94.4%  $2,048,805
Total short-term securities (cost
  $132,889)...........................     6.1      132,889
                                         -----   ----------
Total investment in securities (total
  cost $2,057,587)....................   100.5    2,181,694
Cash, receivables and other assets....     0.7       14,259
Security lending collateral...........     5.0      109,634
Payable for securities purchased......    (1.0)     (22,082)
Payable for Fund shares redeemed......    (0.1)      (1,757)
Security lending collateral payable to
  brokers.............................    (5.0)    (109,634)
Other liabilities.....................    (0.1)        (623)
                                         -----   ----------
Net assets............................   100.0%  $2,171,491
                                         =====   ==========

                                                   MARKET
                                                   VALUE
                                                 ----------
SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000 shares authorized; 94,205 shares
  outstanding.................................   $       94
Paid-in surplus...............................    1,945,221
Accumulated undistributed net realized gain on
  investments.................................      102,069
Unrealized appreciation of investments........      124,107
                                                 ----------
Net assets....................................   $2,171,491
                                                 ==========

Class A
  Net asset value per share ($1,067,970 / 45,636
    shares outstanding) (125,000 shares
    authorized)....................................  $23.40
                                                     ======
  Maximum offering price per share
    ($23.40 / 94.5%)...............................  $24.76
                                                     ======
Class B
  Net asset value and maximum offering price per
    share ($578,402 / 25,488 shares outstanding)
    (75,000 shares authorized).....................  $22.69
                                                     ======
Class C
  Net asset value per share ($492,996 / 21,734
    shares outstanding) (50,000 shares
    authorized)....................................  $22.68
                                                     ======
  Maximum offering price per share
    ($22.68 / 99.0%)...............................  $22.91
                                                     ======
Class Y
  Net asset value and maximum offering price per
    share ($32,123 / 1,347 shares outstanding)
    (50,000 shares authorized).....................  $23.85
                                                     ======

* Non-income producing during the period.

 THE HARTFORD GROWTH AND INCOME FUND
 STATEMENT OF NET ASSETS
 OCTOBER 31, 2000
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                     MARKET
 SHARES                                              VALUE
---------                                           --------
COMMON STOCKS -- 97.4%
            AEROSPACE & DEFENSE -- 1.9%
    *33     General Motors, Class H..............   $  1,065
     68     United Technologies Corp. ...........      4,740
                                                    --------
                                                       5,805
                                                    --------
            CHEMICALS -- 2.1%
     24     du Pont (E.I.) de Nemours & Co. .....      1,080
     94     Pharmacia Corp. .....................      5,156
                                                    --------
                                                       6,236
                                                    --------
            COMMUNICATIONS -- 8.6%
     #0     Avaya, Inc. .........................          0
    *20     Echostar Communications Corp.,
             Class A.............................        891
    *44     Exodus Communications, Inc. .........      1,490
    *49     Global Crossing Ltd. ................      1,155
     46     Lucent Technologies, Inc. ...........      1,079
     57     Nortel Networks Holdings Corp. ......      2,612
    *56     Qwest Communications
             International ......................      2,718
     48     SBC Communications Corp. ............      2,746
    *33     Sonus Networks, Inc. ................      1,128
     30     Sprint Corp. ........................        765
    *38     Tekelec..............................      1,410
     95     Verizon Communications, Inc. ........      5,492
    *10     VoiceStream Wireless Corp. ..........      1,328
   *135     Worldcom, Inc. ......................      3,195
                                                    --------
                                                      26,009
                                                    --------
            COMPUTERS & OFFICE EQUIPMENT -- 10.0%
   *199     Cisco Systems, Inc. .................     10,737
   *121     Dell Computer Corp. .................      3,555
    *42     EMC Corp. ...........................      3,723
     85     Hewlett-Packard Co. .................      3,966
     63     International Business Machines
             Corp. ..............................      6,225
    *44     Solectron Corp. .....................      1,936
                                                    --------
                                                      30,142
                                                    --------
            CONSUMER DURABLES -- 0.4%
     16     Corning, Inc. .......................      1,193
                                                    --------
            CONSUMER NON-DURABLES -- 2.0%
     16     Procter & Gamble Co. (The)...........      1,150
     87     Tyco International Ltd. .............      4,943
                                                    --------
                                                       6,093
                                                    --------
            DRUGS -- 8.4%
     98     Abbott Laboratories..................      5,176
     49     American Home Products Corp. ........      3,118
     35     Eli Lilly & Co. .....................      3,155
    *14     Forest Laboratories, Inc. ...........      1,802
    *53     Genzyme Corp. .......................      3,791
     65     Merck & Co., Inc. ...................      5,810
     62     Pfizer, Inc. ........................      2,659
                                                    --------
                                                      25,511
                                                    --------
            ELECTRICAL EQUIPMENT -- 0.6%
    *61     Teradyne, Inc. ......................      1,903
                                                    --------

                                                     MARKET
 SHARES                                              VALUE
---------                                           --------
            ELECTRONICS -- 9.5%
    *55     Altera Corp. ........................   $  2,243
    *16     Analog Devices, Inc. ................      1,034
    *12     Applied Micro Circuits Corp. ........        901
     13     Eaton Corp. .........................        878
    206     General Electric Co. ................     11,308
    151     Intel Corp. .........................      6,782
    *34     JDS Uniphase Corp. ..................      2,775
    *51     Micron Technology, Inc. .............      1,758
    *12     Novellus Systems, Inc. ..............        495
      9     Texas Instruments, Inc. .............        456
                                                    --------
                                                      28,630
                                                    --------
            ENERGY & SERVICES -- 6.5%
     32     Anadarko Petroleum Corp. ............      2,074
     23     Chevron Corp. .......................      1,856
    102     Conoco, Inc., Class B................      2,762
     11     Enron Corp. .........................        903
     91     Exxon Mobil Corp. ...................      8,134
     40     Helmerich & Payne, Inc. .............      1,258
    *51     Rowan Companies, Inc. ...............      1,292
     16     Texaco, Inc. ........................        963
     12     Unocal Corp. ........................        416
                                                    --------
                                                      19,658
                                                    --------
            FINANCIAL SERVICES -- 15.2%
     25     AMBAC Financial Group, Inc. .........      2,011
     44     American International Group,
             Inc. ...............................      4,306
     28     CIGNA Corp. .........................      3,366
    138     Citigroup, Inc. .....................      7,252
     36     Fannie Mae...........................      2,741
     36     Freddie Mac..........................      2,148
     18     Goldman Sachs Group, Inc. (The)......      1,837
    122     KeyCorp..............................      3,022
     26     Marsh & McLennan Cos., Inc. .........      3,400
     51     Merrill Lynch & Co., Inc. ...........      3,542
     37     Morgan Stanley Dean Witter & Co. ....      2,980
    154     Pacific Century Financial Corp. .....      1,953
    121     UnionBanCal Corp. ...................      2,533
     48     Wachovia Corp. ......................      2,614
     50     Washington Mutual, Inc. .............      2,204
                                                    --------
                                                      45,909
                                                    --------
            FOOD, BEVERAGE & TOBACCO -- 3.1%
     12     Coca-Cola Co. (The)..................        749
      6     Keebler Foods Co. ...................        239
    103     PepsiCo, Inc. .......................      4,970
     93     Philip Morris Co., Inc. .............      3,402
                                                    --------
                                                       9,360
                                                    --------
            FOREST & PAPER PRODUCTS -- 1.7%
     61     Kimberly-Clark Corp. ................      4,026
     22     Temple-Inland, Inc. .................      1,002
                                                    --------
                                                       5,028
                                                    --------
            HEALTH SERVICES -- 0.5%
    *36     Tenet Healthcare Corp. ..............      1,427
                                                    --------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                     MARKET
 SHARES                                              VALUE
---------                                           --------
COMMON STOCKS -- (CONTINUED)
            MACHINERY -- 1.3%
    *30     Applied Materials, Inc. .............   $  1,588
     19     Black & Decker Corp. ................        730
     72     Pall Corp. ..........................      1,553
                                                    --------
                                                       3,871
                                                    --------
            MEDIA & ENTERTAINMENT -- 2.4%
   *171     AT&T -- Liberty Media Group,
             Class A.............................      3,069
     45     Gannett Co., Inc. ...................      2,610
     43     Walt Disney Co. (The)................      1,551
                                                    --------
                                                       7,230
                                                    --------
            MEDICAL INSTRUMENTS & SUPPLIES --1.1%
     71     Becton, Dickinson & Co. .............      2,389
     10     Johnson & Johnson Co. ...............        912
                                                    --------
                                                       3,301
                                                    --------
            METALS, MINERALS & MINING -- 1.4%
     24     Alcoa, Inc. .........................        683
     76     Engelhard Corp. .....................      1,578
    133     Freeport-McMoRan Copper & Gold, Inc.,
             Class A.............................      1,032
     16     Illinois Tool Works, Inc. ...........        883
                                                    --------
                                                       4,176
                                                    --------
            RETAIL -- 4.2%
    *18     Best Buy Co., Inc. ..................        898
     33     Dollar General Corp. ................        516
     16     Home Depot, Inc. (The)...............        705
    *60     Kroger Co. (The).....................      1,354
    *44     Safeway, Inc. .......................      2,395
     63     Target Corp. ........................      1,743
    111     Wal-Mart Stores, Inc. ...............      5,014
                                                    --------
                                                      12,625
                                                    --------
            SOFTWARE & SERVICES -- 10.2%
    *82     America Online, Inc. ................      4,130
    *19     BMC Software, Inc. ..................        384
     42     First Data Corp. ....................      2,085
     98     IMS Health, Inc. ....................      2,322
   *178     Microsoft Corp. .....................     12,225
    *88     Oracle Corp. ........................      2,901
    *20     Rational Software Corp. .............      1,212
    *31     Sun Microsystems, Inc. ..............      3,448
    *17     VeriSign, Inc. ......................      2,191
                                                    --------
                                                      30,898
                                                    --------

                                                     MARKET
 SHARES                                              VALUE
---------                                           --------
            TRANSPORTATION -- 3.1%
     51     Boeing Co. (The).....................   $  3,438
     81     Ford Motor Co. ......................      2,119
     47     Honeywell International, Inc. .......      2,524
     50     USFreightways Corp. .................      1,285
                                                    --------
                                                       9,366
                                                    --------
            UTILITIES -- 3.4%
    *29     Calpine Corp. .......................      2,297
     37     El Paso Energy Corp. ................      2,326
     67     Exelon Corp. ........................      4,053
     36     Pinnacle West Capital Corp. .........      1,559
                                                    --------
                                                      10,235
                                                    --------
            Total common stocks..................   $294,606
                                                    ========
PRINCIPAL
AMOUNT
---------
SHORT-TERM SECURITIES -- 1.8%
            REPURCHASE AGREEMENT -- 1.8%
 $5,487     Joint Repurchase Agreement (See Note
             2(f)) 6.551% due 11/01/00...........   $5,487...
                                                    --------
            Total short-term securities..........   $  5,487
                                                    ========

DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost $292,731).....    97.4%  $294,606
Total short-term securities (cost
  $5,487)...............................     1.8      5,487
                                           -----   --------
Total investment in securities (total
  cost $298,218)........................    99.2    300,093
Cash, receivables and other assets......     1.1      3,036
Security lending collateral.............     7.2     21,690
Payable for securities purchased........    (0.1)      (353)
Payable for Fund shares redeemed........    (0.1)      (170)
Security lending collateral payable to
  brokers...............................    (7.2)   (21,690)
Other liabilities.......................    (0.1)      (164)
                                           -----   --------
Net assets..............................   100.0%  $302,442
                                           =====   ========

 THE HARTFORD GROWTH AND INCOME FUND
 STATEMENT OF NET ASSETS -- (CONTINUED)
 OCTOBER 31, 2000
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                   MARKET
                                                   VALUE
                                                  --------
SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000 shares authorized; 22,322 shares
  outstanding..................................   $     22
Paid-in surplus................................    289,436
Distribution in excess of net investment
  income.......................................       (138)
Accumulated undistributed net realized gain on
  investments..................................     11,074
Unrealized appreciation of investments.........      1,875
Unrealized appreciation of futures contracts
  ++...........................................        173
                                                  --------
Net assets.....................................   $302,442
                                                  ========
Class A
  Net asset value per share ($197,176 / 14,470
    shares outstanding) (125,000 shares
    authorized)................................     $13.63
                                                    ------
                                                    ------
  Maximum offering price per share
    ($13.63 / 94.5%)...........................     $14.42
                                                    ------
                                                    ------
Class B
  Net asset value and maximum offering price
    per share ($41,126 / 3,069 shares
    outstanding) (75,000 shares authorized)....     $13.40
                                                    ------
                                                    ------
Class C
  Net asset value per share ($63,650 / 4,747
    shares outstanding) (50,000 shares
    authorized)................................     $13.41
                                                    ------
                                                    ------
  Maximum offering price per share
    ($13.41 / 99.0%)...........................     $13.55
                                                    ------
                                                    ------
Class Y
  Net asset value and maximum offering price
    per share ($490 / 36 shares outstanding)
    (50,000 shares authorized).................     $13.78
                                                    ------
                                                    ------

* Non-income producing during the period.

++ The Fund had 15 Standard & Poor's 500 December 2000 Futures contracts open as of October 31, 2000. These contracts had a value of $5,401 as of October 31, 2000 and were collateralized by $281 of cash.

# Due to the presentation of the financial statements in thousands, the number of shares and market value round to zero.

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD DIVIDEND AND GROWTH FUND
 STATEMENT OF NET ASSETS
 OCTOBER 31, 2000
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                     MARKET
 SHARES                                              VALUE
---------                                           --------
COMMON STOCKS -- 95.0%
            AEROSPACE & DEFENSE -- 3.1%
     221    United Technologies Corp. ...........   $ 15,401
                                                    --------
            CHEMICALS -- 3.6%
      23    Akzo Nobel N.V., ADR.................      1,053
      14    Avery Dennison Corp. ................        697
      68    du Pont (E.I.) de Nemours & Co. .....      3,075
      15    Eastman Chemical Co. ................        660
     205    Pharmacia Corp. .....................     11,257
      46    Rohm & Haas Co. .....................      1,377
                                                    --------
                                                      18,119
                                                    --------
            COMMUNICATIONS -- 9.2%
     186    AT&T Corp. ..........................      4,314
      68    Broadwing, Inc. .....................      1,913
      52    Lucent Technologies, Inc. ...........      1,201
      92    Nortel Networks Holdings Corp. ......      4,168
    *129    Qwest Communications International...      6,295
     140    SBC Communications Corp. ............      8,085
     347    Verizon Communications, Inc. ........     20,069
                                                    --------
                                                      46,045
                                                    --------
            COMPUTERS & OFFICE EQUIPMENT -- 2.3%
      49    Compaq Computer Corp. ...............      1,487
      56    Hewlett-Packard Co. .................      2,610
      48    International Business Machines
             Corp. ..............................      4,738
      27    Minnesota Mining & Manufacturing
             Co. ................................      2,648
                                                    --------
                                                      11,483
                                                    --------
            CONSUMER DURABLES -- 0.5%
      30    Corning, Inc. .......................      2,303
                                                    --------
            CONSUMER NON-DURABLES -- 3.1%
      48    Clorox Co. (The).....................      2,142
      32    Eastman Kodak Co. ...................      1,423
      94    McKesson HBOC, Inc. .................      2,629
     131    Procter & Gamble Co. (The)...........      9,323
                                                    --------
                                                      15,517
                                                    --------
            DRUGS -- 6.7%
      80    Abbott Laboratories..................      4,225
     104    American Home Products Corp. ........      6,572
     140    AstraZeneca Group PLC, ADR...........      6,662
      57    Bristol-Myers Squibb Co. ............      3,492
      56    Eli Lilly & Co. .....................      5,014
      85    Merck & Co., Inc. ...................      7,600
                                                    --------
                                                      33,565
                                                    --------
            ELECTRONICS -- 4.8%
      41    Eaton Corp. .........................      2,797
     337    General Electric Co. ................     18,494
      58    Intel Corp. .........................      2,628
                                                    --------
                                                      23,919
                                                    --------
            ENERGY & SERVICES -- 9.6%
     143    Ashland, Inc. .......................      4,683
      61    Chevron Corp. .......................      5,001

                                                     MARKET
 SHARES                                              VALUE
---------                                           --------
            ENERGY & SERVICES -- (CONTINUED)
     127    Conoco, Inc., Class B................   $  3,445
      59    Enron Corp. .........................      4,858
      89    Exxon Mobil Corp. ...................      7,979
     294    Repsol YPF S.A., ADR.................      4,687
     419    Suncor Energy, Inc. .................      8,253
       9    Texaco, Inc. ........................        514
     249    Unocal Corp. ........................      8,494
                                                    --------
                                                      47,914
                                                    --------
            FINANCIAL SERVICES -- 19.6%
      30    Bear Stearns Cos., Inc. (The)........      1,819
      56    CIGNA Corp. .........................      6,793
     301    Citigroup, Inc. .....................     15,845
     103    Fannie Mae...........................      7,916
      93    Marsh & McLennan Cos., Inc. .........     12,186
      55    MBIA, Inc. ..........................      4,020
      89    Merrill Lynch & Co., Inc. ...........      6,195
      61    Morgan Stanley Dean Witter & Co. ....      4,859
     207    Pacific Century Financial Corp. .....      2,621
     218    People's Bank........................      4,417
     386    U.S. Bancorp.........................      9,344
      77    UnionBanCal Corp. ...................      1,613
     154    Wachovia Corp. ......................      8,289
     184    Washington Mutual, Inc. .............      8,109
      53    XL Capital Ltd., Class A.............      4,058
                                                    --------
                                                      98,084
                                                    --------
            FOOD, BEVERAGE & TOBACCO -- 7.2%
     263    McCormick & Co., Inc. ...............      8,334
     125    PepsiCo, Inc. .......................      6,069
     185    Philip Morris Co., Inc. .............      6,768
      71    Reynolds (R.J.) Tobacco Holdings,
             Inc. ...............................      2,528
     506    Sara Lee Corp. ......................     10,906
      48    UST, Inc. ...........................      1,207
                                                    --------
                                                      35,812
                                                    --------
            FOREST & PAPER PRODUCTS -- 2.9%
     120    Abitibi-Consolidated, Inc. ..........      1,047
     112    Kimberly-Clark Corp. ................      7,372
      50    Temple-Inland, Inc. .................      2,220
      53    Weyerhaeuser Co. ....................      2,488
      22    White Electronic Designs Corp. ......      1,175
                                                    --------
                                                      14,302
                                                    --------
            MACHINERY -- 0.4%
      52    Caterpillar, Inc. ...................      1,806
                                                    --------
            MEDIA & ENTERTAINMENT -- 1.6%
      98    Gannett Co., Inc. ...................      5,690
      43    Knight-Ridder, Inc. .................      2,151
                                                    --------
                                                       7,841
                                                    --------
            MEDICAL INSTRUMENTS & SUPPLIES --2.0%
     120    Baxter International, Inc. ..........      9,895
                                                    --------

 THE HARTFORD DIVIDEND AND GROWTH FUND
 STATEMENT OF NET ASSETS -- (CONTINUED)
 OCTOBER 31, 2000
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                     MARKET
 SHARES                                              VALUE
---------                                           --------
COMMON STOCKS -- (CONTINUED)
            METALS, MINERALS & MINING -- 1.2%
     126    Alcoa, Inc. .........................   $  3,615
      54    Phelps Dodge Corp. ..................      2,539
                                                    --------
                                                       6,154
                                                    --------
            REAL ESTATE -- 2.2%
      67    Archstone Communities Trust (REIT)...      1,574
     152    Equity Office Properties Trust.......      4,591
      56    Kimco Realty Corp. (REIT)............      2,270
      98    Liberty Property Trust (REIT)........      2,580
                                                    --------
                                                      11,015
                                                    --------
            RETAIL -- 2.9%
     202    Family Dollar Stores, Inc. ..........      3,919
     437    Intimate Brands, Inc., Class A.......     10,430
                                                    --------
                                                      14,349
                                                    --------
            SOFTWARE & SERVICES -- 1.7%
      85    Electronic Data Systems Corp. .......      3,976
      87    First Data Corp. ....................      4,346
      *1    Microsoft Corp. .....................         62
                                                    --------
                                                       8,384
                                                    --------
            TRANSPORTATION -- 3.5%
      82    Boeing Co. (The).....................      5,547
     149    Ford Motor Co. ......................      3,905
      92    Genuine Parts Co. ...................      1,959
      57    Honeywell International, Inc. .......      3,046
      26    TRW, Inc. ...........................      1,096
      73    USFreightways Corp. .................      1,867
      11    Visteon Corp. .......................        198
                                                    --------
                                                      17,618
                                                    --------
            UTILITIES -- 7.0%
      39    Dominion Resources, Inc. ............      2,335
      54    DQE, Inc. ...........................      1,897
      37    Duke Energy Corp. ...................      3,155
     112    El Paso Energy Corp. ................      7,008
     162    Exelon Corp. ........................      9,724
      55    FPL Group, Inc. .....................      3,623
      60    Montana Power Co. (The)..............      1,681
     112    Pinnacle West Capital Corp. .........      4,865
      32    UtiliCorp United, Inc. ..............        855
                                                    --------
                                                      35,143
                                                    --------
            Total common stocks..................   $474,669
                                                    ========

                                                     MARKET
 SHARES                                              VALUE
---------                                           --------
CONVERTIBLE PREFERRED STOCKS -- 0.5%
            COMMUNICATIONS -- 0.4%
  @1,200    American Tower Corp.
            6.25% due 10/15/09...................   $  2,177
                                                    --------
            UTILITIES -- 0.1%
       7    Texas Utilities Co.
            9.25% due 08/16/02...................        326
                                                    --------
            Total convertible preferred stock....   $  2,503
                                                    ========
PRINCIPAL
 AMOUNT
---------
EQUITY LINKED NOTES -- 0.5%
            MEDIA & ENTERTAINMENT -- 0.5%
 $    22    Tribune Co. 2.00% due 05/15/29.......   $  2,424
                                                    --------
            Total equity linked notes............   $  2,424
                                                    ========
SHORT-TERM SECURITIES -- 3.6%
            REPURCHASE AGREEMENT -- 3.6%
  17,874    Joint Repurchase Agreement (See Note
             2(f)) 6.551% due 11/01/00...........   $ 17,874
                                                    --------
            Total short-term securities..........   $ 17,874
                                                    ========

DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost $431,243).....    95.0%  $474,669
Total convertible preferred stocks (cost
  $1,574)...............................     0.5      2,503
Total equity linked notes (See Note
  2(i)) (cost $3,633)...................     0.5      2,424
Total short-term securities (cost
  $17,874)..............................     3.6     17,874
                                           -----   --------
Total investment in securities (total
  cost $454,324)........................    99.6    497,470
Cash, receivables and other assets......     0.6      2,891
Security lending collateral.............     2.6     12,993
Payable for securities purchased........    (0.0)       (24)
Payable for Fund shares redeemed........    (0.1)      (479)
Security lending collateral payable to
  brokers...............................    (2.6)   (12,993)
Other liabilities.......................    (0.1)       (75)
                                           -----   --------
Net assets..............................   100.0%  $499,783
                                           =====   ========

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                   MARKET
                                                   VALUE
                                                  --------
SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000 shares authorized; 28,210 shares
  outstanding..................................   $     28
Paid-in surplus................................    436,368
Accumulated undistributed net investment
  income.......................................        363
Accumulated undistributed net realized gain on
  investments..................................     19,878
Unrealized appreciation of investments.........     43,146
                                                  --------
Net assets.....................................   $499,783
                                                  ========

Class A
  Net asset value per share ($294,903 / 16,588
    shares outstanding) (125,000 shares
    authorized)....................................  $17.78
                                                     ======
  Maximum offering price per share
    ($17.78 / 94.5%)...............................  $18.81
                                                     ======
Class B
  Net asset value and maximum offering price per
    share ($118,936 / 6,758 shares outstanding)
    (75,000 shares authorized).....................  $17.60
                                                     ======
Class C
  Net asset value per share ($63,503 / 3,615 shares
    outstanding) (50,000 shares authorized)........  $17.57
                                                     ======
  Maximum offering price per share
    ($17.57 / 99.0%)...............................  $17.75
                                                     ======
Class Y
  Net asset value and maximum offering price per
    share ($22,441 / 1,249 shares outstanding)
    (50,000 shares authorized).....................  $17.96
                                                     ======

 * Non-income producing during the period.

@ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2000, the market value of these securities amounted to $2,177 or 0.4% of net assets.

 THE HARTFORD ADVISERS FUND
 STATEMENT OF NET ASSETS
 OCTOBER 31, 2000
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                    MARKET
 SHARES                                             VALUE
---------                                         ----------
COMMON STOCKS -- 58.7%
            AEROSPACE & DEFENSE -- 1.6%
    *417    General Motors, Class H............   $   13,511
     272    United Technologies Corp. .........       18,996
                                                  ----------
                                                      32,507
                                                  ----------
            CHEMICALS -- 1.4%
     300    Dow Chemical Co. (The).............        9,188
     330    Pharmacia Corp. ...................       18,156
                                                  ----------
                                                      27,344
                                                  ----------
            COMMUNICATIONS -- 4.5%
     *29    Avaya, Inc. .......................          386
    *308    Global Crossing Ltd. ..............        7,284
     345    Lucent Technologies, Inc. .........        8,031
     335    Nortel Networks Holdings Corp. ....       15,243
     403    SBC Communications Corp. ..........       23,242
    *230    Tellabs, Inc. .....................       11,481
     180    Verizon Communications, Inc. ......       10,406
    *649    Worldcom, Inc. ....................       15,421
                                                  ----------
                                                      91,494
                                                  ----------
            COMPUTERS & OFFICE EQUIPMENT -- 6.0%
    *756    Cisco Systems, Inc. ...............       40,713
    *428    Dell Computer Corp. ...............       12,617
    *219    EMC Corp. .........................       19,469
     200    Hewlett-Packard Co. ...............        9,288
     189    International Business Machines
             Corp. ............................       18,656
     100    Minnesota Mining & Manufacturing
             Co. ..............................        9,663
    *268    Solectron Corp. ...................       11,779
                                                  ----------
                                                     122,185
                                                  ----------
            CONSUMER NON-DURABLES -- 2.6%
     190    Cardinal Health, Inc. .............       18,003
     110    Gillette Co. (The).................        3,836
     261    Procter & Gamble Co. (The).........       18,609
     200    Tyco International Ltd. ...........       11,338
                                                  ----------
                                                      51,786
                                                  ----------
            DRUGS -- 6.4%
     320    Abbott Laboratories................       16,900
     390    American Home Products Corp. ......       24,778
     220    Bristol-Myers Squibb Co. ..........       13,406
      80    Eli Lilly & Co. ...................        7,150
     313    Merck & Co., Inc. .................       28,150
     488    Pfizer, Inc. ......................       21,084
     359    Schering-Plough Corp. .............       18,556
                                                  ----------
                                                     130,024
                                                  ----------
            ELECTRICAL EQUIPMENT -- 0.5%
    *294    Teradyne, Inc. ....................        9,181
                                                  ----------
            ELECTRONICS -- 5.0%
      80    Emerson Electric Co. ..............        5,875
     581    General Electric Co. ..............       31,830
     645    Intel Corp. .......................       29,025
    *129    JDS Uniphase Corp. ................       10,497

                                                    MARKET
 SHARES                                             VALUE
---------                                         ----------
            ELECTRONICS -- (CONTINUED)
    *251    Micron Technology, Inc. ...........   $    8,722
     182    Texas Instruments, Inc. ...........        8,929
    *100    Vitesse Semiconductor Corp. .......        6,994
                                                  ----------
                                                     101,872
                                                  ----------
            ENERGY & SERVICES -- 3.8%
     250    Conoco, Inc., Class B..............        6,797
     411    Exxon Mobil Corp. .................       36,611
     148    Schlumberger Ltd...................       11,289
     315    Texaco, Inc. ......................       18,587
      25    Transocean Sedco Forex, Inc. ......        1,325
      40    Unocal Corp. ......................        1,365
                                                  ----------
                                                      75,974
                                                  ----------
            FINANCIAL SERVICES -- 9.4%
     228    American International Group,
             Inc. .............................       22,371
     653    Associates First Capital Corp.,
             Class A...........................       24,235
     100    Chase Manhattan Corp. (The)........        4,550
     457    Citigroup, Inc. ...................       24,058
     320    Fleet Boston Financial Corp. ......       12,160
     293    Franklin Resources, Inc. ..........       12,531
      64    Goldman Sachs Group, Inc. (The)....        6,378
     249    Marsh & McLennan Cos., Inc. .......       32,596
     241    Merrill Lynch & Co., Inc. .........       16,898
     137    Morgan Stanley Dean Witter &
             Co. ..............................       10,995
     190    State Street Corp. ................       23,701
                                                  ----------
                                                     190,473
                                                  ----------
            FOOD, BEVERAGE & TOBACCO -- 2.1%
     336    Coca-Cola Co. (The)................       20,292
     439    PepsiCo, Inc. .....................       21,259
                                                  ----------
                                                      41,551
                                                  ----------
            FOREST & PAPER PRODUCTS -- 1.2%
     360    Kimberly-Clark Corp. ..............       23,760
                                                  ----------
            MEDIA & ENTERTAINMENT -- 2.1%
    *775    AT&T -- Liberty Media Group,
             Class A...........................       13,950
     370    Gannett Co., Inc. .................       21,460
    *129    Viacom, Inc., Class B..............        7,337
                                                  ----------
                                                      42,747
                                                  ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 1.0%
      88    Baxter International, Inc. ........        7,265
     140    Johnson & Johnson Co. .............       12,898
                                                  ----------
                                                      20,163
                                                  ----------
            METALS, MINERALS & MINING -- 0.5%
     180    Illinois Tool Works, Inc. .........       10,001
                                                  ----------
            RETAIL -- 5.1%
     323    CVS Corp. .........................       17,115
     366    Home Depot, Inc. (The).............       15,738
     865    McDonald's Corp. ..................       26,815

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                    MARKET
 SHARES                                             VALUE
---------                                         ----------
COMMON STOCKS -- (CONTINUED)
            RETAIL -- (CONTINUED)
    *409    Safeway, Inc. .....................   $   22,362
     469    Wal-Mart Stores, Inc. .............       21,285
                                                  ----------
                                                     103,315
                                                  ----------
            SOFTWARE & SERVICES -- 4.2%
    *347    America Online, Inc. ..............       17,479
     250    Automatic Data Processing, Inc. ...       16,328
    *103    Computer Sciences Corp. ...........        6,483
    *659    Microsoft Corp. ...................       45,389
                                                  ----------
                                                      85,679
                                                  ----------
            TRANSPORTATION -- 0.8%
     173    Boeing Co. (The)...................       11,732
      80    Honeywell International, Inc. .....        4,305
                                                  ----------
                                                      16,037
                                                  ----------
            UTILITIES -- 0.6%
     180    FPL Group, Inc. ...................       11,880
                                                  ----------
            Total common stocks................   $1,187,973
                                                  ==========

PRINCIPAL
 AMOUNT
---------
CORPORATE NOTES -- 9.8%
            CHEMICALS -- 0.3%
 $   500    ICI Wilmington
             6.95% due 09/15/04................   $      488
   1,000    Praxair, Inc.
             6.15% due 04/15/03................          970
   4,000    Rohm & Haas Co.
             7.40% due 07/15/09................        3,962
                                                  ----------
                                                       5,420
                                                  ----------
            COMMUNICATIONS -- 0.2%
   3,000    AT&T Corp.
             6.50% due 03/15/29................        2,356
   1,000    New York Telephone
             6.00% due 04/15/08................          920
                                                  ----------
                                                       3,276
                                                  ----------
            COMPUTERS & OFFICE EQUIPMENT --0.3%
   5,000    Hewlett-Packard Co.
             7.15% due 06/15/05................        5,008
   2,000    Pitney Bowes, Inc.
             5.50% due 04/15/04................        1,923
                                                  ----------
                                                       6,931
                                                  ----------
            CONSUMER NON-DURABLES -- 0.2%
   2,500    Alberto-Culver Co.
             8.25% due 11/01/05................        2,570
   2,000    Colgate-Palmolive Co.
             5.58% due 11/06/08................        1,811
                                                  ----------
                                                       4,381
                                                  ----------
            DRUGS -- 0.1%
   2,000    American Home Products Corp.
             7.25% due 03/01/23................        1,911
                                                  ----------

PRINCIPAL                                           MARKET
 AMOUNT                                             VALUE
---------                                         ----------
            ELECTRICAL EQUIPMENT -- 0.1%
 $ 2,000    Danaher Corp.
             6.00% due 10/15/08................   $    1,839
                                                  ----------
            ELECTRONICS -- 0.3%
   5,000    Eaton Corp.
             6.95% due 11/15/04................        4,949
   2,000    Motorola, Inc.
             7.60% due 01/01/07................        2,062
                                                  ----------
                                                       7,011
                                                  ----------
            ENERGY & SERVICES -- 0.1%
   1,150    Northern Border Pipeline
             7.75% due 09/01/09................        1,107
                                                  ----------
            FINANCIAL SERVICES -- 4.8%
   3,000    ACE INA Holdings
             8.30% due 08/15/06................        3,105
   2,000    Allmerica Financial Corp.
             7.625% due 10/15/25...............        1,781
   1,900    Allstate Corp. (The)
             6.75% due 06/15/03................        1,886
   2,000    Allstate Corp. (The)
             6.75% due 05/15/18................        1,777
   2,005    American Express Co.
             6.875% due 11/01/05...............        1,990
   1,420    Amerus Life Holdings
             6.95% due 06/15/05................        1,332
   3,000    Apache Finance Property Ltd.
             7.00% due 03/15/09................        2,934
   2,000    Associates Corp. of North America
             6.00% due 07/15/05................        1,907
   3,000    Bank One Corp.
             6.875% due 08/01/06...............        2,935
     500    BankAmerica Corp.
             7.875% due 12/01/02...............          508
   1,000    CIGNA Corp.
             6.375% due 01/15/06...............          952
   1,260    CIGNA Corp.
             7.40% due 05/15/07................        1,233
   2,000    Equitable Life Cos., Inc.
             7.00% due 04/01/28................        1,776
  20,000    Fannie Mae
             7.25% due 01/15/10................       20,724
  10,000    Financing Corp.
             9.80% due 04/06/18................       12,915
     545    First Union National Bank
             5.80% due 12/01/08................          481
  @2,000    Jackson National Life Insurance
             8.15% due 03/15/27................        1,913
  @2,000    John Hancock
             7.375% due 02/15/24...............        1,865
   2,755    Key Bank N.A.
             5.80% due 04/01/04................        2,647
  @1,000    Liberty Financial Co.
             6.75% due 11/15/08................          916
   5,000    Liberty Mutual Insurance
             8.20% due 05/04/07................        4,973
   1,000    MBIA, Inc.
             7.00% due 12/15/25................          889

 THE HARTFORD ADVISERS FUND
 STATEMENT OF NET ASSETS -- (CONTINUED)
 OCTOBER 31, 2000
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                           MARKET
 AMOUNT                                             VALUE
---------                                         ----------
CORPORATE NOTES -- (CONTINUED)
            FINANCIAL SERVICES -- (CONTINUED)
 @$2,000    New England Mutual Life Insurance
             7.875% due 02/15/24...............   $    1,945
  @2,000    Prudential Funding Corp.
             6.75% due 09/15/23................        1,746
   2,055    Sprint Capital Corp.
             6.125% due 11/15/08...............        1,832
   2,000    Torchmark Corp.
             8.25% due 08/15/09................        2,036
   2,000    Transamerica Financial Corp.
             6.125% due 11/01/01...............        1,985
   4,000    TXU Eastern Funding Co.
             6.45% due 05/15/05................        3,774
  @5,000    USAA Capital Corp.
             6.90% due 11/01/02................        5,004
   3,000    Wachovia Corp.
             5.625% due 12/15/08...............        2,660
   5,000    Wells Fargo & Co.
             6.50% due 09/03/02................        4,979
                                                  ----------
                                                      97,400
                                                  ----------
            FOOD, BEVERAGE & TOBACCO -- 0.3%
   2,000    Archer-Daniels-Midland Co.
             8.125% due 06/01/12...............        2,061
2,000...    Hershey Foods Corp.
             7.20% due 08/15/27................        1,897
   3,000    Whitman Corp.
             6.375% due 05/01/09...............        2,691
                                                  ----------
                                                       6,649
                                                  ----------
            HEALTH SERVICES -- 0.0%
   1,000    United Healthcare Corp.
             6.60% due 12/01/03................          968
                                                  ----------
            MACHINERY -- 0.1%
   2,000    Parker-Hannifin Corp.
             5.65% due 09/15/03................        1,929
                                                  ----------
            MEDIA & ENTERTAINMENT -- 0.2%
   2,000    Rockwell International Corp.
             6.70% due 01/15/28................        1,696
     500    Scripps (E.W.) Co. (The), Class A
             6.375% due 10/15/02...............          498
   3,000    Washington Post Co. (The)
             5.50% due 02/15/09................        2,681
                                                  ----------
                                                       4,875
                                                  ----------
            MEDICAL INSTRUMENTS &
             SUPPLIES -- 0.1%
   2,000    Becton, Dickinson & Co.
             6.70% due 08/01/28................        1,711
                                                  ----------
            METALS, MINERALS & MINING -- 0.2%
   4,000    Vulcan Materials Co.
             5.75% due 04/01/04................        3,835
                                                  ----------
            RESEARCH & TESTING
             FACILITIES -- 0.1%
   3,000    Monsanto Co.
             6.60% due 12/01/28................        2,651
                                                  ----------

PRINCIPAL                                           MARKET
 AMOUNT                                             VALUE
---------                                         ----------
            RETAIL -- 0.9%
 $ 4,000    Albertson's, Inc.
             6.55% due 08/01/04................   $    3,880
   1,345    Dayton Hudson Corp.
             5.875% due 11/01/08...............        1,202
   2,000    Gap, Inc.
             6.90% due 09/15/07................        1,852
   5,000    Home Depot, Inc. (The)
             6.50% due 09/15/04................        4,953
   6,000    Wal-Mart Stores, Inc.
             6.875% due 08/10/09...............        5,959
                                                  ----------
                                                      17,846
                                                  ----------
            SOFTWARE & SERVICES -- 0.0%
   1,000    Computer Associates International,
             Inc.
             6.50% due 04/15/08................          877
                                                  ----------
            TRANSPORTATION -- 0.8%
   6,000    Burlington Northern Santa Fe Corp.
             7.875% due 04/15/07...............        6,165
   5,000    DaimlerChrysler North America Hold-
             ing Corp.
             7.125% due 04/10/03...............        4,999
   3,000    Ford Motor Co.
             6.625% due 10/01/28...............        2,484
   2,000    General Motors Corp.
             6.75% due 05/01/28................        1,738
                                                  ----------
                                                      15,386
                                                  ----------
            UTILITIES -- 0.6%
   4,000    Alabama Power Co.
             7.125% due 08/15/04...............        3,986
   4,000    Duke Energy Corp.
             5.375% due 01/01/09...............        3,531
   4,000    National Fuel & Gas
             6.00% due 03/01/09................        3,607
     500    Williams Cos., Inc. (The)
             6.50% due 11/15/02................          496
                                                  ----------
                                                      11,620
                                                  ----------
            Total corporate notes..............   $  197,623
                                                  ==========
FOREIGN/YANKEE BONDS & NOTES -- 0.3%
            FOREIGN CORPORATIONS -- 0.3%
   2,000    Alcan Aluminum Ltd.
             7.25% due 11/01/28................   $    1,808
   2,000    Bayerische Landesbank Girozentrale
             (NY)
             5.65% due 02/01/09................        1,795
   2,000    Toyota Motor Credit Corp.
             5.50% due 12/15/08................        1,812
                                                  ----------
            Total foreign/yankee bonds &
             notes.............................   $    5,415
                                                  ==========

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                           MARKET
 AMOUNT                                             VALUE
---------                                         ----------
 U.S. TREASURIES & FEDERAL AGENCIES -- 24.6%
            GOVERNMENT NATIONAL MORTGAGE
            ASSOCIATION -- 6.3%
 $42,408    6.00% due 11/20/23 - 06/20/30......   $   39,918
  33,347    6.50% due 04/15/26 - 06/15/29......       32,203
  40,987    7.00% due 07/15/23 - 11/15/30......       40,414
  14,887    8.00% due 11/15/29 - 08/15/30......       15,134
                                                  ----------
                                                     127,669
                                                  ----------
            U.S. TREASURY BONDS -- 17.0%
  30,000    5.75% due 04/30/03.................       29,880
  44,750    5.875% due 11/15/05................       44,910
  15,000    6.00% due 08/15/09.................       15,156
 100,000    6.25% due 08/15/23.................      103,154
  24,550    6.375% due 08/15/02................       24,702
  66,000    6.50% due 08/15/05.................       67,829
  58,250    7.50% due 11/15/01 - 02/15/05......       59,227
                                                  ----------
                                                     344,858
                                                  ----------
            U.S. TREASURY NOTES -- 1.2%
  25,000    5.875% due 11/30/01................       24,891
                                                  ----------
            Total U.S. treasuries & federal
             agencies..........................   $  497,418
                                                  ==========
SHORT-TERM SECURITIES -- 8.5%
            CORPORATE NOTES -- 0.0%
     500    Heller Financial, Inc.
             6.382% due 11/10/00...............   $      500
                                                  ----------
            REPURCHASE AGREEMENT -- 8.5%
 172,025    Joint Repurchase Agreement (See
             Note 2(f))
             6.551% due 11/01/00...............      172,025
                                                  ----------
            Total short-term securities........   $  172,525
                                                  ==========

DIVERSIFICATION OF NET ASSETS:
Total common stocks (cost
  $1,090,906).........................    58.7%  $1,187,973
Total corporate notes (cost
  $206,381)...........................     9.8      197,623
Total foreign/yankee bonds & notes
  (cost $5,964).......................     0.3        5,415
Total U.S. treasuries & federal
  agencies
  (cost $494,391).....................    24.6      497,418
Total short-term securities (cost
  $172,525)...........................     8.5      172,525
                                         -----   ----------
Total investment in securities
  (total cost $1,970,167).............   101.9    2,060,954
Cash, receivables and other assets....     1.0       19,743
Security lending collateral...........    17.0      343,337
Payable for securities purchased......    (2.7)     (55,313)
Payable for Fund shares redeemed......    (0.1)      (1,938)
Security lending collateral payable to
  brokers.............................   (17.0)    (343,337)
Other liabilities.....................    (0.1)        (502)
                                         -----   ----------
Net assets............................   100.0%  $2,022,944
                                         =====   ==========

                                                   MARKET
                                                   VALUE
                                                 ----------
SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  400,000 shares authorized; 118,874 shares
  outstanding.................................   $      119
Paid-in surplus...............................    1,853,008
Accumulated undistributed net investment
  income......................................        3,044
Accumulated undistributed net realized gain on
  investments.................................       75,986
Unrealized appreciation of investments........       90,787
                                                 ----------
Net assets....................................   $2,022,944
                                                 ==========

Class A
  Net asset value per share ($893,954 / 52,372
    shares outstanding) (175,000 shares
    authorized)....................................  $17.07
                                                     ======
  Maximum offering price per share
    ($17.07 / 94.5%)...............................  $18.06
                                                     ======
Class B
  Net asset value and maximum offering price per
    share ($631,930 / 37,393 shares outstanding)
    (75,000 shares authorized).....................  $16.90
                                                     ======
Class C
  Net asset value per share ($432,171 / 25,345
    shares outstanding) (50,000 shares
    authorized)....................................  $17.05
                                                     ======
  Maximum offering price per share
    ($17.05 / 99.0%)...............................  $17.22
                                                     ======
Class Y
  Net asset value and maximum offering price per
    share ($64,889 / 3,764 shares outstanding)
    (100,000 shares authorized)....................  $17.24
                                                     ======

 * Non-income producing during the period.

@Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2000, the market value of these securities amounted to $13,389 or 0.7% of net assets.

 THE HARTFORD HIGH YIELD FUND
 STATEMENT OF NET ASSETS
 OCTOBER 31, 2000
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                            MARKET
 AMOUNT                                               VALUE
---------                                            -------
COLLATERALIZED MORTGAGE-BACKED SECURITIES -- 0.2%
 $  100     DLJ Commercial Mortgage Corp., Series
             1998-CF1, Class B2
             7.33% due 01/15/10...................   $    94
                                                     -------
            Total collateralized mortgage-backed
             securities...........................   $    94
                                                     =======
 CORPORATE NOTES -- 74.2%
            APPAREL & TEXTILE -- 0.2%
    130     Levi Strauss & Co.
             7.00% due 11/01/06...................   $    95
                                                     -------
            CHEMICALS -- 4.1%
    225     ARCO Chemical Co.
             9.80% due 02/01/20...................       220
   @300     CP Kelko APS Capital Corp.
             11.875% due 09/15/10.................       254
    350     Equistar Chemicals L.P.
             8.50% due 02/15/04...................       341
    100     General Chemical Industrial Products,
             Inc.
             10.625% due 05/01/09.................        66
    170     Georgia Gulf Corp.
             7.625% due 11/15/05..................       165
     20     Georgia Gulf Corp.
             10.375% due 11/01/07.................        20
   @300     Huntsman Corp.
             9.50% due 07/01/07...................       174
   @200     Huntsman Corp.
             13.00% due 06/01/10..................       150
    390     Huntsman ICI Chemicals LLC
             10.125% due 07/01/09.................       371
     50     Lyondell Chemical Co.
             9.625% due 05/01/07..................        49
                                                     -------
                                                       1,810
                                                     -------
            COMMUNICATIONS -- 13.4%
    200     Asia Global Crossing Ltd.
             13.375% due 10/15/10.................       185
    200     Centennial Communications
             10.75% due 12/15/08..................       188
      7     Global Crossing Holdings Ltd.
             9.50% due 11/15/09...................         7
    575     Global Crossing Holdings Ltd.
             9.625% due 05/15/08..................       549
    400     ICG Services, Inc.
             0.00% due 05/01/08...................        48
    400     Level 3 Communications
             0.00% due 03/15/10...................       197
    825     Level 3 Communications
             11.25% due 03/15/10..................       601
    100     McLeodUSA, Inc.
             8.125% due 02/15/09..................        87
    100     McLeodUSA, Inc.
             9.25% due 07/15/07...................        93
    300     McLeodUSA, Inc.
             9.50% due 11/01/08...................       279

PRINCIPAL                                            MARKET
 AMOUNT                                               VALUE
---------                                            -------
            COMMUNICATIONS -- (CONTINUED)
 $  400     Metromedia Fiber Network, Inc.
             10.00% due 11/15/08..................   $   354
    500     NEXTEL Communications, Inc.
             9.375% due 11/15/09..................       483
    360     NEXTLINK Communications, Inc.
             10.75% due 11/15/08..................       315
    150     NEXTLINK Communications, Inc.
             12.50% due 04/15/06..................       141
   @200     NTL Communications Corp.
             11.875% due 10/01/10.................       185
    650     Primus Telecommunications Group, Inc.
             11.25% due 01/15/09..................       319
    250     RCN Corp.
             10.125% due 01/15/10.................       170
    250     Rhythms Netconnections, Inc.
             14.00% due 02/15/10..................       120
    200     Spectrasite Holdings, Inc.
             10.75% due 03/15/10..................       184
    100     Telecorp PCS, Inc.
             10.625% due 07/15/10.................       100
    410     Time Warner Telecom, Inc.
             9.75% due 07/15/08...................       363
    785     Williams Communications Group, Inc.
             10.875% due 10/01/09.................       661
    300     Winstar Communications, Inc.
             12.75% due 04/15/10..................       212
                                                     -------
                                                       5,841
                                                     -------
            CONSTRUCTION -- 2.4%
     50     Del Webb Corp.
             9.375% due 05/01/09..................        45
    220     Kaufman & Broad Home Corp.
             7.75% due 10/15/04...................       205
    200     Kaufman & Broad Home Corp.
             9.625% due 11/15/06..................       197
    100     MDC Holdings, Inc.
             8.375% due 02/01/08..................        92
    100     Newport News Shipbuilding, Inc.
             8.625% due 12/01/06..................       100
    200     Newport News Shipbuilding, Inc.
             9.25% due 12/01/06...................       203
    125     Toll Corp.
             7.75% due 09/15/07...................       116
    100     Toll Corp.
             8.75% due 11/15/06...................        99
                                                     -------
                                                       1,057
                                                     -------
            CONSUMER DURABLES -- 0.8%
     75     Hayes Lemmerz International, Inc.
             8.25% due 12/15/08...................        56
    200     HMH Properties, Inc.
             8.45% due 12/01/08...................       190
    162     Owens-Illinois, Inc.
             7.80% due 05/15/18...................       100
                                                     -------
                                                         346
                                                     -------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                            MARKET
 AMOUNT                                               VALUE
---------                                            -------
CORPORATE NOTES -- (CONTINUED)
            CONSUMER NON-DURABLES -- 2.0%
 $  100     American Standard Co., Inc.
             7.375% due 04/15/05..................   $    95
    400     American Standard Co., Inc.
             7.375% due 02/01/08..................       372
    500     Polaroid Corp.
             11.50% due 02/15/06..................       390
                                                     -------
                                                         857
                                                     -------
            CONSUMER SERVICES -- 0.5%
     85     Service Corp. International
             6.50% due 03/15/08...................        45
    300     Service Corp. International
             7.875% due 02/01/13..................       159
                                                     -------
                                                         204
                                                     -------
            DRUGS -- 1.1%
    540     Watson Pharmaceuticals, Inc.
             7.125% due 05/15/08..................       487
                                                     -------
            ELECTRONICS -- 1.0%
   @450     Condor Systems, Inc.
             11.875% due 05/01/09.................       297
    125     Lenfest Communications, Inc.
             10.50% due 06/15/06..................       141
                                                     -------
                                                         438
                                                     -------
            ENERGY & SERVICES -- 10.5%
    150     Belco Oil & Gas Corp.
             8.875% due 09/15/07..................       141
     75     Clark Refining & Marketing, Inc.
             8.625% due 08/15/08..................        62
     50     CODA Energy, Inc.
             10.50% due 04/01/06..................        51
     50     Cross Timbers Oil Co.
             8.75% due 11/01/09...................        48
    100     Newpark Resources, Inc.
             8.625% due 12/15/07..................        93
    103     Nuevo Energy Co.
             9.50% due 06/01/08...................       103
    475     Pioneer Natural Resources Co.
             6.50% due 01/15/08...................       421
   @450     Plains Resources, Inc.
             10.25% due 03/15/06..................       452
    650     Pogo Producing Co.
             10.375% due 02/15/09.................       676
    150     R&B Falcon Corp.
             6.50% due 04/15/03...................       143
    100     R&B Falcon Corp.
             7.375% due 04/15/18..................        89
    525     R&B Falcon Corp.
             11.375% due 03/15/09.................       599
    425     Seagull Energy Corp.
             7.50% due 09/15/27...................       359
    200     Snyder Oil Corp.
             8.75% due 06/15/07...................       205
    475     Tesoro Petroleum Corp.
             9.00% due 07/01/08...................       457
    400     Tuboscope, Inc.
             7.50% due 02/15/08...................       356

PRINCIPAL                                            MARKET
 AMOUNT                                               VALUE
---------                                            -------
            ENERGY & SERVICES -- (CONTINUED)
 $  200     Valero Energy Corp.
             8.75% due 06/15/30...................   $   209
    125     Vintage Petroleum, Inc.
             9.75% due 06/30/09...................       131
                                                     -------
                                                       4,595
                                                     -------
            FINANCIAL SERVICES -- 1.5%
   @400     Dresdner Bank Funding Trust
             8.151% due 06/30/31..................       351
     75     Interpool, Inc.
             7.35% due 08/01/07...................        54
    250     Sumitomo Bank International Finance
             N.V.
             8.50% due 06/15/09...................       253
                                                     -------
                                                         658
                                                     -------
            FOOD, BEVERAGE & TOBACCO -- 0.9%
    400     Canandaigua Brands, Inc.
             8.50% due 03/01/09...................       386
                                                     -------
            FOREST & PAPER PRODUCTS -- 1.7%
    350     Boise Cascade Corp.
             7.35% due 02/01/16...................       278
    175     Container Corp. of America
             11.25% due 05/01/04..................       175
    150     Stone Container Corp. 10.75% due
             10/01/02.............................       152
    125     Stone Container Corp. 12.58% due
             08/01/16.............................       127
                                                     -------
                                                         732
                                                     -------
            HEALTH SERVICES -- 9.7%
    300     Columbia/HCA Healthcare Corp.
             7.05% due 12/01/27...................       226
    250     Columbia/HCA Healthcare Corp.
             9.00% due 12/15/14...................       245
    110     HEALTH SOUTH Corp.
             3.25% due 04/01/03...................        93
    360     HEALTH SOUTH Corp.
             6.875% due 06/15/05..................       319
    340     HEALTH SOUTH Corp.
             7.00% due 06/15/08...................       290
   @150     HEALTH SOUTH Corp.
             10.75% due 10/01/08..................       151
    800     IASIS Healthcare Corp.
             13.00% due 10/15/09..................       736
    600     Manor Care, Inc.
             7.50% due 06/15/06...................       500
    315     Quorum Health Group, Inc.
             8.75% due 11/01/05...................       312
    200     Tenet Healthcare Corp.
             7.625% due 06/01/08..................       190
    300     Tenet Healthcare Corp.
             8.00% due 01/15/05...................       295
    100     Tenet Healthcare Corp.
             8.625% due 12/01/03..................       101
    400     Triad Hospitals Holdings, Inc.
             11.00% due 05/15/09..................       416

 THE HARTFORD HIGH YIELD FUND
 STATEMENT OF NET ASSETS -- (CONTINUED)
 OCTOBER 31, 2000
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                            MARKET
 AMOUNT                                               VALUE
---------                                            -------
CORPORATE NOTES -- (CONTINUED)
            HEALTH SERVICES -- (CONTINUED)
 $  350     Universal Health Services, Inc.
             8.75% due 08/15/05...................   $   350
                                                     -------
                                                       4,224
                                                     -------
            HOTELS & GAMING -- 2.3%
     80     Harrah's Operating Co., Inc.
             7.875% due 12/15/05..................        78
    200     MGM Grand, Inc.
             6.875% due 02/06/08..................       181
    600     Park Place Entertainment
             9.375% due 02/15/07..................       605
     25     Starwood Hotels & Resorts Worldwide,
             Inc.
             6.75% due 11/15/05...................        23
    150     Starwood Hotels & Resorts Worldwide,
             Inc.
             7.375% due 11/15/15..................       133
                                                     -------
                                                       1,020
                                                     -------
            MACHINERY -- 0.0%
    955     Grove Holdings LLC
             0.00% due 05/01/09...................        10
                                                     -------
            MANUFACTURING -- 1.2%
    430     ConAgra, Inc.
             9.75% due 03/01/21...................       502
                                                     -------
            MEDIA & ENTERTAINMENT -- 7.7%
    175     Adelphia Business Solutions, Inc.
             12.00% due 11/01/07..................       103
    100     Adelphia Communications Corp.
             7.75% due 01/15/09...................        78
    200     Adelphia Communications Corp. 8.375%
             due 02/01/08.........................       164
    500     Charter Communications Holdings LLC
             8.625% due 04/01/09..................       450
    150     Comcast Corp.
             10.25% due 10/15/01..................       153
    250     CSC Holdings, Inc.
             8.125% due 07/15/09..................       243
    250     CSC Holdings, Inc.
             9.875% due 02/15/13..................       254
    375     Fox Kids Worldwide, Inc.
             9.25% due 11/01/07...................       355
    150     Fox/Liberty Networks LLC
             8.875% due 08/15/07..................       151
    425     Hollinger International Publishing,
             Inc.
             9.25% due 02/01/06...................       421
    300     Liberty Media Group
             8.25% due 02/01/30...................       271
    100     PRIMEDIA, Inc.
             7.625% due 04/01/08..................        90
    250     PRIMEDIA, Inc.
             10.25% due 06/01/04..................       248

PRINCIPAL                                            MARKET
 AMOUNT                                               VALUE
---------                                            -------
            MEDIA & ENTERTAINMENT -- (CONTINUED)
 $  250     Six Flags Entertainment Corp.
             8.875% due 04/01/06..................   $   230
    175     World Color Press, Inc.
             7.75% due 02/15/09...................       157
                                                     -------
                                                       3,368
                                                     -------
            MEDICAL INSTRUMENTS & SUPPLIES -- 0.5%
    200     Owens & Minor, Inc.
             10.875% due 06/01/06.................       206
                                                     -------
            METALS, MINERALS & MINING -- 0.8%
     50     AK Steel Corp.
             7.875% due 02/15/09..................        45
    100     Bethlehem Steel Corp.
             7.625% due 08/01/04..................        92
    280     LTV Corp.
             11.75% due 11/15/09..................       112
    170     WHX Corp.
             10.50% due 04/15/05..................       105
                                                     -------
                                                         354
                                                     -------
            REAL ESTATE -- 0.2%
    100     Trizec Finance Ltd.
             10.875% due 10/15/05.................       101
                                                     -------
            RESEARCH & TESTING FACILITIES -- 1.5%
    675     Sequa Corp.
             9.00% due 08/01/09...................       655
                                                     -------
            RETAIL -- 0.5%
    275     Duane Reade, Inc.
             9.25% due 02/15/08...................       234
                                                     -------
            SOFTWARE & SERVICES -- 0.4%
    400     PSINet, Inc.
             10.00% due 02/15/05..................       191
                                                     -------
            TRANSPORTATION -- 1.3%
    500     Teekay Shipping Corp.
             8.32% due 02/01/08...................       473
    100     United Air Lines, Inc.
             9.125% due 01/15/12..................        97
                                                     -------
                                                         570
                                                     -------
            UTILITIES -- 7.8%
    425     AES Corp. (The)
             9.50% due 06/01/09...................       432
     75     AES Corp. (The)
             10.25% due 07/15/06..................        76
    800     Allied Waste North American, Inc.
             7.875% due 01/01/09..................       690
    285     Browning-Ferris Industries, Inc.
             7.40% due 09/15/35...................       196
    245     CMS Energy Corp.
             6.75% due 01/15/04...................       226
    150     CMS Energy Corp.
             7.50% due 01/15/09...................       131
    130     CMS Energy Corp.
             9.875% due 10/15/07..................       131
    350     Cogentrix Energy, Inc.
             8.75% due 10/15/08...................       353

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                            MARKET
 AMOUNT                                               VALUE
---------                                            -------
CORPORATE NOTES -- (CONTINUED)
            UTILITIES -- (CONTINUED)
 $  125     El Paso Electric Co.
             9.40% due 05/01/11...................   $   132
    175     Waste Management, Inc.
             6.875% due 05/15/09..................       159
    265     Waste Management, Inc.
             7.375% due 05/15/29..................       227
    800     Western Resources, Inc.
             7.65% due 04/15/23...................       672
                                                     -------
                                                       3,425
                                                     -------
            Total corporate notes.................   $32,366
                                                     =======
FOREIGN/YANKEE BONDS & NOTES -- 12.3%
            FOREIGN CORPORATIONS -- 10.2%
    400     British Sky Broadcasting Group PLC
             8.20% due 07/15/09...................   $   370
    400     Deutsche Telekom International Finance
             AG
             8.25% due 06/15/30...................       409
    145     Domtar, Inc.
             8.75% due 08/01/06...................       151
    400     Flowserve Finance B.V.
             12.25% due 08/15/10..................       339
     50     Gulf Canada Resources Ltd.
             8.375% due 11/15/05..................        51
    100     Gulf Canada Resources Ltd.
             9.625% due 07/01/05..................       103
    600     Inco Ltd.
             9.60% due 06/15/22...................       593
    415     Kappa Beheer BV
             10.625% due 07/15/09.................       357
    500     Petroleos Mexicanos
             9.50% due 09/15/27...................       505
    100     Placer Dome, Inc.
             7.125% due 06/15/07..................        94
    195     Rogers Cablesystems, Inc.
             10.00% due 12/01/07..................       203
    242     Rogers Cablesystems, Inc.
             10.125% due 09/01/12.................       253
    640     Telewest Communications PLC
             11.00% due 10/01/07..................       563
    250     Telewest Communications PLC
             11.25% due 11/01/08..................       218
    250     Tembec Industries, Inc.
             8.625% due 06/30/09..................       244
                                                     -------
                                                       4,453
                                                     -------
            FOREIGN GOVERNMENTS -- 2.0%
    500     Republic of Brazil
             12.75% due 01/15/20..................       460
    100     Republic of Colombia
             8.375% due 02/15/27..................        62
    145     Republic of Ecuador
             4.00% due 08/15/30...................        55

PRINCIPAL                                            MARKET
 AMOUNT                                               VALUE
---------                                            -------
            FOREIGN GOVERNMENTS -- (CONTINUED)
 $    8     Republic of Ecuador
             12.00% due 11/15/12..................   $     5
    300     United Mexican States
             9.875% due 02/01/10..................       312
                                                     -------
                                                         894
                                                     -------
            Total foreign/yankee bonds & notes....   $ 5,347
                                                     =======

SHARES
---------
 PREFERRED STOCKS -- 1.9%
            ENERGY & SERVICES -- 0.9%
     16     Coastal Finance Corp. ................   $   378
                                                     -------
            METALS, MINERALS & MINING -- 1.0%
     21     Rio Algom Ltd. .......................       440
                                                     -------
            Total preferred stocks................   $   818
                                                     =======
PRINCIPAL
AMOUNT
---------
U.S. TREASURIES & FEDERAL AGENCIES -- 3.1%
            U.S. TREASURY -- 3.1%
            INFLATION-INDEXED SECURITIES
 $1,348     3.625% due 07/15/02...................   $ 1,350
                                                     -------
            Total U.S. treasuries & federal
             agencies.............................   $ 1,350
                                                     =======
SHORT-TERM SECURITIES -- 5.0%
            REPURCHASE AGREEMENT -- 5.0%
  2,172     Joint Repurchase Agreement (See Note
             2(f))
             6.54% due 11/01/00...................   $ 2,172
                                                     -------
            Total short-term securities...........   $ 2,172
                                                     =======


DIVERSIFICATION OF NET ASSETS:
Total collateralized mortgage-backed
  securities (cost $94)..................     0.2%  $    94
Total corporate notes (cost $34,453).....    74.2    32,366
Total foreign/yankee bonds & notes (cost
  $5,592)................................    12.3     5,347
Total preferred stocks (cost $753).......     1.9       818
Total U.S. Treasuries & Federal Agencies
  (cost $1,358)..........................     3.1     1,350
Total short-term securities (cost
  $2,172)................................     5.0     2,172
                                            -----   -------
Total investment in securities
  (total cost $44,422)...................    96.7    42,147
Cash, receivables and other assets.......     3.6     1,652
Payable for Fund shares redeemed.........    (0.3)     (147)
Other liabilities........................      --       (20)
                                            -----   -------
Net assets...............................   100.0%  $43,632
                                            =====   =======

 THE HARTFORD HIGH YIELD FUND
 STATEMENT OF NET ASSETS -- (CONTINUED)
 OCTOBER 31, 2000
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                   MARKET
                                                    VALUE
                                                   -------
SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000 shares authorized; 4,815 shares
  outstanding...................................   $     5
Paid-in surplus.................................    47,683
Accumulated undistributed net investment
  income........................................        66
Distribution in excess of net realized income on
  investments...................................    (1,839)
Unrealized depreciation of investments..........    (2,275)
Unrealized depreciation of other assets and
  liabilities in foreign currencies.............        (8)
                                                   -------
Net assets......................................   $43,632
                                                   =======
Class A
  Net asset value per share ($23,214 / 2,561
    shares outstanding) (125,000 shares
    authorized).................................   $  9.06
                                                   =======
  Maximum offering price per share
    ($9.06 / 95.5%).............................   $  9.49
                                                   =======
Class B
  Net asset value and maximum offering price per
    share ($7,929 / 876 shares outstanding)
    (75,000 shares authorized)..................   $  9.05
                                                   =======
Class C
  Net asset value per share ($9,534 / 1,053
    shares outstanding) (50,000 shares
    authorized).................................   $  9.05
                                                   =======
  Maximum offering price per share
    ($9.05 / 99.0%).............................   $  9.14
                                                   =======
Class Y
  Net asset value and maximum offering price per
    share ($2,955 / 325 shares outstanding)
    (50,000 shares authorized)..................   $  9.09
                                                   =======

@ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2000, the market value of these securities amounted to $2,014 or 4.6% of net assets.

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD BOND INCOME STRATEGY FUND
 STATEMENT OF NET ASSETS
 OCTOBER 31, 2000
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                            MARKET
 AMOUNT                                               VALUE
---------                                            -------
ASSET-BACKED SECURITIES -- 1.8%
 $ 1,000    California Infrastructure Pacific Gas
             & Electric, Series 1997-1,
             6.38% due 09/25/08...................   $   980
     250    California Infrastructure Southern
             California Edison Co., Series 1997-1,
             Class A5
             6.28% due 09/25/05...................       248
     600    Comed Transitional Funding Trust,
             Series 1998-1, Class A5
             5.44% due 03/25/07...................       572
      86    NorthWest Airlines Corp. Trust, Series
             2, Class C
             11.30% due 06/21/14..................        97
                                                     -------
            Total asset-backed securities.........   $ 1,897
                                                     =======
COLLATERALIZED MORTGAGE-BACKED SECURITIES -- 0.5%
     575    DLJ Commercial Mortgage Corp., Series
             1998-CF1, Class B2
             7.33% due 01/15/10...................   $   539
                                                     -------
            Total collateralized mortgage-backed
             securities...........................   $   539
                                                     =======
CORPORATE NOTES -- 25.6%
            CHEMICALS -- 0.3%
     300    du Pont (E.I.) de Nemours & Co.
             6.75% due 09/01/07...................   $   295
                                                     -------
            COMMUNICATIONS -- 0.4%
     500    Williams Communications Group, Inc.
             10.875% due 10/01/09.................       421
                                                     -------
            EDUCATION -- 1.2%
     800    Massachusetts Institute of Technology
             7.25% due 11/02/2096.................       771
     500    Yale University
             7.375% due 04/15/2096................       468
                                                     -------
                                                       1,239
                                                     -------
            ENERGY & SERVICES -- 8.5%
   1,150    Amoco Co.
             6.00% due 06/09/08...................     1,083
     400    CMS Panhandle Holding Co.
             6.125% due 03/15/04..................       378
     800    Enterprise Oil PLC
             6.70% due 09/15/07...................       753
     500    Lasmo (USA), Inc.
             7.125% due 06/01/03..................       498
     300    Lasmo (USA), Inc.
             8.375% due 06/01/23..................       304
     650    Noble Drilling Corp.
             7.50% due 03/15/19...................       616
     650    Occidental Petroleum Corp.
             7.375% due 11/15/08..................       644
     500    Ocean Energy, Inc.
             7.625% due 07/01/05..................       484

PRINCIPAL                                            MARKET
 AMOUNT                                               VALUE
---------                                            -------
            ENERGY & SERVICES -- (CONTINUED)
 $   450    Pioneer Natural Resources Co.
             6.50% due 01/15/08...................   $   398
     175    Pioneer Natural Resources Co.
             7.20% due 01/15/28...................       140
     180    R&B Falcon Corp.
             6.75% due 04/15/05...................       168
     200    R&B Falcon Corp.
             7.375% due 04/15/18..................       177
   1,000    R&B Falcon Corp.
             11.375% due 03/15/09.................     1,140
   1,150    Seagull Energy Corp.
             7.50% due 09/15/27...................       971
     100    Tesoro Petroleum Corp.
             9.00% due 07/01/08...................        96
     250    Tuboscope, Inc.
             7.50% due 02/15/08...................       223
     500    Valero Energy Corp.
             8.75% due 06/15/30...................       522
     500    Vaster Resources, Inc.
             6.50% due 04/01/09...................       483
                                                     -------
                                                       9,078
                                                     -------
            FINANCIAL SERVICES -- 4.3%
     850    Allstate Corp. (The)
             7.875% due 05/01/05..................       871
     500    Ford Motor Credit Co.
             7.375% due 10/28/09..................       487
   1,000    Ford Motor Credit Co.
             7.875% due 06/15/10..................     1,008
     200    General Motors Acceptance Corp.
             6.79% due 08/18/03...................       199
     550    Golden State Holdings, Inc.
             6.75% due 08/01/01...................       543
     300    Inter-American Development Bank
             8.50% due 05/01/01...................       303
     700    Inter-American Development Bank
             8.875% due 06/01/09..................       797
     120    Interpool, Inc.
             7.20% due 08/01/07...................        87
     300    Trenwick Group, Inc.
             6.70% due 04/01/03...................       296
                                                     -------
                                                       4,591
                                                     -------
            FOOD, BEVERAGE & TOBACCO -- 1.7%
     500    ConAgra Foods, Inc.
             8.25% due 09/15/30...................       511
     435    ConAgra Foods, Inc.
             9.75% due 03/01/21...................       507
     825    Stop & Shop Cos., Inc. (The)
             9.75% due 02/01/02...................       841
                                                     -------
                                                       1,859
                                                     -------
            FOREST & PAPER PRODUCTS -- 0.6%
     700    Weyerhaeuser Co.
             7.25% due 07/01/13...................       664
                                                     -------

 THE HARTFORD BOND INCOME STRATEGY FUND
 STATEMENT OF NET ASSETS -- (CONTINUED)
 OCTOBER 31, 2000
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                            MARKET
 AMOUNT                                               VALUE
---------                                            -------
CORPORATE NOTES -- (CONTINUED)
            HEALTH SERVICES -- 2.7%
 $   250    Columbia/HCA Healthcare Corp.
             7.05% due 12/01/27...................   $   188
     100    Columbia/HCA Healthcare Corp.
             7.50% due 12/15/23...................        82
     200    Columbia/HCA Healthcare Corp.
             7.50% due 11/15/95...................       156
     405    HEALTH SOUTH Corp.
             6.875% due 06/15/05..................       359
      30    HEALTH SOUTH Corp.
             7.00% due 06/15/08...................        26
    @200    HEALTH SOUTH Corp.
             10.75% due 10/01/08..................       201
     685    Manor Care, Inc.
             7.50% due 06/15/06...................       571
   1,360    Tenet Healthcare Corp.
             8.00% due 01/15/05...................     1,338
                                                     -------
                                                       2,921
                                                     -------
            MEDIA & ENTERTAINMENT -- 0.9%
   1,000    Liberty Media Group
             8.25% due 02/01/30...................       902
     113    Paramount Communications, Inc.
             7.50% due 07/15/23...................       100
                                                     -------
                                                       1,002
                                                     -------
            METALS, MINERALS & MINING -- 1.5%
   1,500    Lockheed Martin Corp.
             8.50% due 12/02/29...................     1,605
                                                     -------
            TRANSPORTATION -- 0.5%
    @500    TTX Co.
             6.935% due 03/15/02..................       500
                                                     -------
            UTILITIES -- 2.9%
     250    AES Corp. (The)
             9.50% due 06/01/09...................       254
   1,000    Browning-Ferris Industries, Inc.
             7.40% due 09/15/35...................       689
     250    Cleveland Electric Illuminating Co.
             7.13% due 07/01/07...................       245
     120    CMS Energy Corp.
             6.75% due 01/15/04...................       111
     100    CMS Energy Corp.
             7.50% due 01/15/09...................        87
     200    CMS Energy Corp.
             9.875% due 10/15/07..................       202
  @1,000    Entergy Gulf States, Inc.
             8.04% due 06/02/03...................     1,000
     250    Pacific Gas & Electric Co.
             7.25% due 03/01/26...................       221
     200    PacifiCorp
             6.12% due 01/15/06...................       187
     125    Public Service Electric & Gas Co.
             7.00% due 09/01/24...................       112
                                                     -------
                                                       3,108
                                                     -------
            Total corporate notes.................   $27,283
                                                     =======

PRINCIPAL                                            MARKET
 AMOUNT                                               VALUE
---------                                            -------
FOREIGN/YANKEE BONDS & NOTES -- 12.4%
            FOREIGN CORPORATIONS -- 7.0%
 $   500    Bayerische Landesbank Girozentrale (NY)
            6.375% due 10/15/05...................   $   484
     900    British Sky Broadcasting Group
             8.20% due 07/15/09...................       834
   1,750    Deutsche Telekom International
             Finance AG
             8.25% due 06/15/30...................     1,791
     550    Enterprise Oil PLC
             6.50% due 05/01/05...................       527
     100    Gulf Canada Resources Ltd.
             8.25% due 03/15/17...................       101
     200    Gulf Canada Resources Ltd.
             8.375% due 11/15/05..................       203
     400    Koninklijke KPN N.V.
             8.00% due 10/01/10...................       393
   1,350    Marconi PLC
             8.375% due 09/15/30..................     1,286
     400    Placer Dome, Inc.
             7.125% due 05/15/03..................       391
     600    Placer Dome, Inc.
             7.125% due 06/15/07..................       563
     200    Rogers Cablesystems, Inc.
             10.125% due 09/01/12.................       209
     420    Shaw Communications, Inc.
             8.25% due 04/11/10...................       428
     250    Southern Investments UK PLC
             6.80% due 12/01/06...................       232
                                                     -------
                                                       7,442
                                                     -------
            FOREIGN GOVERNMENTS -- 5.4%
   2,820    Bundesobligation
             5.125% due 11/21/00..................     2,390
   3,560    France BTAN
             3.00% due 07/12/01...................     2,973
     200    Hydro-Quebec
             8.40% due 01/15/22...................       217
     200    Province of Quebec
             7.50% due 09/15/29...................       202
                                                     -------
                                                       5,782
                                                     -------
            Total foreign/yankee bonds & notes....   $13,224
                                                     =======

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                     MARKET
 SHARES                                              VALUE
---------                                            -------
PREFERRED STOCKS -- 0.2%
            ENERGY & SERVICES -- 0.2%
      11    Coastal Finance Corp..................   $   260
                                                     -------
            Total preferred stocks................   $   260
                                                     =======
PRINCIPAL
 AMOUNT
---------
U.S. TREASURIES & FEDERAL
AGENCIES -- 49.5%
            FEDERAL HOME LOAN BANK -- 0.2%
 $   250    7.688% due 02/20/07...................   $   234
                                                     -------
            FEDERAL HOME LOAN MORTGAGE
            ASSOCIATION -- 1.4%
   1,470    7.00% due 10/01/29....................     1,442
                                                     -------
            FEDERAL NATIONAL MORTGAGE
            ASSOCIATION -- 7.5%
   8,252    6.00% due 02/01/13 - 11/25/30.........     7,829
     217    6.50% due 09/01/28....................       209
                                                     -------
                                                       8,038
                                                     -------
            GOVERNMENT NATIONAL MORTGAGE
            ASSOCIATION -- 9.6%
  10,827    6.00% due 10/15/28 - 04/15/29.........    10,201
                                                     -------
            U.S. TREASURY BONDS -- 13.7%
     200    5.50% due 08/15/28....................       188
   1,500    5.625% due 05/15/08...................     1,479
   2,000    6.00% due 08/15/09....................     2,021
     200    6.125% due 11/15/27...................       204
     750    6.25% due 05/15/30....................       799
   1,400    6.375% due 08/15/27...................     1,477
   1,900    6.75% due 08/15/26....................     2,091
     685    6.875% due 08/15/25...................       763
     200    7.875% due 02/15/21...................       243
     480    8.75% due 05/15/20....................       630
     655    8.875% due 08/15/17...................       851
     900    10.375% due 11/15/09..................     1,039
   1,000    10.625% due 08/15/15..................     1,449
     420    11.875% due 11/15/03..................       488
     680    13.875% due 05/15/11..................       929
                                                     -------
                                                      14,651
                                                     -------
            U.S. TREASURY INFLATION-INDEXED
            SECURITIES -- 7.2%
     491    3.375% due 01/15/07...................       478
   5,150    3.625% due 07/15/02 - 01/15/08........     5,106
   1,051    3.875% due 04/15/29...................     1,055
   1,026    4.25% due 01/15/10....................     1,058
                                                     -------
                                                       7,697
                                                     -------

PRINCIPAL                                            MARKET
 AMOUNT                                               VALUE
---------                                            -------
            U.S. TREASURY NOTES -- 9.9%
 $ 2,570    5.875% due 11/15/04...................   $ 2,571
     500    6.00% due 09/30/02....................       500
   2,800    6.125% due 12/31/01...................     2,796
     860    6.50% due 10/15/06....................       887
   3,700    6.75% due 05/15/05....................     3,836
                                                     -------
                                                      10,590
                                                     -------
            Total U.S. treasuries & federal
             agencies.............................   $52,853
                                                     =======

SHORT-TERM SECURITIES -- 11.1%
            REPURCHASE AGREEMENT -- 11.1%
 11,897     Joint Repurchase Agreement
            (See Note 2(f))
            6.54% due 11/01/00....................   $11,897
                                                     -------
            Total short-term securities...........   $11,897
                                                     =======

DIVERSIFICATION OF NET ASSETS:
Total asset-backed securities (cost
  $1,966)...............................     1.8%  $  1,897
Total collateralized mortgage-backed
  securities (cost $541)................     0.5        539
Total corporate notes (cost $27,880)....    25.6     27,283
Total foreign/yankee bonds & notes
  (cost $13,566)........................    12.4     13,224
Total preferred stocks (cost $246)......     0.2        260
Total U.S. treasuries & federal agencies
  (cost $52,330)........................    49.5     52,853
Total short-term securities (cost
  $11,897 ).............................    11.1     11,897
                                           -----   --------
Total investment in securities
  (total cost $108,426).................   101.1    107,953
Cash, receivables and other assets......     5.1      5,452
Security lending collateral.............     2.6      2,738
Payable for securities purchased........    (6.1)    (6,572)
Payable for Fund shares redeemed........    (0.1)      (121)
Security lending collateral payable to
  brokers...............................    (2.6)    (2,738)
Other liabilities.......................    (0.0)        (5)
                                           -----   --------
Net assets..............................   100.0%  $106,707
                                           =====   ========

 THE HARTFORD BOND INCOME STRATEGY FUND
 STATEMENT OF NET ASSETS -- (CONTINUED)
 OCTOBER 31, 2000
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                   MARKET
                                                   VALUE
                                                  --------
SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000 shares authorized; 10,510 shares
  outstanding..................................   $     11
Paid-in surplus................................    111,075
Accumulated undistributed net investment
  income.......................................        119
Distribution in excess of net realized income
  on investments...............................     (4,033)
Unrealized depreciation of investments.........       (473)
Unrealized appreciation of futures contracts
  sec..........................................         33
Unrealized depreciation of other assets and
  liabilities in foreign currencies............        (25)
                                                  --------
Net assets.....................................   $106,707
                                                  ========

Class A
  Net asset value per share ($37,290 / 3,678 shares
    outstanding) (125,000 shares authorized).......  $10.14
                                                     ======
  Maximum offering price per share ($10.14 /
    95.5%).........................................  $10.62
                                                     ======
Class B
  Net asset value and maximum offering price per
    share ($22,197 / 2,198 shares outstanding)
    (75,000 shares authorized).....................  $10.10
                                                     ======
Class C
  Net asset value per share ($16,886 / 1,666 shares
    outstanding) (50,000 shares authorized)........  $10.14
                                                     ======
  Maximum offering price per share ($10.14 /
    99.0%).........................................  $10.24
                                                     ======
Class Y
  Net asset value and maximum offering price per
    share ($30,334 / 2,968 shares outstanding)
    (50,000 shares authorized).....................  $10.22
                                                     ======

@ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2000, the market value of these securities amounted to $1,701 or 1.6% of net assets.

 sec. The Fund had 4 U.S. 5 year U.S. Treasury Notes December 2000 Index Futures contracts open and 26 U.S. 10 year U.S. Treasury Notes December 2000 Index Futures contracts open as of October 31, 2000. These contracts had a value of $3,021 as of October 31, 2000 and were collateralized by 100 U.S. Treasury Bonds 11.875% due 11/15/03.

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD MONEY MARKET FUND
 STATEMENT OF NET ASSETS
 OCTOBER 31, 2000
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                            MARKET
 AMOUNT                                               VALUE
---------                                            -------
COMMERCIAL PAPER -- 78.3%
 $2,000     Abbey National North America PLC
             6.47% due 02/20/01...................   $ 1,960
  2,000     American Express Credit Corp.
             6.48% due 11/20/00...................     1,993
  1,120     ANZ (Delware), Inc.
             6.51% due 11/28/00...................     1,115
  2,000     Bemis Co., Inc.
             6.48% due 11/10/00...................     1,997
  2,000     Bradford & Bingley Building
             6.60% due 01/08/01...................     1,975
  2,000     CAFCO
             6.50% due 11/08/00...................     1,997
  1,000     Christiania Capital Corp.
             6.605% due 01/18/01..................       986
  1,010     CIESCO L.P.
             6.49% due 12/04/00...................     1,004
  1,000     CIESCO L.P.
             6.53% due 01/10/01...................       987
  1,600     DaimlerChrysler North America Holding
             Corp.
             6.55% due 11/15/00...................     1,596
  1,000     du Pont (E.I.) de Nemours & Co.
             6.45% due 02/12/01...................       982
  1,000     du Pont (E.I.) de Nemours & Co.
             6.49% due 12/18/00...................       992
    902     Emerson Electric Co.
             6.46% due 11/21/00...................       899
  1,110     Emerson Electric Co.
             6.47% due 12/14/00...................     1,101
  1,000     ForeningsSparbanken AB (Swedbank)
             6.19% due 11/28/00...................       995
    925     ForeningsSparbanken AB (Swedbank)
             6.57% due 01/19/01...................       912
  1,800     Gannett Co., Inc.
             6.51% due 11/08/00...................     1,798
  1,000     General Electric Capital Corp.
             6.46% due 12/18/00...................       992
  1,000     General Electric Capital Corp.
             6.47% due 03/19/01...................       975
  1,000     General Motors Acceptance Corp.
             6.50% due 11/15/00...................       997
  1,070     General Motors Acceptance Corp.
             6.53% due 11/27/00...................     1,065
  2,000     Gillette Co. (The)
             6.45% due 12/11/00...................     1,986
  1,000     Goldman Sachs Group, Inc. (The)
             6.52% due 02/13/01...................       981
  2,000     Halifax PLC
             6.46% due 03/01/01...................     1,957
  2,000     Honeywell International, Inc.
             6.45% due 03/05/01...................     1,956
  2,000     International Lease Finance Corp.
             6.45% due 02/15/01...................     1,962
  2,000     KFW International Finance
             6.49% due 01/25/01...................     1,969

PRINCIPAL                                            MARKET
 AMOUNT                                               VALUE
---------                                            -------
 $1,000     Market Street Funding Corp.
             6.49% due 12/12/00...................   $   993
  2,000     Merita Bank North America, Inc.
             6.14% due 12/04/00...................     1,989
  2,000     Merrill Lynch & Co., Inc.
             6.45% due 03/27/01...................     1,948
  1,000     Morgan Stanley Dean Witter & Co.
             6.48% due 11/13/00...................       998
  2,000     Motorola, Inc.
             6.53% due 12/11/00...................     1,985
  2,000     National Rural Utilities Cooperative
             Finance Corp.
             6.48% due 11/16/00...................     1,995
  2,000     Old Line Funding Corp.
             6.48% due 12/15/00...................     1,984
  1,900     Procter & Gamble Co. (The)
             6.47% due 11/29/00...................     1,890
  2,000     Salomon Smith Barney
             6.48% due 12/04/00...................     1,988
  1,000     Stanley Works
             6.49% due 11/15/00...................       997
  1,000     Toyota Motor Credit Corp.
             6.50% due 01/23/01...................       985
  1,000     Triple A One Funding
             6.51% due 11/07/00...................       999
  1,000     Triple A One Funding
             6.55% due 01/09/01...................       987
  2,000     Verizon Global
             6.50% due 12/19/00...................     1,983
  2,000     Wal-Mart Stores, Inc.
             6.46% due 11/21/00...................     1,993
  2,000     Washington Post Co. (The)
             6.391% due 04/16/01..................     1,941
  1,000     Wood Street Funding Corp.
             6.50% due 11/21/00...................       995
  1,000     Wood Street Funding Corp.
             6.52% due 11/01/00...................     1,000
                                                     -------
            Total commercial paper................   $65,779
                                                     =======
CORPORATE NOTES -- 11.9%
  2,000     First Union National Bank
             6.80% due 02/22/01...................   $ 2,000
  1,000     Fleet Financial Group, Inc.
             6.557% due 03/13/01..................     1,000
  1,000     Fleet National Bank
             6.80% due 03/27/01...................     1,000
 @1,000     Goldman Sachs Group, Inc. (The)
             7.228% due 01/16/01..................     1,001
  2,000     Key Bank N.A.
             6.63% due 05/25/01...................     2,000
  2,000     Nationsbank Corp.
             5.75% due 03/15/01...................     1,993
1,000..     Toyota Motor Credit Corp.
             6.021% due 01/09/01..................     1,000
                                                     -------
            Total corporate notes.................   $ 9,994
                                                     =======

 THE HARTFORD MONEY MARKET FUND
 STATEMENT OF NET ASSETS -- (CONTINUED)
 OCTOBER 31, 2000
--------------------------------------------------------------------------------

PRINCIPAL                                            MARKET
 AMOUNT                                               VALUE
---------                                            -------
 REPURCHASE AGREEMENT -- 10.9%
 $9,200     Joint Repurchase Agreement
             (See Note 2 (f))
             6.54% due 11/01/00...................   $ 9,200
                                                     -------
            Total repurchase agreement............   $ 9,200
                                                     =======

DIVERSIFICATION OF NET ASSETS:
Total commercial paper (cost $65,779)...     78.3%  $65,779
Total corporate notes (cost $9,994).....     11.9     9,994
Total short-term securities (cost
  $9,200)...............................     10.9     9,200
                                           ------   -------
Total investment in securities
  (total cost $84,973)..................    101.1    84,973
Cash, receivables and other assets......      4.8     4,119
Payable for Fund shares redeemed........     (5.4)   (4,631)
Payable for dividends...................     (0.5)     (386)
Other liabilities.......................     (0.0)      (37)
                                           ------   -------
Net assets..............................    100.0%  $84,038
                                           ======   =======

                                                   MARKET
                                                    VALUE
                                                   -------
SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  800,000 shares authorized; 84,038 shares
  outstanding...................................   $    84
Paid-in surplus.................................    83,954
                                                   -------
Net assets......................................   $84,038
                                                   =======

                                                   MARKET
                                                    VALUE
                                                   -------
Class A
  Shares of benefical interest outstanding,
    $0.001 par value, 400,000 shares authorized
    (Net assets $43,897)........................
                                                    43,897
                                                   =======
  Net asset value and maximum offering price per
    share.......................................
                                                     $1.00
                                                   =======
Class B
  Shares of benefical interest outstanding,
    $0.001 par value, 200,000 shares authorized
    (Net assets $14,974)........................
                                                    14,974
                                                   =======
  Net asset value and maximum offering price per
    share.......................................
                                                     $1.00
                                                   =======
Class C
  Shares of benefical interest outstanding,
    $0.001 par value, 100,000 shares authorized
    (Net assets $6,842).........................
                                                     6,842
                                                   =======
  Net asset value and offering price per
    share.......................................
                                                     $1.00
                                                   =======
  Maximum offering price per share
    ($1.00 / 99.0%).............................
                                                     $1.01
                                                   =======
Class Y
  Shares of benefical interest outstanding,
    $0.001 par value, 100,000 shares authorized
    (Net assets $18,325)........................
                                                    18,325
                                                   =======
  Net asset value and maximum offering price per
    share.......................................
                                                     $1.00
                                                   =======

@ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2000, the market value of these securities amounted to $1,001 or 1.2% of net assets.

The accompanying notes are an integral part of this financial statement.

                      (This page intentionally left blank)

 THE HARTFORD MUTUAL FUNDS, INC.
 STATEMENT OF OPERATIONS
 FOR THE PERIOD ENDED OCTOBER 31, 2000*
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                      THE HARTFORD                   THE HARTFORD
                                                      THE HARTFORD       GLOBAL      THE HARTFORD      CAPITAL      THE HARTFORD
                                                      GLOBAL HEALTH    TECHNOLOGY    SMALL COMPANY   APPRECIATION      MIDCAP
                                                          FUND*          FUND*           FUND            FUND           FUND
                                                      -------------   ------------   -------------   ------------   ------------
INVESTMENT INCOME:
  Dividends.........................................     $   253        $     13       $    511        $ 10,958       $  1,336
  Interest..........................................          89              57          1,521           5,210          1,295
  Securities lending................................           7               4             12             207             67
  Less: Foreign tax withheld........................         (16)             --             --            (170)           (22)
                                                         -------        --------       --------        --------       --------
    Total investment income (loss), net.............         333              74          2,044          16,205          2,676
                                                         -------        --------       --------        --------       --------
EXPENSES:
  Investment advisory fees..........................         254             259          2,385          13,181          3,525
  Transfer agent fees...............................          54              60            549           3,813            834
  Distribution fees
    Class A.........................................          47              43            450           3,199            706
    Class B.........................................          47              54            563           6,076            881
    Class C.........................................          66              72            558           3,114          1,007
  Custodian fees, gross.............................           9              13             17             119             15
  Custodian fees expense offset.....................          (4)             (2)            (9)            (63)           (10)
  Accounting services...............................           4               4             42             285             63
  Registration and filing fees......................          27              29            100             632            232
  Board of Directors fees...........................          --              --              2              11              2
  Amortization of deferred organizational costs.....          --              --             12              --             --
  Other expenses....................................           6               7             62             422             90
                                                         -------        --------       --------        --------       --------
    Total expenses, (before reimbursements and
      waivers)......................................         510             539          4,731          30,789          7,345
  Expense reimbursements............................          (9)            (21)           (13)             --             (2)
  Class A distribution fees waived..................          (7)             (6)           (64)           (457)          (101)
                                                         -------        --------       --------        --------       --------
  Total expenses, net...............................         494             512          4,654          30,332          7,242
                                                         -------        --------       --------        --------       --------
  Net investment income (loss)......................        (161)           (438)        (2,610)        (14,127)        (4,566)
                                                         -------        --------       --------        --------       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss) on investments...........       3,865             142          8,657         347,612         77,047
  Net realized gain (loss) on forward foreign
    currency contracts..............................          (3)             --              7           1,822             --
  Net realized gain (loss) on option contracts......          --              --             --              --             --
  Net realized gain (loss) on futures contracts.....          --              --             --              --             --
  Net realized gain (loss) on foreign currency
    transactions....................................          (2)             --             (6)         (1,385)             3
  Net unrealized appreciation (depreciation) of
    investments.....................................      11,139          (9,818)       (42,407)       (153,115)        42,958
  Net unrealized appreciation (depreciation) of
    futures contracts...............................          --              --             --              --             --
  Net unrealized appreciation (depreciation) of
    foreign forward currency contracts..............          --              --             --             129             --
  Net unrealized appreciation (depreciation) on
    translation of other assets and liabilities in
    foreign currencies..............................          (3)             --             --             (10)            --
                                                         -------        --------       --------        --------       --------
  Net realized and unrealized gain (loss) on
    investments.....................................      14,996          (9,676)       (33,749)        195,053        120,008
                                                         -------        --------       --------        --------       --------
  Net increase (decrease) in net assets resulting
    from operations.................................     $14,835        $(10,114)      $(36,359)       $180,926       $115,442
                                                         =======        ========       ========        ========       ========

* Results are for the period January 1, 2000, through October 31, 2000, except for The Hartford Global Health Fund and The Hartford Global Technology Fund which are for the period May 1, 2000, through October 31, 2000. (See Note 2(n))

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

    THE HARTFORD
    INTERNATIONAL    THE HARTFORD                   THE HARTFORD   THE HARTFORD                   THE HARTFORD   THE HARTFORD
    OPPORTUNITIES   GLOBAL LEADERS   THE HARTFORD    GROWTH AND    DIVIDEND AND   THE HARTFORD     HIGH YIELD     BOND INCOME
        FUND             FUND         STOCK FUND    INCOME FUND    GROWTH FUND    ADVISERS FUND       FUND       STRATEGY FUND
    -------------   --------------   ------------   ------------   ------------   -------------   ------------   -------------
      $  2,157         $  3,006       $  12,886       $  1,709       $ 7,740        $  7,741        $    37         $    17
           957            1,421           4,186            466         1,088          37,179          3,126           6,110
            13               66              65              9             7              89             --               1
          (255)            (269)            (50)            --           (62)            (36)            --              --
      --------         --------       ---------       --------       -------        --------        -------         -------
         2,872            4,224          17,087          2,184         8,773          44,973          3,163           6,128
      --------         --------       ---------       --------       -------        --------        -------         -------
         1,112            2,526          11,108          1,445         2,763           9,925            240             560
           255              626           3,205            356           720           2,862             63             139
           242              533           2,687            399           743           2,287             58             113
           215              479           4,414            262           951           4,931             61             176
           203              905           3,450            402           435           3,145             72             125
           138              131              11             10             9              15              5               9
            (3)             (33)             (4)            (1)           (1)             (7)            (1)             --
            20               45             237             27            55             227              5              13
            46              160             495             87            90             402             10              18
             1                2               9              1             2               9             --              --
            12               --              12             --            --              --             --              12
            29               66             352             39            81             336              7              20
      --------         --------       ---------       --------       -------        --------        -------         -------
         2,270            5,440          25,976          3,027         5,848          24,132            520           1,185
            --               --              --             --            --              --             --              --
           (35)             (76)           (384)           (57)         (106)           (327)            (8)            (16)
      --------         --------       ---------       --------       -------        --------        -------         -------
         2,235            5,364          25,592          2,970         5,742          23,805            512           1,169
      --------         --------       ---------       --------       -------        --------        -------         -------
           637           (1,140)         (8,505)          (786)        3,031          21,168          2,651           4,959
      --------         --------       ---------       --------       -------        --------        -------         -------
         6,674           (2,863)        110,545         11,838        20,191          75,976         (1,651)         (2,161)
          (440)            (506)             --             --            18              --            (10)            141
            --               --              --             --             4              --             --              --
           168               --              --             32            --              --             --              94
          (172)             406               1             --           (24)              1              3            (117)
       (32,776)         (29,126)       (110,409)       (11,112)        6,815         (57,430)        (1,262)          3,853
          (403)              --              --            138            --              --             --              64
             7               24              --             --            --              --             --              --
           (36)             (32)             --             --            (1)             --             (8)            (25)
      --------         --------       ---------       --------       -------        --------        -------         -------
       (26,978)         (32,097)            137            896        27,003          18,547         (2,928)          1,849
      --------         --------       ---------       --------       -------        --------        -------         -------
      $(26,341)        $(33,237)      $  (8,368)      $    110       $30,034        $ 39,715        $  (277)        $ 6,808
      ========         ========       =========       ========       =======        ========        =======         =======


     THE HARTFORD
     MONEY MARKET
         FUND
     ------------
        $   --
         4,227
            --
            --
        ------
         4,227
        ------
           333
           151
           123
           135
            70
             4
            --
            10
            17
            --
            12
            15
        ------
           870
           (92)
           (18)
        ------
           760
        ------
         3,467
        ------
            (1)
            --
            --
            --
            --
            --
            --
            --
            --
        ------
            (1)
        ------
        $3,466
        ======

 THE HARTFORD MUTUAL FUNDS, INC.
 STATEMENT OF CHANGES IN NET ASSETS
 FOR THE PERIOD ENDED OCTOBER 31, 2000*
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 THE HARTFORD                     THE HARTFORD
                                                 THE HARTFORD       GLOBAL      THE HARTFORD         CAPITAL
                                                 GLOBAL HEALTH    TECHNOLOGY    SMALL COMPANY     APPRECIATION      THE HARTFORD
                                                     FUND*          FUND*           FUND              FUND          MIDCAP FUND
                                                 -------------   ------------   -------------   -----------------   ------------
OPERATIONS:
  Net investment income (loss).................     $  (161)       $   (438)      $ (2,610)        $  (14,127)        $ (4,566)
  Net realized gain (loss) on investments......       3,860             142          8,658            348,049           77,050
  Net unrealized appreciation (depreciation) of
    investments................................      11,136          (9,818)       (42,407)          (152,996)          42,958
                                                    -------        --------       --------         ----------         --------
  Net increase (decrease) in net assets
    resulting from operations..................      14,835         (10,114)       (36,359)           180,926          115,442
                                                    -------        --------       --------         ----------         --------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A....................................          --              --             --                 --               --
    Class B....................................          --              --             --                 --               --
    Class C....................................          --              --             --                 --               --
    Class Y....................................          --              --             --                 --               --
  From net realized gain on investments
    Class A....................................          --              --         (7,133)           (55,488)          (8,249)
    Class B....................................          --              --         (3,189)           (37,768)          (3,683)
    Class C....................................          --              --         (3,275)           (20,538)          (4,227)
    Class Y....................................          --              --         (2,104)            (3,920)          (1,322)
                                                    -------        --------       --------         ----------         --------
    Total distributions........................          --              --        (15,701)          (117,714)         (17,481)
                                                    -------        --------       --------         ----------         --------
CAPITAL SHARE TRANSACTIONS:
    Class A....................................      37,134          37,616         77,944            476,289          259,600
    Class B....................................      17,878          17,997         28,894            236,605          115,438
    Class C....................................      23,007          24,469         51,080            299,735          147,319
    Class Y....................................       1,974           5,241         13,162             21,346           36,703
                                                    -------        --------       --------         ----------         --------
  Net increase (decrease) from capital share
    transactions...............................      79,993          85,323        171,080          1,033,975          559,060
                                                    -------        --------       --------         ----------         --------
  Net increase (decrease) in net assets........      94,828          75,209        119,020          1,097,187          657,021
NET ASSETS:
  Beginning of period..........................          --              --        240,125          1,623,012          234,803
                                                    -------        --------       --------         ----------         --------
  End of period................................     $94,828        $ 75,209       $359,145         $2,720,199         $891,824
                                                    =======        ========       ========         ==========         ========
  Accumulated undistributed net investment
    income (Distribution in excess of net
    investment income).........................     $    --        $     --       $     --         $       --         $     --
                                                    =======        ========       ========         ==========         ========

* Results are for the period January 1, 2000, through October 31, 2000, except for The Hartford Global Health Fund and The Hartford Global Technology Fund which are for the period May 1, 2000, through October 31, 2000. (See Note 2(n))

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

    THE HARTFORD
    INTERNATIONAL    THE HARTFORD                   THE HARTFORD   THE HARTFORD                   THE HARTFORD   THE HARTFORD
    OPPORTUNITIES   GLOBAL LEADERS   THE HARTFORD    GROWTH AND    DIVIDEND AND   THE HARTFORD     HIGH YIELD     BOND INCOME
        FUND             FUND         STOCK FUND    INCOME FUND    GROWTH FUND    ADVISERS FUND       FUND       STRATEGY FUND
    -------------   --------------   ------------   ------------   ------------   -------------   ------------   -------------
    63$7.......        $ (1,140)      $   (8,505)     $   (786)      $  3,031      $   21,168       $ 2,651        $  4,959
    6,230.....           (2,963)         110,546        11,870         20,189          75,977        (1,658)         (2,043)
       (33,208)..       (29,134)        (110,409)      (10,974)         6,814         (57,430)       (1,270)          3,892
      --------         --------       ----------      --------       --------      ----------       -------        --------
       (26,341)..       (33,237)          (8,368)          110         30,034          39,715          (277)          6,808
      --------         --------       ----------      --------       --------      ----------       -------        --------
           (32)..            --               --            --         (1,886)        (10,080)       (1,415)         (1,883)
            (6)..            --               --            --           (250)         (4,464)         (468)           (899)
            (8)..            --               --            --           (149)         (2,913)         (559)           (634)
           (10)..            --               --            --           (195)           (936)         (168)         (1,424)
          (306)..        (1,002)          (8,436)       (1,200)        (1,160)         (7,469)           --              --
           (96)..          (329)          (4,942)         (278)          (517)         (5,679)           --              --
           (96)..          (619)          (3,998)         (432)          (249)         (3,636)           --              --
           (84)..           (40)            (286)           (4)           (96)           (605)           --              --
      --------         --------       ----------      --------       --------      ----------       -------        --------
          (638)..        (1,990)         (17,662)       (1,914)        (4,502)        (35,782)       (2,610)         (4,840)
      --------         --------       ----------      --------       --------      ----------       -------        --------
    40,089....          188,869          325,161       123,307         37,504         198,946         7,245         (20,657)
    7,583.....           56,939          124,764        21,060         (8,746)         75,441         1,039             323
    17,906....          110,799          194,679        34,984         17,270         107,885         1,628          (1,528)
    914.......            6,176            1,140            12         (2,293)         (3,499)          819           1,651
      --------         --------       ----------      --------       --------      ----------       -------        --------
    66,492....          362,783          645,744       179,363         43,735         378,773        10,731         (20,211)
      --------         --------       ----------      --------       --------      ----------       -------        --------
    39,513....          327,556          619,714       177,559         69,267         382,706         7,844         (18,243)
    125,034...          156,655        1,551,777       124,883        430,516       1,640,238        35,788         124,950
      --------         --------       ----------      --------       --------      ----------       -------        --------
    16$4,547...        $484,211       $2,171,491      $302,442       $499,783      $2,022,944       $43,632        $106,707
      ========         ========       ==========      ========       ========      ==========       =======        ========
      $    (51)..      $   (109)      $       --      $   (138)      $    363      $    3,044       $    66        $    119
      ========         ========       ==========      ========       ========      ==========       =======        ========


     THE HARTFORD
        MONEY
     MARKET FUND
     ------------
      $   3,467
             (1)
             --
      ---------
          3,466
      ---------
         (1,285)
           (405)
           (204)
           (528)
           (595)
           (213)
           (118)
           (119)
      ---------
         (3,467)
      ---------
           (766)
        (10,787)
         (3,062)
          9,373
      ---------
         (5,242)
      ---------
         (5,243)
         89,281
      ---------
      $  84,038
      =========
      $      --
      =========

 THE HARTFORD MUTUAL FUNDS, INC.
 STATEMENT OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1999
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                          THE HARTFORD     THE HARTFORD                        THE HARTFORD
                                                             SMALL            CAPITAL        THE HARTFORD     INTERNATIONAL
                                                          COMPANY FUND   APPRECIATION FUND   MIDCAP FUND    OPPORTUNITIES FUND
                                                          ------------   -----------------   ------------   ------------------
OPERATIONS:
  Net investment income (loss)..........................    $ (1,225)       $   (8,514)        $   (939)         $    408
  Net realized gain (loss)..............................      32,432           220,245           22,597             8,592
  Net unrealized appreciation (depreciation) of
    investments.........................................      42,030           338,188           30,403            20,928
                                                            --------        ----------         --------          --------
  Net increase (decrease) in net assets resulting from
    operations..........................................      73,237           549,919           52,061            29,928
                                                            --------        ----------         --------          --------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.............................................          --                --               --              (559)
    Class B.............................................          --                --               --               (85)
    Class C.............................................          --                --               --               (88)
    Class Y.............................................          --                --               --              (270)
  From net realized gain on investments
    Class A.............................................      (5,265)          (39,852)          (2,912)           (2,812)
    Class B.............................................      (2,704)          (30,193)          (1,226)           (1,048)
    Class C.............................................      (1,538)           (7,468)          (1,011)             (535)
    Class Y.............................................      (1,966)           (3,099)            (507)           (1,244)
                                                            --------        ----------         --------          --------
    Total distributions.................................     (11,473)          (80,612)          (5,656)           (6,641)
                                                            --------        ----------         --------          --------
CAPITAL SHARE TRANSACTIONS:
    Class A.............................................      42,873           194,441           69,285            19,101
    Class B.............................................      20,782           104,187           32,020             6,749
    Class C.............................................      27,087           138,335           39,377            10,298
    Class Y.............................................      15,882            18,103           10,191             9,578
                                                            --------        ----------         --------          --------
  Net increase from capital share transactions..........     106,624           455,066          150,873            45,726
                                                            --------        ----------         --------          --------
  Net increase in net assets............................     168,388           924,373          197,278            69,013
NET ASSETS:
  Beginning of year.....................................      71,737           698,639           37,525            56,021
                                                            --------        ----------         --------          --------
  End of year...........................................    $240,125        $1,623,012         $234,803          $125,034
                                                            ========        ==========         ========          ========
  Accumulated undistributed net investment income
    (Distribution in excess of net investment income)...    $     --        $     (591)        $     --          $   (311)
                                                            ========        ==========         ========          ========

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

     THE HARTFORD                   THE HARTFORD   THE HARTFORD                   THE HARTFORD   THE HARTFORD    THE HARTFORD
    GLOBAL LEADERS   THE HARTFORD    GROWTH AND    DIVIDEND AND   THE HARTFORD     HIGH YIELD     BOND INCOME       MONEY
         FUND         STOCK FUND    INCOME FUND    GROWTH FUND    ADVISERS FUND       FUND       STRATEGY FUND   MARKET FUND
    --------------   ------------   ------------   ------------   -------------   ------------   -------------   ------------
       $   (178)..    $   (3,764)     $   (138)      $  2,673      $   16,388       $ 2,026        $  5,608        $ 2,938
    2,266......           46,125         2,742         10,148          43,410          (191)         (2,196)            (1)
    28,235.....          159,952        10,682          2,925          77,987        (1,183)         (5,949)             0
       --------       ----------      --------       --------      ----------       -------        --------        -------
    30,323.....          202,312        13,286         15,746         137,785           652          (2,536)         2,937
       --------       ----------      --------       --------      ----------       -------        --------        -------
    --.........               --            --         (2,218)         (8,483)       (1,064)         (2,844)        (1,708)
    --.........               --            --           (382)         (4,171)         (343)           (919)          (666)
    --.........               --            --           (136)         (2,284)         (431)           (572)          (186)
    --.........               --            --           (292)         (1,152)         (175)         (1,089)          (377)
           (331)..       (11,670)         (404)        (4,807)        (11,395)           --            (106)            --
            (91)..        (7,680)         (116)        (2,531)         (9,401)           --             (40)            --
           (124)..        (4,544)         (173)          (747)         (5,104)           --             (23)            --
            (22)..          (315)           (3)          (474)         (1,207)           --             (30)            --
       --------       ----------      --------       --------      ----------       -------        --------        -------
           (568)..       (24,209)         (696)       (11,587)        (43,197)       (2,013)         (5,623)        (2,937)
       --------       ----------      --------       --------      ----------       -------        --------        -------
    63,896.....          393,154        56,058         57,118         335,483         9,630          14,565         15,239
    19,489.....          220,770        14,712         12,180         285,273         5,357           6,302         13,826
    35,320.....          241,716        22,738         33,237         252,748         6,629          13,685          8,701
    3,029......           20,645            15          6,203           4,954         1,392          18,457          3,632
       --------       ----------      --------       --------      ----------       -------        --------        -------
    121,734....          876,285        93,523        108,738         878,458        23,008          53,009         41,398
       --------       ----------      --------       --------      ----------       -------        --------        -------
    151,489....        1,054,388       106,113        112,897         973,046        21,647          44,850         41,398
    5,166......          497,389        18,770        317,619         667,192        14,141          80,100         47,883
       --------       ----------      --------       --------      ----------       -------        --------        -------
    156$,655....      $1,551,777      $124,883       $430,516      $1,640,238       $35,788        $124,950        $89,281
       ========       ==========      ========       ========      ==========       =======        ========        =======
       $    (30)..    $       --      $     --       $   (179)     $      279       $    46        $    245        $    --
       ========       ==========      ========       ========      ==========       =======        ========        =======

 THE HARTFORD MUTUAL FUNDS, INC.
 NOTES TO FINANCIAL STATEMENTS
 OCTOBER 31, 2000
 ($000 OMITTED)
--------------------------------------------------------------------------------

1.   ORGANIZATION:
     The Hartford Mutual Funds, Inc. (the Company) is an open-end management investment company comprised of seventeen portfolios (each a "Fund" or together the "Funds"). The Funds included in these financial statements are The Hartford Global Health Fund, The Hartford Global Technology Fund, The Hartford Small Company Fund, The Hartford Capital Appreciation Fund, The Hartford MidCap Fund, The Hartford International Opportunities Fund, The Hartford Global Leaders Fund, The Hartford Stock Fund, The Hartford Growth and Income Fund, The Hartford Dividend and Growth Fund, The Hartford Advisers Fund, The Hartford High Yield Fund, The Hartford Bond Income Strategy Fund and The Hartford Money Market Fund. The Company was organized under the laws of the State of Maryland and was registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company, except for The Hartford Global Health Fund and The Hartford Global Technology Fund which are non-diversified.

     The Funds and their investment objectives are listed below:

    The Hartford Global Health Fund                     --   Seeks long-term capital appreciation by investing
      (Global Health Fund)                                   at least 80% of its total assets in the equity
                                                             securities of health care companies worldwide.
    The Hartford Global Technology Fund                 --   Seeks long-term capital appreciation by investing
      (Global Technology Fund)                               at least 80% of its total assets in the equity
                                                             securities of technology companies worldwide.
    The Hartford Small Company Fund                     --   Seeks maximum capital appreciation by investing at
      (Small Company Fund)                                   least 65% of its total assets in common stocks of
                                                             companies with market capitalization within the
                                                             range represented by the Russell 2000 Index.
    The Hartford Capital Appreciation Fund              --   Seeks maximum capital appreciation by investing in
      (Capital Appreciation Fund)                            stocks of small, medium and large companies.
    The Hartford MidCap Fund                            --   Seeks to achieve long-term capital growth through
      (MidCap Fund)                                          capital appreciation by investing primarily in
                                                             equity securities.
    The Hartford International Opportunities Fund       --   Seeks growth of capital by investing primarily in
      (International Opportunities Fund)                     equity securities issued by non-U.S. companies.
    The Hartford Global Leaders Fund                    --   Seeks growth of capital by investing primarily in
      (Global Leaders Fund)                                  high-quality U.S. and non-U.S. companies.
    The Hartford Stock Fund                             --   Seeks long-term growth of capital with income as a
      (Stock Fund)                                           secondary consideration by investing primarily in
                                                             equity securities.
    The Hartford Growth and Income Fund                 --   Seeks growth of capital and current income by
      (Growth and Income Fund)                               investing primarily in equity securities with
                                                             earnings growth potential and steady or rising
                                                             dividends.
    The Hartford Dividend and Growth Fund               --   Seeks a high level of current income consistent
      (Dividend and Growth Fund)                             with growth of capital by investing primarily in
                                                             equity securities.
    The Hartford Advisers Fund                          --   Seeks maximum long-term total rate of return by
      (Advisers Fund)                                        investing in common stocks and other equity
                                                             securities, bonds and other debt securities and
                                                             money market instruments.
    The Hartford High Yield Fund                        --   Seeks high current income, growth of capital is a
      (High Yield Fund)                                      secondary objective.

--------------------------------------------------------------------------------

    The Hartford Bond Income Strategy Fund              --   Seeks a high level of current income consistent
      (Bond Income Strategy Fund)                            with a competitive total return, as compared to
                                                             bond funds with similar investment objectives and
                                                             policies, by investing primarily in debt
                                                             securities.
    The Hartford Money Market Fund                      --   Seeks maximum current income consistent with
      (Money Market Fund)                                    liquidity and preservation of capital.

     Each Fund is divided into Class A, Class B, Class C and Class Y shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Class B shares are sold with a contingent deferred sales charge which is assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price, and declines from 5.00% to zero depending on the period of time the shares are held. Class C Shares are sold with a front-end sales charge of up to 1% and a contingent deferred sales charge of up to 1%. Class Y shares are sold to certain eligible institutional investors without a sales charge. All classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, except that each class may have different expenses, which may affect performance.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies of the Funds, which are in accordance with generally accepted accounting principles in the investment company industry:

     a) Security Transactions--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

     b) Security Valuation--Equity securities are valued at the last sales price reported on the principal securities exchange on which such securities are traded (domestic or foreign) or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued. If no sale took place on a particular day then such securities are valued at the mean between the bid and asked prices. The difference between cost and market value for debt and equity securities is recorded in the Statement of Operations and accumulated in shareholders equity.

         Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Mortgage securities are valued at the bid price. Short-term securities held in the Money Market Fund are valued at amortized cost or original cost plus accrued interest receivable, both of which approximate market value. In the remaining Funds, short-term investments with a maturity of 60 days or less when purchased are valued at amortized cost, which approximates market value. Short-term investments purchased with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity becomes less than 61 days. From such time until maturity, the investments are valued at amortized cost.

         Securities quoted in foreign currencies are translated into U.S. dollars at the exchange rates at the end of each business day. Options are valued at the last sales price. If no sale took place on such day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available and all other assets are valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. (See Note 2(g))

     c) Foreign Currency Transactions--The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

         The Funds do not isolate that portion of portfolio security valuation resulting from fluctuations in foreign currency exchange rates on portfolio securities from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

 THE HARTFORD MUTUAL FUNDS, INC.
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 OCTOBER 31, 2000
 ($000 OMITTED)
--------------------------------------------------------------------------------

         Net realized and unrealized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

     d) Securities Lending--The Funds, except for the Money Market Fund, may lend their securities to certain qualified brokers who pay these Funds negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, these Funds may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. As of October 31, 2000, the market value of the securities loaned and the market value of the collateral were as follows:

                                                                      VALUE OF SECURITIES LOANED   VALUE OF COLLATERAL
                                                                      --------------------------   -------------------
        Global Health Fund..........................................           $  5,423                 $  5,560
        Global Technology Fund......................................              4,087                    4,347
        Small Company Fund..........................................             37,523                   38,772
        Capital Appreciation Fund...................................            168,943                  175,820
        MidCap Fund.................................................             94,355                   97,392
        International Opportunities Fund............................             10,993                   11,459
        Global Leaders Fund.........................................             33,988                   35,342
        Stock Fund..................................................            106,894                  109,634
        Growth and Income Fund......................................             20,970                   21,690
        Dividend and Growth Fund....................................             12,729                   12,993
        Advisers Fund...............................................            332,515                  343,337
        Bond Income Strategy Fund...................................              2,671                    2,738

     e) Joint Trading Account--Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may transfer uninvested cash balances into a joint trading account managed by The Hartford Investment Management Company (HIMCO) or Wellington Management Company LLP (Wellington). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

     f) Repurchase Agreements--A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Funds enter into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement and, in the case of repurchase agreements exceeding one day, the value of the underlying security(ies), including accrued interest, is required during the term of the agreement to be equal to or exceed the value of the repurchase agreement. Securities which serve to collateralize the repurchase agreement are held by each Fund's custodian in book entry or physical form in the custodial account of the Fund. Repurchase agreements are valued at cost plus accrued interest receivable. All repurchase agreements are executed through the Fund's custodian State Street Bank.

         The Global Health Fund, the Global Technology Fund, the Small Company Fund, the Capital Appreciation Fund, the MidCap Fund, the International Opportunities Fund, the Global Leaders Fund, the Stock Fund, the Growth and Income Fund, the Dividend and Growth Fund and the Advisers Fund together with other investment management companies having investment advisory agreements with Wellington have an interest in a $2,276,476 joint repurchase agreement dated 10/31/00 with State Street Bank, 6.551% due 11/01/00. This joint repurchase agreement is collateralized by $1,905,140 U.S. Treasury Bonds 6.875% - 13.25% due
         11/15/03 - 08/15/25,

--------------------------------------------------------------------------------

         $4,282 U.S. Treasury Notes 5.75% due 11/30/02 and $415,835 U.S.
         Treasury Strips 0.00% due 08/15/13 - 08/15/22. The maturity amounts are as follows:

                                                             MATURITY
                          FUND                                AMOUNT
---------------------------------------------------------  -------------
Global Health Fund.......................................    $  1,626
Global Technology Fund...................................       1,726
Small Company Fund.......................................      35,929
Capital Appreciation Fund................................      34,936
MidCap Fund..............................................      83,298
International Opportunities Fund.........................      10,399
Global Leaders Fund......................................      31,094
Stock Fund...............................................     132,913
Growth and Income Fund...................................       5,488
Dividend and Growth Fund.................................      17,877
Advisers Fund............................................     172,056

        The High Yield Fund, the Bond Income Strategy Fund and the Money Market Fund together with other investment management companies having investment advisory agreements with HIMCO have an interest in $215,856 joint repurchase agreement dated 10/31/00 with State Street Bank, 6.54% due 11/01/00. This joint repurchase agreement is collateralized by $219,597 U.S. Treasury Notes 5.75% - 6.125% due 04/30/03 - 08/15/07. The
        maturity amounts are as follows:

                                                             MATURITY
FUND                                                          AMOUNT
-----------------------------------------------------------  --------
High Yield Fund............................................  $ 2,172
Bond Income Strategy Fund..................................   11,899
Money Market Fund..........................................    9,202

     g) Futures, Options on Futures and Options Transactions--A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. When the Funds enter into such contracts, they are required to deposit with their custodian an amount of "initial margin" of cash, commercial paper or U.S. Treasury Bills. Subsequent payments, called maintenance margin, to and from the broker, are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e., mark-to-market), which results in an unrealized gain or loss to the Funds. The market value of a traded futures contract is the last sale price. In the absence of a last sale price, the last offering price is used. In the absence of either of these prices, fair value is determined according to procedures established by the Funds' Board of Directors.

         At any time prior to expiration of the futures contract, the Funds may close the position by taking an opposite position, which would operate to terminate the position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Funds and the Funds realize a gain or loss.

         The use of futures contracts involve elements of market and counter party risk, which may exceed the amounts recognized in the Statements of Net Assets. Change in the value of the futures contracts may decrease the effectiveness of the Fund's strategies and potentially result in loss.

         The premium paid by the Fund for the purchase of a call or put option is included in the Fund's Statement of Net Assets as an investment and subsequently "marked-to-market" through net unrealized appreciation (depreciation) of options to reflect the current market value of the option as of the end of the reporting period. If purchased options expires on its stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option,

 THE HARTFORD MUTUAL FUNDS, INC.
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 OCTOBER 31, 2000
 ($000 OMITTED)
--------------------------------------------------------------------------------

the cost of the security, which the Fund purchases upon exercise will be increased by the premium originally paid to buy the call.
The Funds may write covered options. "Covered" means that so long as the Fund is obligated as the writer of an option, it will own either the underlying securities or currency or the option to purchase or sell the same underlying securities or currency having the expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with it's custodian for the term of the option a "segregated account" consisting of cash or other liquid securities having a value equal to the fluctuating market value of the option securities or currencies. The Fund receives a premium for writing a call or put option, recorded as a component of other liabilities on the Statement of Net Assets, which increases the Funds' return, recorded as a realized gain, if the option expires unexercised or is closed out at a net profit. Any loss realized from the covered option is offset by the gain realized on the sale of the underlying securities or currency. Covered options, at times before exercise or close out, are marked-to-market through net unrealized appreciation (depreciation) of options. There is a risk of loss from a change in value of such options, which may exceed the related premiums received.

         The Fund's option activity for the ten months ended October 31, 2000, was as follows:

                     THE HARTFORD DIVIDEND AND GROWTH FUND
                  OPTIONS CONTRACTS WRITTEN DURING THE PERIOD

                                                                      NUMBER OF    DOLLAR
        WRITTEN CALLS                                                 CONTRACTS    AMOUNTS
        ------------------------------------------------------------  ---------    -------
        Beginning of Period.........................................      --        $ --
        During the Period...........................................     #--          76
        Expired during the period...................................     #--         (60)
        Closed during the period....................................     #--         (16)
        Exercised during the period.................................      --          --
                                                                        ----        ----
        Balance at the end of period................................      --          --
                                                                        ====        ====

        # Due to the presentation of the financial statements in thousands, the number of contracts round to zero.

     h) Forward Foreign Currency Contracts--For the ten months ended October 31, 2000, the Capital Appreciation Fund, the International Opportunities Fund and the Global Leaders Fund entered into forward foreign currency exchange contracts that obligate the Fund to repurchase/replace or sell currencies at specified future dates. The Fund enters into forward foreign currency contracts to hedge against adverse fluctuations in exchange rates between currencies.

         Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Net Assets. In addition, risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movement in the value of foreign currencies relative to the U.S. dollar.

     i) Indexed Securities--The Funds may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Funds use these securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there is a limit to the potential appreciation of the investment.

     j) Federal Income Taxes--For federal income tax purposes, the Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code by distributing substantially all of their taxable net investment income and net realized capital gains to their shareholders or otherwise complying with the requirements of regulated investment companies. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

--------------------------------------------------------------------------------

     k) Fund Share Valuation and Dividend Distributions to Shareholders--Orders for the Fund's shares are executed in accordance with the investment instructions of the shareholders. Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income and expenses are accrued on a daily basis. The net asset value of each Fund's shares is determined as of the close of each business day of the New York Stock Exchange (the Exchange). The net asset value per share is determined separately for each class of each fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day on which the Exchange is open for business are priced at the per-share net asset value determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the per-share net asset value next determined.

         Each Fund intends to distribute substantially all of its net investment income and net realized capital gains to shareholders no less frequently than once a year. Normally, dividends from net investment income of the Global Health Fund, the Global Technology Fund, the Small Company Fund, the Capital Appreciation Fund, the MidCap Fund, the International Opportunities Fund, the Global Leaders Fund and the Stock Fund will be declared and paid annually; dividends from net investment income of the Growth and Income Fund, the Dividend and Growth Fund and the Advisers Fund will be declared and paid quarterly; dividends from the net investment income of the High Yield Fund and the Bond Income Strategy Fund will be declared and paid monthly and dividends from net investment income of the Money Market Fund will be declared daily and paid monthly. Dividends from the Money Market Fund are not paid on shares until the day following the date on which the shares are issued. Unless shareholders specify otherwise, all dividends and distributions will be automatically reinvested in additional full or fractional shares of each Fund.

         Net investment income and net realized capital gains available for distribution are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gains and losses; losses deferred due to wash sales and excise tax regulations. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Funds' capital accounts (see Note 8).

     l) Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

    m) Restricted Securities--Each Fund is permitted to invest up to 15% of its net assets in illiquid securities, except for the Money Market Fund, which may invest up to 10% in such securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business, at approximately the price used to determine a Fund's net asset value per share. Each Fund may also purchase certain restricted securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Funds' Board of Directors.

        As of October 31, 2000, the Funds held the following restricted securities (excluding 144A issues):

                                                                                                              PERCENTAGE OF
                                                                        ACQUISITION   ACQUISITION   MARKET       FUND'S
                    FUND                          SECURITY                 DATE          COST        VALUE     NET ASSETS
        ----------------------------    -----------------------------   -----------   -----------   -------   -------------
        Capital Appreciation Fund...    Optical Switch Corp., Class B      03/02/00     $7,750      $ 7,750       0.28%
        Capital Appreciation Fund...    Sensable Technology, Inc.          04/05/00      4,000        4,000       0.15
        Capital Appreciation Fund...    Tricord Systems, Inc.              04/13/00      9,700       16,500       0.61

     n) Change in Fiscal Year End--During the fiscal year 2000, the Company changed their fiscal year end from December 31 to October 31.

 THE HARTFORD MUTUAL FUNDS, INC.
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 OCTOBER 31, 2000
 ($000 OMITTED)
--------------------------------------------------------------------------------

3.   EXPENSES:
     a) Investment Management and Advisory Agreements--Hartford Investment Financial Services Company (HIFSCO), a wholly-owned indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford), serves as investment manager to each Fund pursuant to an Investment Advisory Agreement dated March 3, 1997. As investment manager, HIFSCO has overall investment supervisory responsibility for each Fund. In addition HIFSCO provides administrative personnel, services, equipment and facilities and office space for proper operation of the Funds. HIFSCO has contracted with Wellington for the provision of day to day investment management services to the Global Health Fund, Global Technology Fund, Small Company Fund, Capital Appreciation Fund, MidCap Fund, International Opportunities Fund, Global Leaders Fund, Stock Fund, Growth and Income Fund, Dividend and Growth Fund and Advisers Fund in accordance with each Fund's investment objective and policies. In addition, HIFSCO has contracted with HIMCO, a wholly owned subsidiary of The Hartford, for the provision of day to day investment management services for the High Yield Fund, Bond Income Strategy Fund and Money Market Fund. Each Fund pays a fee to HIFSCO, a portion of which is used to compensate Wellington or HIMCO.

         The schedule below reflects the rates of compensation paid to HIFSCO for investment advisory services rendered:

                                    MONEY MARKET FUND

           AVERAGE DAILY NET ASSETS        ANNUAL FEE
           ------------------------------  ----------
           On first $500 million              .50%
           On next $500 million               .45%
           Over $1 billion                    .40%

                                BOND INCOME STRATEGY FUND

           AVERAGE DAILY NET ASSETS        ANNUAL FEE
           ------------------------------  ----------
           On first $500 million              .65%
           On next $500 million               .55%
           Over $1 billion                    .50%

                                DIVIDEND AND GROWTH FUND,
                            ADVISERS FUND AND HIGH YIELD FUND

           AVERAGE DAILY NET ASSETS        ANNUAL FEE
           ------------------------------  ----------
           On first $500 million              .75%
           On next $500 million               .65%
           Over $1 billion                    .60%

                   CAPITAL APPRECIATION FUND, STOCK FUND AND
                             GROWTH AND INCOME FUND

AVERAGE DAILY NET ASSETS                ANNUAL FEE
--------------------------------------  ----------
On first $500 million                      .80%
On next $500 million                       .70%
Over $1 billion                            .65%

                 SMALL COMPANY FUND, MIDCAP FUND, INTERNATIONAL
                   OPPORTUNITIES FUND AND GLOBAL LEADERS FUND

AVERAGE DAILY NET ASSETS                ANNUAL FEE
--------------------------------------  ----------
On first $500 million                      .85%
On next $500 million                       .75%
Over $1 billion                            .70%

                 GLOBAL HEALTH FUND AND GLOBAL TECHNOLOGY FUND

AVERAGE DAILY NET ASSETS                ANNUAL FEE
--------------------------------------  ----------
On first $500 million                      1.00%
On next $500 million                        .95%
Over $1 billion                             .90%

     b) Distribution and Service Plan for Class A, B and C Shares--HIFSCO is the principal underwriter and distributor of the Funds. HIFSCO is engaged in distribution activities which include marketing, distribution and clearing of shares through broker-dealers, financing distribution costs, supervising the activities of the transfer agent and maintaining financial books and records. For the ten months ended October 31, 2000, the following revenues were received by HIFSCO (excluding investment advisory):

                                             FRONT-END LOAD                CONTINGENT DEFERRED
                                              SALES CHARGE                    SALES CHARGE
                                             --------------                -------------------
                HIFSCO                          $72,757                          $4,289

--------------------------------------------------------------------------------

        The Funds have adopted Distribution and Service Plans in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, to compensate the Distributor (HIFSCO) for the distribution of Class A, Class B and Class C shares and servicing the accounts of Class A, Class B and Class C shareholders. The Class A plan provides for periodic payments to brokers who provide services to accounts that hold Class A shares and for promotional and other sales related costs. The Distributor is compensated at an annual rate that may not exceed 0.35% of the average daily net asset value of Class A shares of the Fund, some or all of which may be remitted to brokers. Up to 0.25% of the fee may be used for shareholder servicing expenses with the remainder used for distribution expenses. The Class A 12b-1 fee for each Fund has been voluntarily capped at 0.30%. The cap may be removed at any time. Some or the entire 12b-1 fee for Class B shares may be paid to broker-dealers for distribution and/or shareholder account services. Under the Class B Plan, the Fund pays the Distributor 1.00% of the average daily net assets of Class B shares that are outstanding for 8 years or less, 0.25% of which is intended as a fee for service provided to existing shareholders with the remainder used for distribution expenses. After eight years, Class B shares convert to Class A shares. Upon conversion to Class A shares the Class A plan described above will apply to those shares. Under the Class C Plan, the Fund pays the Distributor 1.00% of the average daily new assets of Class C shares outstanding, 0.25% of which is intended as a fee for services provided to existing shareholders with the remainder used for distribution expenses. For Class C shares, some or the entire fee may be re-allocated to broker-dealers for distribution and/or shareholder account services. There is no distribution plan for Class Y shares.

     c) Operating Expenses--Allocable expenses incurred by the Funds are allocated to each Fund in proportion to the average daily net assets of each Fund, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a fund. The Hartford has voluntarily agreed to limit the total operating expenses of the Class A, B, C and Y shares of all the Funds, exclusive of taxes, interest, brokerage commissions, certain distribution expenses and extraordinary expenses, until at least April 30, 2001 as follows:

        FUND                                                      CLASS A     CLASS B     CLASS C     CLASS Y
        -------------------------------------------------------  ---------   ---------   ---------   ---------
        Global Health Fund.....................................    1.65%       2.35%       2.35%       1.20%
        Global Technology Fund.................................    1.65%       2.35%       2.35%       1.20%
        Small Company Fund.....................................    1.45%       2.15%       2.15%       1.00%
        Capital Appreciation Fund..............................    1.45%       2.15%       2.15%       1.00%
        MidCap Fund............................................    1.45%       2.15%       2.15%       1.00%
        International Opportunities Fund.......................    1.65%       2.35%       2.35%       1.20%
        Global Leaders Fund....................................    1.65%       2.35%       2.35%       1.20%
        Stock Fund.............................................    1.45%       2.15%       2.15%       1.00%
        Growth and Income Fund.................................    1.45%       2.15%       2.15%       1.00%
        Dividend and Growth Fund...............................    1.40%       2.10%       2.10%       0.95%
        Advisers Fund..........................................    1.40%       2.10%       2.10%       0.95%
        High Yield Fund........................................    1.40%       2.10%       2.10%       0.95%
        Bond Income Strategy Fund..............................    1.25%       1.95%       1.95%       0.80%
        Money Market Fund......................................    1.00%       1.70%       1.70%       0.55%

        The Hartford may terminate such voluntary and temporary fee waivers and expense limitation arrangements at any time after April 30, 2001 without notice.

        Amounts incurred which exceed the above limits, are deducted from expenses and are reported as expense reimbursements or waivers on the accompanying Statement of Operations.

     d) Other Related Party Transactions--The Hartford and its subsidiaries provide facilities and office equipment, as well as perform certain other services, including fund accounting and financial reporting, for the Funds. Certain officers of the Funds are directors and/or officers of HIFSCO, HIMCO and/or The Hartford or its subsidiaries. No officer of the Funds receives any compensation directly from the Funds.

 THE HARTFORD MUTUAL FUNDS, INC.
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 OCTOBER 31, 2000
 ($000 OMITTED)
--------------------------------------------------------------------------------

     e) Expense Offset--The Funds have entered into certain expense offset arrangements with the custodian bank. The amount of the Funds' expense reductions is shown on the accompanying Statement of Operations as custodian fee expense offset.

4.   AFFILIATE HOLDINGS:

     As of October 31, 2000, affiliates of The Hartford had ownership of shares in the Funds as follows:

        FUND                                                     CLASS A     CLASS B    CLASS C   CLASS Y
        ------------------------------------------------------  ---------   ---------   -------   -------
        Global Health Fund....................................        #--         #--       #--       #--
        Global Technology Fund................................        700         100       100       100
        Growth and Income Fund................................         --          --        --        31
        High Yield Fund.......................................        822         116       116       118
        Bond Income Strategy Fund.............................         --         333         1       228

        # Due to the presentation of the financial statements in thousands, the number of shares held round to zero.

5.   INVESTMENT TRANSACTIONS:

     For the ten months ended October 31, 2000, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

                                                                                          PROCEEDS FROM
                                    FUND                              COST OF PURCHASES       SALES
        ------------------------------------------------------------  -----------------   -------------
        Global Health Fund..........................................     $  104,390        $   28,069
        Global Technology Fund......................................        133,208            49,619
        Small Company Fund..........................................        606,348           480,946
        Capital Appreciation Fund...................................      3,834,351         2,857,999
        MidCap Fund.................................................        996,610           543,888
        International Opportunities Fund............................        230,930           167,459
        Global Leaders Fund.........................................      1,289,110           951,368
        Stock Fund..................................................      1,341,381           744,496
        Growth and Income Fund......................................        302,554           130,383
        Dividend and Growth Fund....................................        278,885           241,587
        Advisers Fund...............................................        995,360           651,070
        High Yield Fund.............................................         29,245            20,532
        Bond Income Strategy Fund...................................        133,692           155,840

--------------------------------------------------------------------------------

6.   TAX COST AND UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS:
     As of October 31, 2000, the aggregate gross unrealized appreciation and depreciation of all investments, based on cost for federal income tax purposes, was as follows:

                                                                AGGREGATE GROSS    AGGREGATE GROSS   NET UNREALIZED
                                                                   UNREALIZED        UNREALIZED       APPRECIATION
                          FUND                      TAX COST      APPRECIATION      DEPRECIATION     (DEPRECIATION)
        -----------------------------------------  ----------   ----------------   ---------------   --------------
        Global Health Fund.......................  $   82,041       $ 12,401          $  (1,491)        $ 10,910
        Global Technology Fund...................      86,460          2,743            (13,564)         (10,821)
        Small Company Fund.......................     334,645         37,939            (30,978)           6,961
        Capital Appreciation Fund................   2,508,361        463,359           (246,895)         216,464
        MidCap Fund..............................     815,865        126,678            (56,487)          70,191
        International Opportunities Fund.........     168,943          7,460            (16,346)          (8,886)
        Global Leaders Fund......................     486,036         23,104            (31,777)          (8,673)
        Stock Fund...............................   2,057,595        334,557           (210,458)         124,099
        Growth and Income Fund...................     298,789         33,585            (32,281)           1,304
        Dividend and Growth Fund.................     456,293         79,161            (37,984)          41,177
        Advisers Fund............................   1,970,167        218,857           (128,070)          90,787
        High Yield Fund..........................      44,465            525             (2,843)          (2,318)
        Bond Income Strategy Fund................     108,430          1,134             (1,611)            (477)

7.   CAPITAL SHARE TRANSACTIONS:

     The following information is for the period ended October 31, 2000:

                                                                                GLOBAL
                                                    GLOBAL HEALTH FUND     TECHNOLOGY FUND       SMALL COMPANY FUND
                                                    ------------------   --------------------   --------------------
                                                    SHARES    AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT
                                                    ------   ---------   --------   ---------   --------   ---------
        CLASS A
        Shares sold...............................   4,050   $  47,852      4,023   $  39,760      5,223   $ 107,566
        Shares issued on reinvestment of
          distributions...........................      --          --         --          --        353       6,910
        Shares redeemed...........................    (810)    (10,718)      (212)     (2,144)    (1,839)    (36,532)
                                                    ------   ---------   --------   ---------   --------   ---------
        Net Increase (Decrease)...................   3,240   $  37,134      3,811   $  37,616      3,737   $  77,944
                                                    ======   =========   ========   =========   ========   =========

                                                         CAPITAL                                   INTERNATIONAL
                                                    APPRECIATION FUND        MIDCAP FUND         OPPORTUNITIES FUND
                                                    ------------------   --------------------   --------------------
                                                    SHARES    AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT
                                                    ------   ---------   --------   ---------   --------   ---------
        CLASS A
        Shares sold...............................  16,709   $ 559,112     13,319   $ 279,977      6,925   $  99,977
        Shares issued on reinvestment of
          distributions...........................   1,717      54,241        399       8,017         23         332
        Shares redeemed...........................  (4,126)   (137,064)    (1,382)    (28,394)    (4,195)    (60,220)
                                                    ------   ---------   --------   ---------   --------   ---------
        Net Increase (Decrease)...................  14,300   $ 476,289     12,336   $ 259,600      2,753   $  40,089
                                                    ======   =========   ========   =========   ========   =========

 THE HARTFORD MUTUAL FUNDS, INC.
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 OCTOBER 31, 2000
 ($000 OMITTED)
--------------------------------------------------------------------------------

                                                                                                       GROWTH AND
                                                    GLOBAL LEADERS FUND         STOCK FUND            INCOME FUND
                                                    --------------------   --------------------   --------------------
                                                    SHARES      AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT
                                                    -------   ----------   --------   ---------   --------   ---------
        CLASS A
        Shares sold...............................  13,917    $ 261,458      17,531   $ 413,116      9,961   $ 136,117
        Shares issued on reinvestment of
          distributions...........................      52          975         351       8,267         87       1,191
        Shares redeemed...........................  (3,945)     (73,564)     (4,095)    (96,222)    (1,027)    (14,001)
                                                    ------    ---------    --------   ---------   --------   ---------
        Net Increase (Decrease)...................  10,024    $ 188,869      13,787   $ 325,161      9,021   $ 123,307
                                                    ======    =========    ========   =========   ========   =========

                                                       DIVIDEND AND
                                                       GROWTH FUND          ADVISERS FUND         HIGH YIELD FUND
                                                    ------------------   --------------------   --------------------
                                                    SHARES    AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT
                                                    ------   ---------   --------   ---------   --------   ---------
        CLASS A
        Shares sold...............................   4,922   $  82,124     17,230   $ 294,079      1,224   $  11,516
        Shares issued on reinvestment of
          distributions...........................     180       3,003      1,007      17,136        145       1,354
        Shares redeemed...........................  (2,880)    (47,623)    (6,588)   (112,269)      (598)     (5,625)
                                                    ------   ---------   --------   ---------   --------   ---------
        Net Increase (Decrease)...................   2,222   $  37,504     11,649   $ 198,946        771   $   7,245
                                                    ======   =========   ========   =========   ========   =========

                                                       BOND INCOME
                                                      STRATEGY FUND       MONEY MARKET FUND
                                                    ------------------   --------------------
                                                    SHARES    AMOUNT      SHARES     AMOUNT
                                                    ------   ---------   --------   ---------
        CLASS A
        Shares sold...............................   6,358   $  64,219    244,226   $ 244,226
        Shares issued on reinvestment of
          distributions...........................     168       1,682      1,687       1,687
        Shares redeemed...........................  (8,619)    (86,558)  (246,679)   (246,679)
                                                    ------   ---------   --------   ---------
        Net Increase (Decrease)...................  (2,093)  $ (20,657)      (766)  $    (766)
                                                    ======   =========   ========   =========

                                                                                GLOBAL
                                                    GLOBAL HEALTH FUND     TECHNOLOGY FUND       SMALL COMPANY FUND
                                                    ------------------   --------------------   --------------------
                                                    SHARES    AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT
                                                    ------   ---------   --------   ---------   --------   ---------
        CLASS B
        Shares sold...............................   1,618   $  19,573      1,842   $  18,359      2,013   $  40,860
        Shares issued on reinvestment of
          distributions...........................      --          --         --          --        154       2,925
        Shares redeemed...........................    (128)     (1,695)       (37)       (362)      (762)    (14,891)
                                                    ------   ---------   --------   ---------   --------   ---------
        Net Increase (Decrease)...................   1,490   $  17,878      1,805   $  17,997      1,405   $  28,894
                                                    ======   =========   ========   =========   ========   =========

                                                         CAPITAL                                   INTERNATIONAL
                                                    APPRECIATION FUND        MIDCAP FUND         OPPORTUNITIES FUND
                                                    ------------------   --------------------   --------------------
                                                    SHARES    AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT
                                                    ------   ---------   --------   ---------   --------   ---------
        CLASS B
        Shares sold...............................   7,829   $ 255,521      5,810   $ 119,788        815   $  11,838
        Shares issued on reinvestment of
          distributions...........................   1,162      35,611        179       3,530          7          99
        Shares redeemed...........................  (1,678)    (54,527)      (395)     (7,880)      (296)     (4,354)
                                                    ------   ---------   --------   ---------   --------   ---------
        Net Increase (Decrease)...................   7,313   $ 236,605      5,594   $ 115,438        526   $   7,583
                                                    ======   =========   ========   =========   ========   =========

--------------------------------------------------------------------------------

                                                                                                       GROWTH AND
                                                    GLOBAL LEADERS FUND         STOCK FUND            INCOME FUND
                                                    --------------------   --------------------   --------------------
                                                    SHARES      AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT
                                                    -------   ----------   --------   ---------   --------   ---------
        CLASS B
        Shares sold...............................   3,281    $  61,403       7,798   $ 178,634      1,916   $  25,745
        Shares issued on reinvestment of
          distributions...........................      17          312         205       4,702         20         269
        Shares redeemed...........................    (256)      (4,776)     (2,564)    (58,572)      (367)     (4,954)
                                                    ------    ---------    --------   ---------   --------   ---------
        Net Increase (Decrease)...................   3,042    $  56,939       5,439   $ 124,764      1,569   $  21,060
                                                    ======    =========    ========   =========   ========   =========

                                                       DIVIDEND AND
                                                       GROWTH FUND          ADVISERS FUND         HIGH YIELD FUND
                                                    ------------------   --------------------   --------------------
                                                    SHARES    AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT
                                                    ------   ---------   --------   ---------   --------   ---------
        CLASS B
        Shares sold...............................   1,074   $  17,655      8,680   $ 146,388        402   $   3,778
        Shares issued on reinvestment of
          distributions...........................      44         723        568       9,580         36         337
        Shares redeemed...........................  (1,666)    (27,124)    (4,782)    (80,527)      (325)     (3,076)
                                                    ------   ---------   --------   ---------   --------   ---------
        Net Increase (Decrease)...................    (548)  $  (8,746)     4,466   $  75,441        113   $   1,039
                                                    ======   =========   ========   =========   ========   =========

                                                       BOND INCOME
                                                      STRATEGY FUND       MONEY MARKET FUND
                                                    ------------------   --------------------
                                                    SHARES    AMOUNT      SHARES     AMOUNT
                                                    ------   ---------   --------   ---------
        CLASS B
        Shares sold...............................     577   $   5,748     20,036   $  20,037
        Shares issued on reinvestment of
          distributions...........................      78         773        561         561
        Shares redeemed...........................    (623)     (6,198)   (31,385)    (31,385)
                                                    ------   ---------   --------   ---------
        Net Increase (Decrease)...................      32   $     323    (10,788)  $ (10,787)
                                                    ======   =========   ========   =========

                                                                                GLOBAL
                                                    GLOBAL HEALTH FUND     TECHNOLOGY FUND       SMALL COMPANY FUND
                                                    ------------------   --------------------   --------------------
                                                    SHARES    AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT
                                                    ------   ---------   --------   ---------   --------   ---------
        CLASS C
        Shares sold...............................   2,135   $  25,482      2,558   $  25,138      2,823   $  56,814
        Shares issued on reinvestment of
          distributions...........................      --          --         --          --        165       3,144
        Shares redeemed...........................    (193)     (2,475)       (68)       (669)      (457)     (8,878)
                                                    ------   ---------   --------   ---------   --------   ---------
        Net Increase (Decrease)...................   1,942   $  23,007      2,490   $  24,469      2,531   $  51,080
                                                    ======   =========   ========   =========   ========   =========

                                                         CAPITAL                                   INTERNATIONAL
                                                    APPRECIATION FUND        MIDCAP FUND         OPPORTUNITIES FUND
                                                    ------------------   --------------------   --------------------
                                                    SHARES    AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT
                                                    ------   ---------   --------   ---------   --------   ---------
        CLASS C
        Shares sold...............................   9,465   $ 309,241      7,347   $ 151,203      1,623   $  23,373
        Shares issued on reinvestment of
          distributions...........................     644      19,726        207       4,095          8         100
        Shares redeemed...........................    (906)    (29,232)      (386)     (7,979)      (403)     (5,567)
                                                    ------   ---------   --------   ---------   --------   ---------
        Net Increase (Decrease)...................   9,203   $ 299,735      7,168   $ 147,319      1,228   $  17,906
                                                    ======   =========   ========   =========   ========   =========

 THE HARTFORD MUTUAL FUNDS, INC.
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 OCTOBER 31, 2000
 ($000 OMITTED)
--------------------------------------------------------------------------------

                                                                                                       GROWTH AND
                                                    GLOBAL LEADERS FUND         STOCK FUND            INCOME FUND
                                                    --------------------   --------------------   --------------------
                                                    SHARES      AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT
                                                    -------   ----------   --------   ---------   --------   ---------
        CLASS C
        Shares sold...............................   6,343    $ 118,829      10,500   $ 240,753      3,014   $  40,620
        Shares issued on reinvestment of
          distributions...........................      32          597         170       3,898         31         420
        Shares redeemed...........................    (470)      (8,627)     (2,193)    (49,972)      (453)     (6,056)
                                                    ------    ---------    --------   ---------   --------   ---------
        Net Increase (Decrease)...................   5,905    $ 110,799       8,477   $ 194,679      2,592   $  34,984
                                                    ======    =========    ========   =========   ========   =========

                                                       DIVIDEND AND
                                                       GROWTH FUND          ADVISERS FUND         HIGH YIELD FUND
                                                    ------------------   --------------------   --------------------
                                                    SHARES    AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT
                                                    ------   ---------   --------   ---------   --------   ---------
        CLASS C
        Shares sold...............................   1,693   $  27,856     10,045   $ 171,008        778   $   7,321
        Shares issued on reinvestment of
          distributions...........................      24         387        365       6,212         44         407
        Shares redeemed...........................    (673)    (10,973)    (4,085)    (69,335)      (649)     (6,100)
                                                    ------   ---------   --------   ---------   --------   ---------
        Net Increase (Decrease)...................   1,044   $  17,270      6,325   $ 107,885        173   $   1,628
                                                    ======   =========   ========   =========   ========   =========

                                                       BOND INCOME
                                                      STRATEGY FUND       MONEY MARKET FUND
                                                    ------------------   --------------------
                                                    SHARES    AMOUNT      SHARES     AMOUNT
                                                    ------   ---------   --------   ---------
        CLASS C
        Shares sold...............................     909   $   9,083     20,662   $  20,662
        Shares issued on reinvestment of
          distributions...........................      56         563        298         298
        Shares redeemed...........................  (1,122)    (11,174)   (24,022)    (24,022)
                                                    ------   ---------   --------   ---------
        Net Increase (Decrease)...................    (157)  $  (1,528)    (3,062)  $  (3,062)
                                                    ======   =========   ========   =========

                                                                                GLOBAL
                                                    GLOBAL HEALTH FUND     TECHNOLOGY FUND       SMALL COMPANY FUND
                                                    ------------------   --------------------   --------------------
                                                    SHARES    AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT
                                                    ------   ---------   --------   ---------   --------   ---------
        CLASS Y
        Shares sold...............................     308   $   3,687        641   $   6,169      1,084   $  23,085
        Shares issued on reinvestment of
          distributions...........................      --          --         --          --        105       2,104
        Shares redeemed...........................    (128)     (1,713)      (105)       (928)      (589)    (12,027)
                                                    ------   ---------   --------   ---------   --------   ---------
        Net Increase (Decrease)...................     180   $   1,974        536   $   5,241        600   $  13,162
                                                    ======   =========   ========   =========   ========   =========

                                                         CAPITAL                                   INTERNATIONAL
                                                    APPRECIATION FUND        MIDCAP FUND         OPPORTUNITIES FUND
                                                    ------------------   --------------------   --------------------
                                                    SHARES    AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT
                                                    ------   ---------   --------   ---------   --------   ---------
        CLASS Y
        Shares sold...............................     962   $  32,957      2,192   $  46,197        808   $  11,905
        Shares issued on reinvestment of
          distributions...........................     122       3,920         65       1,321          7          93
        Shares redeemed...........................    (453)    (15,531)      (516)    (10,815)      (746)    (11,084)
                                                    ------   ---------   --------   ---------   --------   ---------
        Net Increase (Decrease)...................     631   $  21,346      1,741   $  36,703         69   $     914
                                                    ======   =========   ========   =========   ========   =========

--------------------------------------------------------------------------------

                                                          GLOBAL                                     GROWTH AND
                                                       LEADERS FUND           STOCK FUND            INCOME FUND
                                                    ------------------   --------------------   --------------------
                                                    SHARES    AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT
                                                    ------   ---------   --------   ---------   --------   ---------
        CLASS Y
        Shares sold...............................     440   $   8,310        162   $   3,894          2   $      26
        Shares issued on reinvestment of
          distributions...........................       2          40         12         286         --           4
        Shares redeemed...........................    (115)     (2,174)      (124)     (3,040)        (1)        (18)
                                                    ------   ---------   --------   ---------   --------   ---------
        Net Increase (Decrease)...................     327   $   6,176         50   $   1,140          1   $      12
                                                    ======   =========   ========   =========   ========   =========

                                                       DIVIDEND AND
                                                       GROWTH FUND          ADVISERS FUND         HIGH YIELD FUND
                                                    ------------------   --------------------   --------------------
                                                    SHARES    AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT
                                                    ------   ---------   --------   ---------   --------   ---------
        CLASS Y
        Shares sold...............................     285   $   4,854        492   $   8,480        137   $   1,284
        Shares issued on reinvestment of
          distributions...........................      17         290         89       1,541         18         168
        Shares redeemed...........................    (446)     (7,437)      (788)    (13,520)       (67)       (633)
                                                    ------   ---------   --------   ---------   --------   ---------
        Net Increase (Decrease)...................    (144)  $  (2,293)      (207)  $  (3,499)        88   $     819
                                                    ======   =========   ========   =========   ========   =========

                                                       BOND INCOME
                                                      STRATEGY FUND       MONEY MARKET FUND
                                                    ------------------   --------------------
                                                    SHARES    AMOUNT      SHARES     AMOUNT
                                                    ------   ---------   --------   ---------
        CLASS Y
        Shares sold...............................     339   $   3,429     27,666   $  27,667
        Shares issued on reinvestment of
          distributions...........................     141       1,424        645         645
        Shares redeemed...........................    (319)     (3,202)   (18,939)    (18,939)
                                                    ------   ---------   --------   ---------
        Net Increase (Decrease)...................     161   $   1,651      9,372   $   9,373
                                                    ======   =========   ========   =========

     The following information is for the year ended December 31, 1999:

                                                          SMALL                CAPITAL
                                                       COMPANY FUND       APPRECIATION FUND         MIDCAP FUND
                                                    ------------------   --------------------   --------------------
                                                    SHARES    AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT
                                                    ------   ---------   --------   ---------   --------   ---------
        CLASS A
        Shares sold...............................   3,761   $  61,445     17,133   $ 429,550      4,945   $  72,887
        Shares issued on reinvestment of
          distributions...........................     303       5,142      1,500      38,949        194       2,855
        Shares redeemed...........................  (1,540)    (23,714)   (11,360)   (274,058)      (466)     (6,457)
                                                    ------   ---------   --------   ---------   --------   ---------
        Net Increase (Decrease)...................   2,524   $  42,873      7,273   $ 194,441      4,673   $  69,285
                                                    ======   =========   ========   =========   ========   =========

                                                      INTERNATIONAL
                                                    OPPORTUNITIES FUND   GLOBAL LEADERS FUND         STOCK FUND
                                                    ------------------   --------------------   --------------------
                                                    SHARES    AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT
                                                    ------   ---------   --------   ---------   --------   ---------
        CLASS A
        Shares sold...............................   2,753   $  37,033      4,366   $  65,440     20,852   $ 449,995
        Shares issued on reinvestment of
          distributions...........................     244       3,310         21         325        526      11,448
        Shares redeemed...........................  (1,587)    (21,242)      (125)     (1,869)    (3,146)    (68,289)
                                                    ------   ---------   --------   ---------   --------   ---------
        Net Increase (Decrease)...................   1,410   $  19,101      4,262   $  63,896     18,232   $ 393,154
                                                    ======   =========   ========   =========   ========   =========

 THE HARTFORD MUTUAL FUNDS, INC.
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 OCTOBER 31, 2000
 ($000 OMITTED)
--------------------------------------------------------------------------------

                                                        GROWTH AND           DIVIDEND AND
                                                       INCOME FUND           GROWTH FUND           ADVISERS FUND
                                                    ------------------   --------------------   --------------------
                                                    SHARES    AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT
                                                    ------   ---------   --------   ---------   --------   ---------
        CLASS A
        Shares sold...............................   4,728   $  59,180      5,320   $  89,835     23,552   $ 384,202
        Shares issued on reinvestment of
          distributions...........................      32         401        417       6,939      1,195      19,492
        Shares redeemed...........................    (282)     (3,523)    (2,352)    (39,656)    (4,160)    (68,211)
                                                    ------   ---------   --------   ---------   --------   ---------
        Net Increase (Decrease)...................   4,478   $  56,058      3,385   $  57,118     20,587   $ 335,483
                                                    ======   =========   ========   =========   ========   =========

                                                                             BOND INCOME
                                                     HIGH YIELD FUND        STRATEGY FUND        MONEY MARKET FUND
                                                    ------------------   --------------------   --------------------
                                                    SHARES    AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT
                                                    ------   ---------   --------   ---------   --------   ---------
        CLASS A
        Shares sold...............................   1,126   $  11,343      5,113   $  52,408    272,100   $ 272,100
        Shares issued on reinvestment of
          distributions...........................     103       1,027        278       2,846      1,716       1,716
        Shares redeemed...........................    (277)     (2,740)    (4,001)    (40,689)  (258,577)   (258,577)
                                                    ------   ---------   --------   ---------   --------   ---------
        Net Increase (Decrease)...................     952   $   9,630      1,390   $  14,565     15,239   $  15,239
                                                    ======   =========   ========   =========   ========   =========

                                                          SMALL                CAPITAL
                                                       COMPANY FUND       APPRECIATION FUND         MIDCAP FUND
                                                    ------------------   --------------------   --------------------
                                                    SHARES    AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT
                                                    ------   ---------   --------   ---------   --------   ---------
        CLASS B
        Shares sold...............................   1,370   $  21,997      5,486   $ 137,531      2,256   $  33,110
        Shares issued on reinvestment of
          distributions...........................     150       2,483      1,126      28,527         82       1,187
        Shares redeemed...........................    (248)     (3,698)    (2,686)    (61,871)      (158)     (2,277)
                                                    ------   ---------   --------   ---------   --------   ---------
        Net Increase (Decrease)...................   1,272   $  20,782      3,926   $ 104,187      2,180   $  32,020
                                                    ======   =========   ========   =========   ========   =========

                                                      INTERNATIONAL
                                                    OPPORTUNITIES FUND   GLOBAL LEADERS FUND         STOCK FUND
                                                    ------------------   --------------------   --------------------
                                                    SHARES    AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT
                                                    ------   ---------   --------   ---------   --------   ---------
        CLASS B
        Shares sold...............................     575   $   7,648      1,325   $  19,898     11,838   $ 249,542
        Shares issued on reinvestment of
          distributions...........................      84       1,112          6          89        343       7,287
        Shares redeemed...........................    (157)     (2,011)       (33)       (498)    (1,699)    (36,059)
                                                    ------   ---------   --------   ---------   --------   ---------
        Net Increase (Decrease)...................     502   $   6,749      1,298   $  19,489     10,482   $ 220,770
                                                    ======   =========   ========   =========   ========   =========

                                                        GROWTH AND           DIVIDEND AND
                                                       INCOME FUND           GROWTH FUND           ADVISERS FUND
                                                    ------------------   --------------------   --------------------
                                                    SHARES    AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT
                                                    ------   ---------   --------   ---------   --------   ---------
        CLASS B
        Shares sold...............................   1,246   $  15,413      1,877   $  31,365     19,763   $ 319,268
        Shares issued on reinvestment of
          distributions...........................       9         112        166       2,746        790      12,761
        Shares redeemed...........................     (65)       (813)    (1,315)    (21,931)    (2,886)    (46,756)
                                                    ------   ---------   --------   ---------   --------   ---------
        Net Increase (Decrease)...................   1,190   $  14,712        728   $  12,180     17,667   $ 285,273
                                                    ======   =========   ========   =========   ========   =========

--------------------------------------------------------------------------------

                                                                             BOND INCOME
                                                     HIGH YIELD FUND        STRATEGY FUND        MONEY MARKET FUND
                                                    ------------------   --------------------   --------------------
                                                    SHARES    AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT
                                                    ------   ---------   --------   ---------   --------   ---------
        CLASS B
        Shares sold...............................     683   $   6,834      1,541   $  15,918     38,058   $  38,058
        Shares issued on reinvestment of
          distributions...........................      23         235         80         813        664         664
        Shares redeemed...........................    (172)     (1,712)    (1,018)    (10,429)   (24,896)    (24,896)
                                                    ------   ---------   --------   ---------   --------   ---------
        Net Increase (Decrease)...................     534   $   5,357        603   $   6,302     13,826   $  13,826
                                                    ======   =========   ========   =========   ========   =========

                                                                               CAPITAL
                                                    SMALL COMPANY FUND    APPRECIATION FUND         MIDCAP FUND
                                                    ------------------   --------------------   --------------------
                                                    SHARES    AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT
                                                    ------   ---------   --------   ---------   --------   ---------
        CLASS C
        Shares sold...............................   2,061   $  30,851      7,561   $ 157,605      2,840   $  41,227
        Shares issued on reinvestment of
          distributions...........................      90       1,493        284       7,186         67         975
        Shares redeemed...........................    (456)     (5,257)    (2,187)    (26,456)      (233)     (2,825)
                                                    ------   ---------   --------   ---------   --------   ---------
        Net Increase (Decrease)...................   1,695   $  27,087      5,658   $ 138,335      2,674   $  39,377
                                                    ======   =========   ========   =========   ========   =========

                                                      INTERNATIONAL
                                                    OPPORTUNITIES FUND   GLOBAL LEADERS FUND         STOCK FUND
                                                    ------------------   --------------------   --------------------
                                                    SHARES    AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT
                                                    ------   ---------   --------   ---------   --------   ---------
        CLASS C
        Shares sold...............................   2,306   $  29,954      2,320   $  35,680     17,712   $ 305,195
        Shares issued on reinvestment of
          distributions...........................      46         609          8         119        207       4,399
        Shares redeemed...........................  (1,566)    (20,265)       (31)       (479)    (5,753)    (67,878)
                                                    ------   ---------   --------   ---------   --------   ---------
        Net Increase (Decrease)...................     786   $  10,298      2,297   $  35,320     12,166   $ 241,716
                                                    ======   =========   ========   =========   ========   =========

                                                        GROWTH AND           DIVIDEND AND
                                                       INCOME FUND           GROWTH FUND           ADVISERS FUND
                                                    ------------------   --------------------   --------------------
                                                    SHARES    AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT
                                                    ------   ---------   --------   ---------   --------   ---------
        CLASS C
        Shares sold...............................   2,347   $  28,681      3,556   $  49,110     29,104   $ 384,855
        Shares issued on reinvestment of
          distributions...........................      13         161         52         859        428       6,978
        Shares redeemed...........................    (531)     (6,104)    (1,507)    (16,732)   (12,322)   (139,085)
                                                    ------   ---------   --------   ---------   --------   ---------
        Net Increase (Decrease)...................   1,829   $  22,738      2,101   $  33,237     17,210   $ 252,748
                                                    ======   =========   ========   =========   ========   =========

                                                                             BOND INCOME
                                                     HIGH YIELD FUND        STRATEGY FUND        MONEY MARKET FUND
                                                    ------------------   --------------------   --------------------
                                                    SHARES    AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT
                                                    ------   ---------   --------   ---------   --------   ---------
        CLASS C
        Shares sold...............................   2,788   $  27,549      3,005   $  30,503     21,618   $  21,618
        Shares issued on reinvestment of
          distributions...........................      37         369         54         545        182         182
        Shares redeemed...........................  (2,170)    (21,289)    (1,721)    (17,363)   (13,099)    (13,099)
                                                    ------   ---------   --------   ---------   --------   ---------
        Net Increase (Decrease)...................     655   $   6,629      1,338   $  13,685      8,701   $   8,701
                                                    ======   =========   ========   =========   ========   =========

 THE HARTFORD MUTUAL FUNDS, INC.
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 OCTOBER 31, 2000
 ($000 OMITTED)
--------------------------------------------------------------------------------

                                                          SMALL                CAPITAL
                                                       COMPANY FUND       APPRECIATION FUND         MIDCAP FUND
                                                    ------------------   --------------------   --------------------
                                                    SHARES    AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT
                                                    ------   ---------   --------   ---------   --------   ---------
        CLASS Y
        Shares sold...............................   1,106   $  18,224        834   $  22,250        826   $  12,005
        Shares issued on reinvestment of
          distributions...........................     113       1,965        118       3,099         35         507
        Shares redeemed...........................    (288)     (4,307)      (288)     (7,246)      (161)     (2,321)
                                                    ------   ---------   --------   ---------   --------   ---------
        Net Increase (Decrease)...................     931   $  15,882        664   $  18,103        700   $  10,191
                                                    ======   =========   ========   =========   ========   =========

                                                      INTERNATIONAL
                                                    OPPORTUNITIES FUND   GLOBAL LEADERS FUND         STOCK FUND
                                                    ------------------   --------------------   --------------------
                                                    SHARES    AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT
                                                    ------   ---------   --------   ---------   --------   ---------
        CLASS Y
        Shares sold...............................     935   $  12,264        259   $   3,775      1,195   $  26,956
        Shares issued on reinvestment of
          distributions...........................     110       1,514          1          21         14         315
        Shares redeemed...........................    (320)     (4,200)       (54)       (767)      (310)     (6,626)
                                                    ------   ---------   --------   ---------   --------   ---------
        Net Increase (Decrease)...................     725   $   9,578        206   $   3,029        899   $  20,645
                                                    ======   =========   ========   =========   ========   =========

                                                        GROWTH AND           DIVIDEND AND
                                                       INCOME FUND           GROWTH FUND           ADVISERS FUND
                                                    ------------------   --------------------   --------------------
                                                    SHARES    AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT
                                                    ------   ---------   --------   ---------   --------   ---------
        CLASS Y
        Shares sold...............................       2   $      26        613   $  10,406        723   $  11,856
        Shares issued on reinvestment of
          distributions...........................      --           4         46         765        143       2,359
        Shares redeemed...........................      (1)        (15)      (291)     (4,968)      (558)     (9,261)
                                                    ------   ---------   --------   ---------   --------   ---------
        Net Increase (Decrease)...................       1   $      15        368   $   6,203        308   $   4,954
                                                    ======   =========   ========   =========   ========   =========

                                                                             BOND INCOME
                                                     HIGH YIELD FUND        STRATEGY FUND        MONEY MARKET FUND
                                                    ------------------   --------------------   --------------------
                                                    SHARES    AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT
                                                    ------   ---------   --------   ---------   --------   ---------
        CLASS Y
        Shares sold...............................     249   $   2,537      2,415   $  24,740     18,583   $  18,583
        Shares issued on reinvestment of
          distributions...........................      17         175        109       1,120        386         386
        Shares redeemed...........................    (131)     (1,320)      (713)     (7,403)   (15,337)    (15,337)
                                                    ------   ---------   --------   ---------   --------   ---------
        Net Increase (Decrease)...................     135   $   1,392      1,811   $  18,457      3,632   $   3,632
                                                    ======   =========   ========   =========   ========   =========

8.   RECLASSIFICATION OF CAPITAL ACCOUNTS:

     In accordance with American Institute of Certified Public Accountants Statement of Position 93-2, Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, the Funds have recorded several reclassifications in their capital accounts. These reclassifications had no impact on the net asset value of the Funds and are designed generally to present accumulated undistributed (distribution in excess of) net investment income and realized gain on investments on a tax basis, which is considered to be more informative to the shareholder. The reclassifications are a result of permanent differences between Generally Accepted Accounting Principles and tax accounting for such items as foreign currency and passive foreign investment company (PFIC) income classifications, and net operating losses that reduce capital gain distribution requirements. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore the source of the Funds' distributions may be shown in the accompanying Statement of Changes in Net Assets as from investment income, from net realized gains on investments or from

--------------------------------------------------------------------------------

     capital depending on the type of book and tax differences that exist. For the ten months ended October 31, 2000, the Funds recorded the following reclassifications to increase (decrease) the accounts listed below.

                                                                                  ACCUMULATED
                                                                 ACCUMULATED     UNDISTRIBUTED
                                                                UNDISTRIBUTED    (DISTRIBUTIONS
                                                                (DISTRIBUTIONS   IN EXCESS OF)
                                                                IN EXCESS OF)     NET REALIZED
                                                                NET INVESTMENT      GAIN ON         PAID-IN
                                                                    INCOME        INVESTMENTS       SURPLUS
                                                                --------------   --------------   ------------
        Global Health Fund....................................  $          161    $       (161)   $         --
        Global Technology Fund................................             438             438              --
        Small Company Fund....................................           2,610              --          (2,610)
        Capital Appreciation Fund.............................          14,718         (14,718)             --
        MidCap Fund...........................................           4,566          (4,566)             --
        International Opportunities Fund......................            (321)            321              --
        Global Leaders Fund...................................           1,061          (1,061)             --
        Stock Fund............................................           8,505          (8,505)             --
        Growth and Income Fund................................             786            (786)             --
        Dividend and Growth Fund..............................              (9)              9              --
        Advisers Fund.........................................             (30)             30              --
        High Yield Fund.......................................              (7)              7              --
        Bond Income Strategy Fund.............................            (245)            245              --

9.   CAPITAL LOSS CARRYOVER:

     As of October 31, 2000 (tax year-end), the following Funds had capital loss forwards for U.S. federal tax purposes of approximately:

                                                                         YEAR OF
                            FUND                              AMOUNT    EXPIRATION
------------------------------------------------------------  -------   ----------
High Yield Fund.............................................  $   151      2007
High Yield Fund.............................................    1,611      2008
Bond Income Strategy Fund...................................    1,559      2007
Bond Income Strategy Fund...................................    2,440      2008

10. LINE OF CREDIT:

     The Funds participate in a $500,000,000 committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the Funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment, which has not been utilized.

     As of October 31, 2000, the Funds did not have any borrowings under these facilities.

 THE HARTFORD MUTUAL FUNDS, INC.
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
 OCTOBER 31, 2000
 ($000 OMITTED)
--------------------------------------------------------------------------------

11. REVERSE STOCK SPLIT FOR CLASS C:
     On February 11, 1999, a reverse stock split was declared for Class C of each of the following Funds, using the following reverse split percentages:

                                                           REVERSE SPLIT
                          FUND                              PERCENTAGES
---------------------------------------------------------  -------------
Small Company Fund.......................................    80.784331%
Capital Appreciation Fund................................    50.849102
MidCap Fund..............................................    89.020270
International Opportunities Fund.........................    81.545064
Stock Fund...............................................    53.974026
Growth and Income Fund...................................    98.582817
Dividend and Growth Fund.................................    62.727844
Advisers Fund............................................    64.258312
Bond Income Strategy Fund................................    93.451824

                      (This page intentionally left blank)

 THE HARTFORD MUTUAL FUNDS, INC.

 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                  -- SELECTED PER-SHARE DATA(A) --
                                  -----------------------------------------------------------------------------------------------
                                                           NET REALIZED
                                                               AND                                  DISTRIBUTIONS
                                  NET ASSET      NET        UNREALIZED      TOTAL      DIVIDENDS        FROM
                                  VALUE AT    INVESTMENT       GAIN          FROM       FROM NET      REALIZED      DISTRIBUTIONS
                                  BEGINNING     INCOME      (LOSS) ON     INVESTMENT   INVESTMENT      CAPITAL          FROM
                                  OF PERIOD     (LOSS)     INVESTMENTS    OPERATIONS     INCOME         GAINS          CAPITAL
                                  ---------   ----------   ------------   ----------   ----------   -------------   -------------
THE HARTFORD GLOBAL HEALTH FUND
   From inception May 1, 2000,
     through October 31, 2000
   Class A......................   $10.00       $(0.01)       $ 3.87        $ 3.86       $   --        $   --          $   --
   Class B......................    10.00        (0.04)         3.85          3.81           --            --              --
   Class C......................    10.00        (0.04)         3.85          3.81           --            --              --
   Class Y......................    10.00         0.01          3.88          3.89           --            --              --
THE HARTFORD GLOBAL TECHNOLOGY
 FUND
   From inception May 1, 2000,
     through October 31, 2000
   Class A......................    10.00        (0.05)        (1.23)        (1.28)          --            --              --
   Class B......................    10.00        (0.07)        (1.25)        (1.32)          --            --              --
   Class C......................    10.00        (0.06)        (1.26)        (1.32)          --            --              --
   Class Y......................    10.00        (0.02)        (1.25)        (1.27)          --            --              --
THE HARTFORD SMALL COMPANY FUND
   For the Ten Months Ended
     October 31, 2000
   Class A......................    20.48        (0.04)        (1.47)        (1.51)          --         (0.89)             --
   Class B......................    19.96        (0.11)        (1.47)        (1.58)          --         (0.89)             --
   Class C......................    19.97        (0.12)        (1.45)        (1.57)          --         (0.89)             --
   Class Y......................    20.84        (0.02)        (1.43)        (1.45)          --         (0.89)             --
   For the Year Ended December
     31, 1999
   Class A......................    13.31        (0.05)         8.52          8.47           --         (1.30)             --
   Class B......................    13.09        (0.09)         8.26          8.17           --         (1.30)             --
   Class C......................    13.09(f)     (0.08)(f)      8.26(f)       8.18(f)        --(f)      (1.30)(f)          --(f)
   Class Y......................    13.47        (0.03)         8.70          8.67           --         (1.30)             --
   For the Year Ended December
     31, 1998
   Class A......................    12.16        (0.06)         1.33          1.27           --         (0.12)             --
   Class B......................    12.04        (0.12)         1.29          1.17           --         (0.12)             --
   Class Y......................    12.24        (0.03)         1.38          1.35           --         (0.12)             --
   From inception August 1,
     1998, through December 31,
     1998
   Class C......................    12.49(f)     (0.02)(f)      0.62(f)       0.60(f)        --(f)         --(f)           --(f)
   For the Year Ended December
     31, 1997
   Class A......................    10.68        (0.02)         2.05          2.03           --         (0.55)             --
   Class B......................    10.65        (0.03)         1.97          1.94           --         (0.55)             --
   Class Y......................    10.71        (0.01)         2.09          2.08           --         (0.55)             --
   From inception July 1, 1996
     to December 31, 1996
   Class A......................    10.00        (0.02)         1.42          1.40           --         (0.72)             --
   Class B......................    10.00        (0.02)         1.39          1.37           --         (0.72)             --
   Class Y......................    10.00           --          1.43          1.43           --         (0.72)             --
THE HARTFORD CAPITAL
 APPRECIATION FUND
   For the Ten Months Ended
     October 31, 2000
   Class A......................    31.72        (0.01)         3.15          3.14           --         (1.66)             --
   Class B......................    30.92        (0.12)         3.00          2.88           --         (1.66)             --
   Class C......................    30.89        (0.15)         3.02          2.87           --         (1.66)             --
   Class Y......................    32.27         0.03          3.30          3.33           --         (1.66)             --
   For the Year Ended December
     31, 1999
   Class A......................    20.42        (0.07)        13.28         13.21           --         (1.91)             --
   Class B......................    20.08        (0.19)        12.94         12.75           --         (1.91)             --
   Class C......................    20.08(f)     (0.12)(f)     12.84(f)      12.72(f)        --(f)      (1.91)(f)          --(f)
   Class Y......................    20.66           --         13.52         13.52           --         (1.91)             --
   For the Year Ended December
     31, 1998
   Class A......................    19.90        (0.10)         0.75          0.65           --         (0.13)             --
   Class B......................    19.71        (0.21)         0.71          0.50           --         (0.13)             --
   Class Y......................    20.05        (0.06)         0.80          0.74           --         (0.13)             --
   From inception August 1,
     1998, through December 31,
     1998
   Class C......................    19.67(f)     (0.06)(f)      0.47(f)       0.41(f)        --(f)         --(f)           --(f)
   For the Year Ended December
     31, 1997
   Class A......................    13.36        (0.03)         7.34          7.31           --         (0.77)             --
   Class B......................    13.32        (0.06)         7.22          7.16           --         (0.77)             --
   Class Y......................    13.38        (0.03)         7.47          7.44           --         (0.77)             --
   From inception July 1, 1996
     to December 31, 1996
   Class A......................    10.00        (0.03)         3.80          3.77           --         (0.41)             --
   Class B......................    10.00        (0.02)         3.75          3.73           --         (0.41)             --
   Class Y......................    10.00           --          3.79          3.79           --         (0.41)             --

---------------
(a) Information presented relates to a share of capital outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999 (See Note 11).

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                  -- RATIOS AND SUPPLEMENTAL DATA --
---------------------------------------------------------------------------------------------------
                                                                                      RATIO OF
                                                                                      EXPENSES
                                                                  NET ASSETS         TO AVERAGE
                    NET INCREASE      NET ASSET                   AT END OF          NET ASSETS
        TOTAL       (DECREASE) IN     VALUE AT        TOTAL         PERIOD       BEFORE WAIVERS AND
    DISTRIBUTIONS    NET ASSETS     END OF PERIOD   RETURN(C)   (IN THOUSANDS)     REIMBURSEMENTS
    -------------   -------------   -------------   ---------   --------------   ------------------
       $   --          $ 3.86          $13.86         38.74%(d)   $   44,917             1.72%(b)
           --            3.81           13.81         38.24(d)        20,574             2.43(b)
           --            3.81           13.81         38.24(d)        26,830             2.40(b)
           --            3.89           13.89         39.04(d)         2,507             1.20(b)
           --           (1.28)           8.72       (14.26)(d)        33,221             1.77(b)
           --           (1.32)           8.68       (14.65)(d)        15,676             2.46(b)
           --           (1.32)           8.68       (14.65)(d)        21,615             2.43(b)
           --           (1.27)           8.73       (14.16)(d)         4,677             1.32(b)
        (0.89)          (2.40)          18.08         (7.70)(d)      164,280             1.50(b)
        (0.89)          (2.47)          17.49         (8.26)(d)       71,323             2.16(b)
        (0.89)          (2.46)          17.51         (8.21)(d)       77,337             2.16(b)
        (0.89)          (2.34)          18.50         (7.27)(d)       46,205             0.96(b)
        (1.30)           7.17           20.48         65.66          109,559             1.51
        (1.30)           6.87           19.96         64.46           53,358             2.15
        (1.30)(f)        6.88(f)        19.97(f)      64.58           37,672             2.20
        (1.30)           7.37           20.84         66.37           39,536             0.99
        (0.12)           1.15           13.31         10.46           37,623             1.57
        (0.12)           1.05           13.09          9.73           18,345             2.22
        (0.12)           1.23           13.47         11.05           13,004             1.02
           --(f)         0.60(f)        13.09(f)       4.80(d)         2,765             2.46(b)
        (0.55)           1.48           12.16         19.28           19,391             1.82
        (0.55)           1.39           12.04         18.49            9,694             2.53
        (0.55)           1.53           12.24         19.69            9,062             1.30
        (0.72)           0.68           10.68         14.11(d)         4,673             4.29(b)
        (0.72)           0.65           10.65         13.81(d)           241            20.03(b)
        (0.72)           0.71           10.71         14.41(d)            72           115.33(b)
        (1.66)           1.48           33.20         10.18(d)     1,309,836             1.32(b)
        (1.66)           1.22           32.14          9.59(d)       826,495             1.97(b)
        (1.66)           1.21           32.10          9.56(d)       494,391             1.99(b)
        (1.66)           1.67           33.94         10.60(d)        89,477             0.80(b)
        (1.91)          11.30           31.72         66.76          797,656             1.38
        (1.91)          10.84           30.92         65.58          569,201             2.02
        (1.91)(f)       10.81(f)        30.89(f)      65.44          191,466             2.09
        (1.91)          11.61           32.27         67.49           64,688             0.87
        (0.13)           0.52           20.42          3.26          364,951             1.49
        (0.13)           0.37           20.08          2.52          290,756             2.15
        (0.13)           0.61           20.66          3.68           27,700             0.96
           --(f)         0.41(f)        20.08(f)       2.10(d)        15,231             2.29(b)
        (0.77)           6.54           19.90         55.11          233,601             1.69
        (0.77)           6.39           19.71         54.15          174,392             2.38
        (0.77)           6.67           20.05         56.00           26,693             1.13
        (0.41)           3.36           13.36         37.75(d)         9,028             4.15(b)
        (0.41)           3.32           13.32         37.35(d)           889             9.05(b)
        (0.41)           3.38           13.38         37.95(d)           107            93.64(b)

         -- RATIOS AND SUPPLEMENTAL DATA --
---  ------------------------------
         RATIO OF         RATIO OF
         EXPENSES           NET
        TO AVERAGE       INVESTMENT
        NET ASSETS         INCOME     PORTFOLIO
     AFTER WAIVERS AND   TO AVERAGE   TURNOVER
      REIMBURSEMENTS     NET ASSETS    RATE(E)
     -----------------   ----------   ---------
           1.65%(b)        (0.33)%(b)    92.0%
           2.35(b)         (1.03)(b)       --
           2.35(b)         (1.03)(b)       --
           1.20(b)          0.12(b)        --
           1.66(b)         (1.37)(b)   103.69
           2.35(b)         (2.07)(b)       --
           2.35(b)         (2.07)(b)       --
           1.20(b)         (0.92)(b)       --
           1.45(b)         (0.72)(b)   158.15
           2.15(b)         (1.42)(b)       --
           2.15(b)         (1.42)(b)       --
           0.96(b)         (0.23)(b)       --
           1.45            (0.92)      176.74
           2.15            (1.61)          --
           2.15            (1.61)          --
           0.99            (0.46)          --
           1.45            (0.79)      266.82
           2.15            (1.49)          --
           1.00            (0.33)          --
           2.15(b)         (1.49)(b)       --
           1.45            (0.61)      255.37
           2.15            (1.30)          --
           1.00            (0.14)          --
           1.45(b)         (0.60)(b)    69.92
           2.15(b)         (1.30)(b)       --
           1.00(b)          0.03(b)        --
           1.27(b)         (0.42)(b)   129.79
           1.97(b)         (1.12)(b)       --
           1.99(b)         (1.14)(b)       --
           0.80(b)          0.05(b)        --
           1.33            (0.61)      168.97
           2.02            (1.31)          --
           2.09            (1.37)          --
           0.87            (0.16)          --
           1.44            (0.70)      123.42
           2.15            (1.39)          --
           0.96            (0.27)          --
           2.15(b)         (1.34)(b)       --
           1.45            (0.80)      119.62
           2.15            (1.46)          --
           1.00            (0.35)          --
           1.45(b)         (0.70)(b)   149.99
           2.15(b)         (1.53)(b)       --
           1.00(b)          0.04(b)        --

 THE HARTFORD MUTUAL FUNDS, INC.

--------------------------------------------------------------------------------

                                  -- SELECTED PER-SHARE DATA(A) --
                                  -----------------------------------------------------------------------------------------------
                                                           NET REALIZED
                                                               AND                                  DISTRIBUTIONS
                                  NET ASSET      NET        UNREALIZED      TOTAL      DIVIDENDS        FROM
                                  VALUE AT    INVESTMENT       GAIN          FROM       FROM NET      REALIZED      DISTRIBUTIONS
                                  BEGINNING     INCOME      (LOSS) ON     INVESTMENT   INVESTMENT      CAPITAL          FROM
                                  OF PERIOD     (LOSS)     INVESTMENTS    OPERATIONS     INCOME         GAINS          CAPITAL
                                  ---------   ----------   ------------   ----------   ----------   -------------   -------------
THE HARTFORD MIDCAP FUND
   For the Ten Months Ended
     October 31, 2000
   Class A......................   $17.78       $(0.03)       $ 5.37        $ 5.34       $   --        $(0.70)         $   --
   Class B......................    17.54        (0.07)         5.19          5.12           --         (0.70)             --
   Class C......................    17.53        (0.10)         5.23          5.13           --         (0.70)             --
   Class Y......................    17.94        (0.01)         5.49          5.48           --         (0.70)             --
   For the Year Ended December
     31, 1999
   Class A......................    12.30        (0.03)         6.08          6.05           --         (0.57)             --
   Class B......................    12.22        (0.03)         5.92          5.89           --         (0.57)             --
   Class C......................    12.21(f)     (0.04)(f)      5.93(f)       5.89(f)        --(f)      (0.57)(f)          --(f)
   Class Y......................    12.35        (0.02)         6.18          6.16           --         (0.57)             --
   For the Year Ended December
     31, 1998
   Class A......................    10.00        (0.05)         2.35          2.30           --            --              --
   Class B......................    10.00        (0.10)         2.32          2.22           --            --              --
   Class Y......................    10.00        (0.02)         2.37          2.35           --            --              --
   From inception August 1,
     1998, through December 31,
     1998
   Class C......................    11.23(f)     (0.03)(f)      1.01(f)       0.98(f)        --(f)         --(f)           --(f)
THE HARTFORD INTERNATIONAL
 OPPORTUNITIES FUND
   For the Ten Months Ended
     October 31, 2000
   Class A......................    15.43         0.08         (2.42)        (2.34)       (0.01)        (0.05)             --
   Class B......................    15.17         0.01         (2.39)        (2.38)          --         (0.05)             --
   Class C......................    15.10         0.07         (2.44)        (2.37)          --         (0.05)             --
   Class Y......................    15.56         0.12         (2.43)        (2.31)       (0.01)        (0.05)             --
   For the Year Ended December
     31, 1999
   Class A......................    11.89         0.06          4.46          4.52        (0.15)        (0.83)             --
   Class B......................    11.73         0.01          4.32          4.33        (0.06)        (0.83)             --
   Class C......................    11.74(f)     (0.02)(f)      4.33(f)       4.31(f)     (0.12)(f)     (0.83)(f)          --(f)
   Class Y......................    11.97         0.09          4.51          4.60        (0.18)        (0.83)             --
   For the Year Ended December
     31, 1998
   Class A......................    10.58         0.07          1.26          1.33        (0.02)           --              --
   Class B......................    10.49         0.01          1.23          1.24           --            --              --
   Class Y......................    10.62         0.12          1.27          1.39        (0.04)           --              --
   From inception August 1,
     1998, through December 31,
     1998
   Class C......................    12.26(f)     (0.01)(f)     (0.49)(f)     (0.50)(f)    (0.03)(f)        --(f)           --(f)
   For the Year Ended December
     31, 1997
   Class A......................    10.72         0.09         (0.01)         0.08        (0.05)        (0.17)             --
   Class B......................    10.69         0.07         (0.06)         0.01        (0.04)        (0.17)             --
   Class Y......................    10.73         0.15         (0.02)         0.13        (0.07)        (0.17)             --
   From inception July 1, 1996
     to December 31, 1996
   Class A......................    10.00         0.02          0.79          0.81        (0.06)        (0.03)             --
   Class B......................    10.00        (0.01)         0.80          0.79        (0.07)        (0.03)             --
   Class Y......................    10.00           --          0.84          0.84        (0.08)        (0.03)             --
THE HARTFORD GLOBAL LEADERS FUND
   For the Ten Months Ended
     October 31, 2000
   Class A......................    18.56           --         (0.92)        (0.92)          --         (0.09)             --
   Class B......................    18.40        (0.06)        (0.96)        (1.02)          --         (0.09)             --
   Class C......................    18.40        (0.06)        (0.95)        (1.01)          --         (0.09)             --
   Class Y......................    18.68         0.03         (0.89)        (0.86)          --         (0.09)             --
   For the Year Ended December
     31, 1999
   Class A......................    12.67           --          6.01          6.01           --         (0.12)             --
   Class B......................    12.65        (0.02)         5.89          5.87           --         (0.12)             --
   Class C......................    12.65        (0.02)         5.89          5.87           --         (0.12)             --
   Class Y......................    12.69         0.03          6.08          6.11           --         (0.12)             --
   From inception September 30,
     1998, through December 31,
     1998
   Class A......................    10.00        (0.01)         3.03          3.02           --         (0.35)             --
   Class B......................    10.00        (0.02)         3.02          3.00           --         (0.35)             --
   Class C......................    10.00        (0.02)         3.02          3.00           --         (0.35)             --
   Class Y......................    10.00         0.01          3.03          3.04           --         (0.35)             --

---------------
(a) Information presented relates to a share of capital outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999 (See Note 11).

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                  -- RATIOS AND SUPPLEMENTAL DATA --
---------------------------------------------------------------------------------------------------
                                                                                      RATIO OF
                                                                                      EXPENSES
                                                                  NET ASSETS         TO AVERAGE
                    NET INCREASE      NET ASSET                   AT END OF          NET ASSETS
        TOTAL       (DECREASE) IN     VALUE AT        TOTAL         PERIOD       BEFORE WAIVERS AND
    DISTRIBUTIONS    NET ASSETS     END OF PERIOD   RETURN(C)   (IN THOUSANDS)     REIMBURSEMENTS
    -------------   -------------   -------------   ---------   --------------   ------------------
       $(0.70)         $ 4.64          $22.42         30.50%(d)   $  425,686             1.48%(b)
        (0.70)           4.42           21.96         29.72(d)       185,830             2.15(b)
        (0.70)           4.43           21.96         29.72(d)       217,965             2.14(b)
        (0.70)           4.78           22.72         31.01(d)        62,343             0.96(b)
        (0.57)           5.48           17.78         50.17          118,194             1.51
        (0.57)           5.32           17.54         49.10           50,301             2.17
        (0.57)(f)        5.32(f)        17.53(f)      49.22           48,310             2.22
        (0.57)           5.59           17.94         50.87           17,997             0.97
           --            2.30           12.30         23.12           24,294             1.62
           --            2.22           12.22         22.32            8,403             2.31
           --            2.35           12.35         23.62            3,750             1.12
           --(f)         0.98(f)        12.21(f)       8.70(d)         1,077             2.57(b)
        (0.06)          (2.40)          13.03       (15.18)(d)        89,309             1.60(b)
        (0.05)          (2.43)          12.74       (15.70)(d)        25,872             2.29(b)
        (0.05)          (2.42)          12.68       (15.70)(d)        26,912             2.27(b)
        (0.06)          (2.37)          13.19       (14.91)(d)        22,454             1.06(b)
        (0.98)           3.54           15.43         39.13           63,281             1.61
        (0.89)           3.44           15.17         38.11           22,835             2.26
        (0.95)(f)        3.36(f)        15.10(f)      37.98           13,514             2.31
        (1.01)           3.59           15.56         39.63           25,403             1.11
        (0.02)           1.31           11.89         12.53           32,014             1.89
           --            1.24           11.73         11.82           11,767             2.56
        (0.04)           1.35           11.97         13.11           10,860             1.36
        (0.03)(f)       (0.53)(f)       11.74(f)      (4.05)(d)        1,379             2.83(b)
        (0.22)          (0.14)          10.58          0.84           15,701             2.30
        (0.21)          (0.20)          10.49          0.12            7,188             3.03
        (0.24)          (0.11)          10.62          1.31            6,422             1.76
        (0.09)           0.72           10.72          8.14(d)         4,294             5.40(b)
        (0.10)           0.69           10.69          7.86(d)           163            32.61(b)
        (0.11)           0.73           10.73          8.36(d)            64           126.52(b)
        (0.09)          (1.01)          17.55         (4.98)(d)      255,959             1.53(b)
        (0.09)          (1.11)          17.29         (5.56)(d)       75,702             2.22(b)
        (0.09)          (1.10)          17.30         (5.51)(d)      142,549             2.19(b)
        (0.09)          (0.95)          17.73         (4.62)(d)       10,001             1.01(b)
        (0.12)           5.89           18.56         47.68           84,632             1.62
        (0.12)           5.75           18.40         46.64           24,588             2.29
        (0.12)           5.75           18.40         46.64           43,012             2.33
        (0.12)           5.99           18.68         48.39            4,423             1.10
        (0.35)           2.67           12.67         30.36(d)         3,771             2.71(b)
        (0.35)           2.65           12.65         30.16(d)           486             3.55(b)
        (0.35)           2.65           12.65         30.16(d)           517             3.57(b)
        (0.35)           2.69           12.69         30.57(d)           392             2.46(b)

         -- RATIOS AND SUPPLEMENTAL DATA --
---  ------------------------------
         RATIO OF         RATIO OF
         EXPENSES           NET
        TO AVERAGE       INVESTMENT
        NET ASSETS         INCOME     PORTFOLIO
     AFTER WAIVERS AND   TO AVERAGE   TURNOVER
      REIMBURSEMENTS     NET ASSETS    RATE(E)
     -----------------   ----------   ---------
           1.43%(b)        (0.80)%(b)  110.37%
           2.15(b)         (1.52)(b)       --
           2.14(b)         (1.51)(b)       --
           0.96(b)         (0.33)(b)       --
           1.45            (0.79)      122.52
           2.15            (1.48)          --
           2.15            (1.48)          --
           0.97            (0.31)          --
           1.45            (0.78)      139.02
           2.15            (1.48)          --
           1.00            (0.33)          --
           2.15(b)         (1.45)(b)       --
           1.55(b)          0.64(b)    120.85
           2.29(b)         (0.09)(b)       --
           2.27(b)         (0.07)(b)       --
           1.06(b)          1.13(b)        --
           1.56             0.61       128.26
           2.26            (0.09)          --
           2.31            (0.13)          --
           1.11             1.07           --
           1.65             0.69       148.58
           2.35             0.01           --
           1.20             1.17           --
           2.35(b)         (0.71)(b)       --
           1.65             0.88        59.16
           2.35            (0.05)          --
           1.20             1.33           --
           1.65(b)          0.51(b)     21.51
           2.35(b)         (0.86)(b)       --
           1.20(b)          0.57(b)        --
           1.48(b)         (0.06)(b)   290.04
           2.22(b)         (0.80)(b)       --
           2.19(b)         (0.77)(b)       --
           1.01(b)          0.41(b)        --
           1.57            (0.15)      203.74
           2.29            (0.86)          --
           2.33            (0.89)          --
           1.10             0.32           --
           1.65(b)         (0.19)(b)    49.04
           2.35(b)         (0.92)(b)       --
           2.35(b)         (0.90)(b)       --
           1.20(b)          0.31(b)        --

 THE HARTFORD MUTUAL FUNDS, INC.

--------------------------------------------------------------------------------

                                  -- SELECTED PER-SHARE DATA(A) --
                                  -----------------------------------------------------------------------------------------------
                                                           NET REALIZED
                                                               AND                                  DISTRIBUTIONS
                                  NET ASSET      NET        UNREALIZED      TOTAL      DIVIDENDS        FROM
                                  VALUE AT    INVESTMENT       GAIN          FROM       FROM NET      REALIZED      DISTRIBUTIONS
                                  BEGINNING     INCOME      (LOSS) ON     INVESTMENT   INVESTMENT      CAPITAL          FROM
                                  OF PERIOD     (LOSS)     INVESTMENTS    OPERATIONS     INCOME         GAINS          CAPITAL
                                  ---------   ----------   ------------   ----------   ----------   -------------   -------------
THE HARTFORD STOCK FUND
   For the Ten Months Ended
     October 31, 2000
   Class A......................   $23.64       $(0.03)       $   --        $(0.03)      $   --        $(0.21)         $   --
   Class B......................    23.06        (0.12)        (0.04)        (0.16)          --         (0.21)             --
   Class C......................    23.05        (0.11)        (0.05)        (0.16)          --         (0.21)             --
   Class Y......................    23.99         0.05          0.02          0.07           --         (0.21)             --
   For the Year Ended December
     31, 1999
   Class A......................    19.70           --          4.36          4.36           --         (0.42)             --
   Class B......................    19.36        (0.07)         4.19          4.12           --         (0.42)             --
   Class C......................    19.36(f)     (0.08)(f)      4.19(f)       4.11(f)        --(f)      (0.42)(f)          --(f)
   Class Y......................    19.89        (0.01)         4.53          4.52           --         (0.42)             --
   For the Year Ended December
     31, 1998
   Class A......................    15.16        (0.01)         4.75          4.74           --         (0.19)          (0.01)
   Class B......................    15.01        (0.05)         4.60          4.55           --         (0.19)          (0.01)
   Class Y......................    15.25         0.06          4.78          4.84           --         (0.19)          (0.01)
   From inception August 1,
     1998, through December 31,
     1998
   Class C......................    18.53(f)     (0.02)(f)      1.22(f)       1.20(f)        --(f)      (0.35)(f)       (0.02)(f)
   For the Year Ended December
     31, 1997
   Class A......................    11.53           --          3.66          3.66           --         (0.03)             --
   Class B......................    11.50        (0.02)         3.56          3.54           --         (0.03)             --
   Class Y......................    11.55         0.03          3.70          3.73           --         (0.03)             --
   From inception July 1, 1996
     to December 31, 1996
   Class A......................    10.00         0.02          1.53          1.55        (0.02)           --              --
   Class B......................    10.00           --          1.52          1.52        (0.02)           --              --
   Class Y......................    10.00         0.01          1.57          1.58        (0.03)           --              --
THE HARTFORD GROWTH AND INCOME
 FUND
   For the Ten Months Ended
     October 31, 2000
   Class A......................    13.72        (0.02)         0.04          0.02           --         (0.11)             --
   Class B......................    13.58        (0.06)        (0.01)        (0.07)          --         (0.11)             --
   Class C......................    13.58        (0.06)           --         (0.06)          --         (0.11)             --
   Class Y......................    13.83         0.02          0.04          0.06           --         (0.11)             --
   For the Year Ended December
     31, 1999
   Class A......................    11.45         0.01          2.36          2.37           --         (0.10)             --
   Class B......................    11.41        (0.02)         2.29          2.27           --         (0.10)             --
   Class C......................    11.41(f)     (0.03)(f)      2.30(f)       2.27(f)        --(f)      (0.10)(f)          --(f)
   Class Y......................    11.48         0.06          2.39          2.45           --         (0.10)             --
   From inception April 30,
     1998, through December 31,
     1998
   Class A......................    10.00         0.02          1.45          1.47           --            --           (0.02)
   Class B......................    10.00        (0.01)         1.43          1.42           --            --           (0.01)
   Class Y......................    10.00         0.05          1.46          1.51           --            --           (0.03)
   From inception August 1,
     1998, through December 31,
     1998
   Class C......................    10.14(f)      0.01(f)       1.29(f)       1.30(f)        --(f)         --(f)        (0.03)(f)
THE HARTFORD DIVIDEND AND GROWTH
 FUND
   For the Ten Months Ended
     October 31, 2000
   Class A......................    16.85         0.15          0.98          1.13        (0.12)        (0.08)             --
   Class B......................    16.69         0.04          0.98          1.02        (0.04)        (0.08)             --
   Class C......................    16.67         0.07          0.95          1.02        (0.04)        (0.08)             --
   Class Y......................    16.96         0.22          1.01          1.23        (0.16)        (0.08)             --
   For the Year Ended December
     31, 1999
   Class A......................    16.62         0.15          0.60          0.75        (0.17)        (0.35)             --
   Class B......................    16.47         0.04          0.58          0.62        (0.05)        (0.35)             --
   Class C......................    16.48(f)      0.04(f)       0.58(f)       0.62(f)     (0.08)(f)     (0.35)(f)          --(f)
   Class Y......................    16.69         0.21          0.63          0.84        (0.22)        (0.35)             --
   For the Year Ended December
     31, 1998
   Class A......................    14.72         0.15          1.97          2.12        (0.15)        (0.07)             --
   Class B......................    14.61         0.06          1.92          1.98        (0.05)        (0.07)             --
   Class Y......................    14.77         0.24          1.94          2.18        (0.19)        (0.07)             --
   From inception August 1,
     1998, through December 31,
     1998
   Class C......................    15.94(f)      0.05(f)       0.70(f)       0.75(f)     (0.10)(f)     (0.11)(f)          --(f)
   For the Year Ended December
     31, 1997
   Class A......................    11.45         0.13          3.40          3.53        (0.12)        (0.14)             --
   Class B......................    11.40         0.13          3.30          3.43        (0.08)        (0.14)             --
   Class Y......................    11.46         0.21          3.39          3.60        (0.15)        (0.14)             --
   From inception July 1, 1996
     to December 31, 1996
   Class A......................    10.00         0.07          1.46          1.53        (0.06)        (0.02)             --
   Class B......................    10.00         0.01          1.48          1.49        (0.07)        (0.02)             --
   Class Y......................    10.00         0.02          1.53          1.55        (0.07)        (0.02)             --

---------------
(a) Information presented relates to a share of capital outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999 (See Note 11).

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                  -- RATIOS AND SUPPLEMENTAL DATA --
---------------------------------------------------------------------------------------------------
                                                                                      RATIO OF
                                                                                      EXPENSES
                                                                  NET ASSETS         TO AVERAGE
                    NET INCREASE      NET ASSET                   AT END OF          NET ASSETS
        TOTAL       (DECREASE) IN     VALUE AT        TOTAL         PERIOD       BEFORE WAIVERS AND
    DISTRIBUTIONS    NET ASSETS     END OF PERIOD   RETURN(C)   (IN THOUSANDS)     REIMBURSEMENTS
    -------------   -------------   -------------   ---------   --------------   ------------------
       $(0.21)         $(0.24)         $23.40         (0.14)%(d)   $1,067,970            1.32%(b)
        (0.21)          (0.37)          22.69       (0.71)(d)        578,402             1.99(b)
        (0.21)          (0.37)          22.68       (0.71)(d)        492,996             1.98(b)
        (0.21)          (0.14)          23.85          0.28(d)        32,123             0.80(b)
        (0.42)           3.94           23.64         22.31          752,763             1.38
        (0.42)           3.70           23.06         21.46          462,318             2.03
        (0.42)(f)        3.69(f)        23.05(f)      21.40          305,566             2.07
        (0.42)           4.10           23.99         22.91           31,129             0.91
        (0.20)           4.54           19.70         31.33          268,226             1.49
        (0.20)           4.35           19.36         30.38          185,205             2.16
        (0.20)           4.64           19.89         31.80            7,919             0.96
        (0.37)(f)        0.83(f)        19.36(f)       6.60(d)        36,039             2.24(b)
        (0.03)           3.63           15.16         31.78           65,763             1.69
        (0.03)           3.51           15.01         30.82           35,294             2.38
        (0.03)           3.70           15.25         32.33            5,510             1.11
        (0.02)           1.53           11.53         15.50(d)         6,273             4.01(b)
        (0.02)           1.50           11.50         15.20(d)         1,254             7.76(b)
        (0.03)           1.55           11.55         15.80(d)            44           133.50(b)
        (0.11)          (0.09)          13.63          0.15(d)       197,176             1.43(b)
        (0.11)          (0.18)          13.40       (0.51)(d)         41,126             2.11(b)
        (0.11)          (0.17)          13.41       (0.44)(d)         63,650             2.09(b)
        (0.11)          (0.05)          13.78          0.44(d)           490             0.95(b)
        (0.10)           2.27           13.72         20.80           74,764             1.49
        (0.10)           2.17           13.58         20.00           20,375             2.13
        (0.10)(f)        2.17(f)        13.58(f)      19.98           29,265             2.16
        (0.10)           2.35           13.83         21.45              480             0.93
        (0.02)           1.45           11.45         14.78(d)        11,120             1.63(b)
        (0.01)           1.41           11.41         14.21(d)         3,538             2.32(b)
        (0.03)           1.48           11.48         15.18(d)           386             1.20(b)
        (0.03)(f)        1.27(f)        11.41(f)      12.80(d)         3,726             2.38(b)
        (0.20)           0.93           17.78          6.77(d)       294,903             1.36(b)
        (0.11)           0.91           17.60          6.17(d)       118,936             2.03(b)
        (0.12)           0.90           17.57          6.17(d)        63,503             2.03(b)
        (0.23)           1.00           17.96          7.37(d)        22,441             0.85(b)
        (0.52)           0.23           16.85          4.57          242,054             1.38
        (0.40)           0.22           16.69          3.82          121,977             2.02
        (0.43)(f)        0.19(f)        16.67(f)       3.76           42,869             2.07
        (0.57)           0.27           16.96          5.10           23,616             0.87
        (0.22)           1.90           16.62         14.47          182,495             1.43
        (0.12)           1.86           16.47         13.62          108,344             2.10
        (0.26)           1.92           16.69         14.86           17,098             0.91
        (0.21)(f)        0.54(f)        16.48(f)       4.82(d)         9,682             2.20(b)
        (0.26)           3.27           14.72         30.99           67,861             1.64
        (0.22)           3.21           14.61         30.20           33,730             2.34
        (0.29)           3.31           14.77         31.59           13,236             1.09
        (0.08)           1.45           11.45         15.29(d)         6,083             4.17(b)
        (0.09)           1.40           11.40         14.82(d)        33,741            12.97(b)
        (0.09)           1.46           11.46         15.49(d)        13,241           141.53(b)

         -- RATIOS AND SUPPLEMENTAL DATA --
---  ------------------------------
         RATIO OF         RATIO OF
         EXPENSES           NET
        TO AVERAGE       INVESTMENT
        NET ASSETS         INCOME     PORTFOLIO
     AFTER WAIVERS AND   TO AVERAGE   TURNOVER
      REIMBURSEMENTS     NET ASSETS    RATE(E)
     -----------------   ----------   ---------
           1.27%(b)        (0.19)%(b)   37.85%
           1.99(b)         (0.90)(b)       --
           1.98(b)         (0.90)(b)       --
           0.80(b)          0.28(b)        --
           1.33            (0.06)       33.62
           2.03            (0.75)          --
           2.07            (0.78)          --
           0.91             0.36           --
           1.44            (0.07)       37.03
           2.15            (0.77)          --
           0.96             0.36           --
           2.15(b)         (0.76)(b)       --
           1.45             0.06        42.83
           2.15            (0.66)          --
           1.00             0.53           --
           1.45(b)          0.71(b)     11.87
           2.15(b)         (0.12)(b)       --
           1.00(b)          1.37(b)        --
           1.38(b)         (0.17)(b)    62.61
           2.11(b)         (0.90)(b)       --
           2.09(b)         (0.88)(b)       --
           0.95(b)          0.26(b)        --
           1.44             0.01        52.98
           2.13            (0.68)          --
           2.15            (0.69)          --
           0.93             0.51           --
           1.45(b)          0.23(b)     35.10
           2.15(b)         (0.47)(b)       --
           1.00(b)          0.76(b)        --
           2.15(b)         (0.53)(b)       --
           1.31(b)          0.99(b)     56.24
           2.03(b)          0.27(b)        --
           2.03(b)          0.27(b)        --
           0.85(b)          1.45(b)        --
           1.33             0.94        50.21
           2.02             0.25           --
           2.07             0.21           --
           0.87             1.42           --
           1.38             1.08        46.43
           2.10             0.39           --
           0.91             1.53           --
           2.10(b)          0.23(b)        --
           1.40             1.42        28.75
           2.10             0.69           --
           0.95             1.83           --
           1.40(b)          1.95(b)     29.80
           2.10(b)          0.82(b)        --
           0.95(b)          2.41(b)        --

 THE HARTFORD MUTUAL FUNDS, INC.

--------------------------------------------------------------------------------

                                  -- SELECTED PER-SHARE DATA(A) --
                                  -----------------------------------------------------------------------------------------------
                                                           NET REALIZED
                                                               AND                                  DISTRIBUTIONS
                                  NET ASSET      NET        UNREALIZED      TOTAL      DIVIDENDS        FROM
                                  VALUE AT    INVESTMENT       GAIN          FROM       FROM NET      REALIZED      DISTRIBUTIONS
                                  BEGINNING     INCOME      (LOSS) ON     INVESTMENT   INVESTMENT      CAPITAL          FROM
                                  OF PERIOD     (LOSS)     INVESTMENTS    OPERATIONS     INCOME         GAINS          CAPITAL
                                  ---------   ----------   ------------   ----------   ----------   -------------   -------------
THE HARTFORD ADVISERS FUND
   For the Ten Months Ended
     October 31, 2000
   Class A......................   $17.02       $ 0.24        $ 0.19        $ 0.43       $(0.22)       $(0.16)         $   --
   Class B......................    16.87         0.15          0.17          0.32        (0.13)        (0.16)             --
   Class C......................    17.02         0.15          0.17          0.32        (0.13)        (0.16)             --
   Class Y......................    17.16         0.33          0.16          0.49        (0.25)        (0.16)             --
   For the Year Ended December
     31, 1999
   Class A......................    15.71         0.27          1.60          1.87        (0.25)        (0.31)             --
   Class B......................    15.59         0.16          1.58          1.74        (0.15)        (0.31)             --
   Class C......................    15.73(f)      0.17(f)       1.58(f)       1.75(f)     (0.15)(f)     (0.31)(f)          --(f)
   Class Y......................    15.80         0.35          1.61          1.96        (0.29)        (0.31)             --
   For the Year Ended December
     31, 1998
   Class A......................    13.41         0.23          2.58          2.81        (0.25)        (0.26)             --
   Class B......................    13.33         0.15          2.54          2.69        (0.17)        (0.26)             --
   Class Y......................    13.46         0.29          2.59          2.88        (0.28)        (0.26)             --
   From inception August 1,
     1998, through December 31,
     1998
   Class C......................    15.56(f)      0.16(f)       0.64(f)       0.80(f)     (0.22)(f)     (0.40)(f)          --(f)
   For the Year Ended December
     31, 1997
   Class A......................    11.08         0.16          2.41          2.57        (0.17)        (0.07)             --
   Class B......................    11.05         0.16          2.31          2.47        (0.12)        (0.07)             --
   Class Y......................    11.10         0.31          2.32          2.63        (0.20)        (0.07)             --
   From inception July 1, 1996
     to December 31, 1996
   Class A......................    10.00         0.09          1.07          1.16        (0.08)           --              --
   Class B......................    10.00         0.02          1.11          1.13        (0.08)           --              --
   Class Y......................    10.00         0.03          1.16          1.19        (0.09)           --              --
THE HARTFORD HIGH YIELD FUND
   For the Ten Months Ended
     October 31, 2000
   Class A......................     9.75         0.66         (0.69)        (0.03)       (0.66)           --              --
   Class B......................     9.74         0.62         (0.71)        (0.09)       (0.60)           --              --
   Class C......................     9.74         0.61         (0.70)        (0.09)       (0.60)           --              --
   Class Y......................     9.78         0.69         (0.69)           --        (0.68)           --              --
   For the Year Ended December
     31, 1999
   Class A......................    10.15         0.75         (0.40)         0.35        (0.75)           --              --
   Class B......................    10.14         0.68         (0.40)         0.28        (0.68)           --              --
   Class C......................    10.14         0.68         (0.40)         0.28        (0.68)           --              --
   Class Y......................    10.16         0.78         (0.39)         0.39        (0.77)           --              --
   From inception September 30,
     1998, through December 31,
     1998
   Class A......................    10.00         0.19          0.13          0.32        (0.17)           --              --
   Class B......................    10.00         0.16          0.14          0.30        (0.16)           --              --
   Class C......................    10.00         0.16          0.14          0.30        (0.16)           --              --
   Class Y......................    10.00         0.21          0.13          0.34        (0.18)           --              --
THE HARTFORD BOND INCOME
 STRATEGY FUND
   For the Ten Months Ended
     October 31, 2000
   Class A......................     9.93         0.50          0.19          0.69        (0.48)           --              --
   Class B......................     9.90         0.43          0.20          0.63        (0.43)           --              --
   Class C......................     9.93         0.44          0.20          0.64        (0.43)           --              --
   Class Y......................     9.99         0.54          0.20          0.74        (0.51)           --              --
   For the Year Ended December
     31, 1999
   Class A......................    10.76         0.54         (0.83)        (0.29)       (0.52)        (0.02)             --
   Class B......................    10.72         0.47         (0.82)        (0.35)       (0.45)        (0.02)             --
   Class C......................    10.76(f)      0.47(f)      (0.82)(f)     (0.35)(f)    (0.46)(f)     (0.02)(f)          --(f)
   Class Y......................    10.81         0.55         (0.80)        (0.25)       (0.55)        (0.02)             --
   For the Year Ended December
     31, 1998
   Class A......................    10.61         0.54          0.23          0.77        (0.54)        (0.08)             --
   Class B......................    10.58         0.47          0.22          0.69        (0.47)        (0.08)             --
   Class Y......................    10.64         0.58          0.24          0.82        (0.57)        (0.08)             --
   From inception August 1,
     1998, through December 31,
     1998
   Class C......................    10.70(f)      0.19(f)       0.15(f)       0.34(f)     (0.21)(f)     (0.07)(f)          --(f)
   For the Year Ended December
     31, 1997
   Class A......................    10.26         0.57          0.50          1.07        (0.56)        (0.16)             --
   Class B......................    10.25         0.53          0.46          0.99        (0.50)        (0.16)             --
   Class Y......................    10.27         0.58          0.54          1.12        (0.59)        (0.16)             --
   From inception July 1, 1996
     to December 31, 1996
   Class A......................    10.00         0.26          0.31          0.57        (0.25)        (0.06)             --
   Class B......................    10.00         0.20          0.34          0.54        (0.23)        (0.06)             --
   Class Y......................    10.00         0.28          0.31          0.59        (0.26)        (0.06)             --

---------------
(a) Information presented relates to a share of capital outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999 (See Note 11).

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                  -- RATIOS AND SUPPLEMENTAL DATA --
---------------------------------------------------------------------------------------------------
                                                                                      RATIO OF
                                                                                      EXPENSES
                                                                  NET ASSETS         TO AVERAGE
                    NET INCREASE      NET ASSET                   AT END OF          NET ASSETS
        TOTAL       (DECREASE) IN     VALUE AT        TOTAL         PERIOD       BEFORE WAIVERS AND
    DISTRIBUTIONS    NET ASSETS     END OF PERIOD   RETURN(C)   (IN THOUSANDS)     REIMBURSEMENTS
    -------------   -------------   -------------   ---------   --------------   ------------------
       $(0.38)         $ 0.05          $17.07          2.52%(d)   $  893,954             1.26%(b)
        (0.29)           0.03           16.90          1.89(d)       631,930             1.92(b)
        (0.29)           0.03           17.05          1.89(d)       432,171             1.92(b)
        (0.41)           0.08           17.24          2.90(d)        64,889             0.75(b)
        (0.56)           1.31           17.02         12.08          693,136             1.31
        (0.46)           1.28           16.87         11.29          555,338             1.97
        (0.46)(f)        1.29(f)        17.02(f)      11.29          323,631             1.99
        (0.60)           1.36           17.16         12.62           68,133             0.79
        (0.51)           2.30           15.71         21.09          316,435             1.43
        (0.43)           2.26           15.59         20.27          237,959             2.11
        (0.54)           2.34           15.80         21.62           57,891             0.90
        (0.62)(f)        0.17(f)        15.73(f)       5.25(d)        54,907             2.18(b)
        (0.24)           2.33           13.41         23.30           98,633             1.60
        (0.19)           2.28           13.33         22.44           39,334             2.31
        (0.27)           2.36           13.46         23.80           39,773             1.03
        (0.08)           1.08           11.08         11.56(d)        14,347             2.99(b)
        (0.08)           1.05           11.05         11.28(d)         1,499             6.71(b)
        (0.09)           1.10           11.10         11.88(d)            34           144.82(b)
        (0.66)          (0.69)           9.06       (0.35)(d)         23,214             1.38(b)
        (0.60)          (0.69)           9.05       (0.92)(d)          7,929             2.04(b)
        (0.60)          (0.69)           9.05       (0.90)(d)          9,534             2.04(b)
        (0.68)          (0.68)           9.10          0.02(d)         2,955             0.89(b)
        (0.75)          (0.40)           9.75          3.47           17,465             1.41
        (0.68)          (0.40)           9.74          2.80            7,436             2.08
        (0.68)          (0.40)           9.74          2.81            8,573             2.09
        (0.77)          (0.38)           9.78          3.98            2,314             0.90
        (0.17)           0.15           10.15          3.33(d)         8,507             1.58(b)
        (0.16)           0.14           10.14          3.09(d)         2,322             2.31(b)
        (0.16)           0.14           10.14          3.08(d)         2,278             2.31(b)
        (0.18)           0.16           10.16          3.51(d)         1,034             1.17(b)
        (0.48)           0.21           10.14          7.17(d)        37,290             1.29(b)
        (0.43)           0.20           10.10          6.48(d)        22,197             1.95(b)
        (0.43)           0.21           10.14          6.55(d)        16,886             1.94(b)
        (0.51)           0.23           10.22          7.60(d)        30,334             0.77(b)
        (0.54)          (0.83)           9.93        (2.71)           57,320             1.29
        (0.47)          (0.82)           9.90        (3.30)           21,442             1.94
        (0.48)(f)       (0.83)(f)        9.93(f)     (3.36)           18,136             1.97
        (0.57)          (0.82)           9.99        (2.31)           28,052             0.80
        (0.62)           0.15           10.76          7.48           47,143             1.32
        (0.55)           0.14           10.72          6.70           16,772             2.01
        (0.65)           0.17           10.81          7.98           10,766             0.84
        (0.27)(f)        0.06(f)        10.76(f)       3.19(d)         5,420             2.13(b)
        (0.72)           0.35           10.61         10.80           28,589             1.49
        (0.66)           0.33           10.58          9.96            5,745             2.19
        (0.75)           0.37           10.64         11.30            5,756             1.01
        (0.31)           0.26           10.26          5.73(d)        10,925             2.77(b)
        (0.29)           0.25           10.25          5.38(d)           124            22.36(b)
        (0.32)           0.27           10.27          5.95(d)             5           185.34(b)

         -- RATIOS AND SUPPLEMENTAL DATA --
---  ------------------------------
         RATIO OF         RATIO OF
         EXPENSES           NET
        TO AVERAGE       INVESTMENT
        NET ASSETS         INCOME     PORTFOLIO
     AFTER WAIVERS AND   TO AVERAGE   TURNOVER
      REIMBURSEMENTS     NET ASSETS    RATE(E)
     -----------------   ----------   ---------
           1.21%(b)         1.76%(b)    38.37%
           1.92(b)          1.05(b)        --
           1.92(b)          1.05(b)        --
           0.75(b)          2.22(b)        --
           1.26             1.72        34.63
           1.97             1.00           --
           1.99             0.99           --
           0.79             2.18           --
           1.38             1.67        40.24
           2.10             0.98           --
           0.90             2.09           --
           2.10(b)          1.06(b)        --
           1.40             1.54        38.62
           2.10             0.80           --
           0.95             2.08           --
           1.40(b)          2.13(b)     19.75
           2.10(b)          1.24(b)        --
           0.95(b)          2.75(b)        --
           1.33(b)          8.55(b)     57.19
           2.04(b)          7.84(b)        --
           2.04(b)          7.83(b)        --
           0.89(b)          8.99(b)        --
           1.36             7.74        52.96
           2.08             7.03           --
           2.09             7.01           --
           0.90             8.20           --
           1.40(b)          7.06(b)     10.85
           2.10(b)          6.50(b)        --
           2.10(b)          6.49(b)        --
           0.95(b)          7.48(b)        --
           1.24(b)          5.88(b)    139.94
           1.95(b)          5.17(b)        --
           1.94(b)          5.18(b)        --
           0.77(b)          6.34(b)        --
           1.24             5.32       113.37
           1.94             4.62           --
           1.95             4.62           --
           0.80             5.77           --
           1.25             5.04       135.01
           1.95             4.32           --
           0.80             5.48           --
           1.95(b)          4.13(b)        --
           1.25             5.59       220.45
           1.95             4.85           --
           0.80             5.98           --
           1.25(b)          5.72(b)     75.52
           1.95(b)          5.22(b)        --
           0.80(b)          6.17(b)        --

 THE HARTFORD MUTUAL FUNDS, INC.

--------------------------------------------------------------------------------

                                  -- SELECTED PER-SHARE DATA(A) --
                                  -----------------------------------------------------------------------------------------------
                                                           NET REALIZED
                                                               AND                                  DISTRIBUTIONS
                                  NET ASSET                 UNREALIZED      TOTAL      DIVIDENDS        FROM
                                  VALUE AT       NET           GAIN          FROM       FROM NET      REALIZED      DISTRIBUTIONS
                                  BEGINNING   INVESTMENT    (LOSS) ON     INVESTMENT   INVESTMENT      CAPITAL          FROM
                                  OF PERIOD     INCOME     INVESTMENTS    OPERATIONS     INCOME         GAINS          CAPITAL
                                  ---------   ----------   ------------   ----------   ----------   -------------   -------------
THE HARTFORD MONEY MARKET FUND
   For the Ten Months Ended
     October 31, 2000
   Class A......................   $ 1.00       $ 0.04        $   --        $ 0.04       $(0.04)       $   --          $   --
   Class B......................     1.00         0.04            --          0.04        (0.04)           --              --
   Class C......................     1.00         0.04            --          0.04        (0.04)           --              --
   Class Y......................     1.00         0.05            --          0.05        (0.05)           --              --
   For the Year Ended December
     31, 1999
   Class A......................     1.00         0.04            --          0.04        (0.04)           --              --
   Class B......................     1.00         0.04            --          0.04        (0.04)           --              --
   Class C......................     1.00         0.04            --          0.04        (0.04)           --              --
   Class Y......................     1.00         0.05            --          0.05        (0.05)           --              --
   For the Year Ended December
     31, 1998
   Class A......................     1.00         0.05            --          0.05        (0.05)           --              --
   Class B......................     1.00         0.04            --          0.04        (0.04)           --              --
   Class Y......................     1.00         0.05            --          0.05        (0.05)           --              --
   From inception August 1,
     1998, through December 31,
     1998
   Class C......................     1.00         0.02            --          0.02        (0.02)           --              --
   For the Year Ended December
     31, 1997
   Class A......................     1.00         0.05            --          0.05        (0.05)           --              --
   Class Y......................     1.00         0.05            --          0.05        (0.05)           --              --
   From inception August 22,
     1997 to December 31, 1997
   Class B......................     1.00         0.01            --          0.01        (0.01)           --              --
   From inception July 1, 1996
     to December 31, 1996
   Class A......................     1.00         0.02            --          0.02        (0.02)           --              --
   Class Y......................     1.00         0.02            --          0.02        (0.02)           --              --

---------------
(a) Information presented relates to a share of capital outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999 (See Note 11).

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                  -- RATIOS AND SUPPLEMENTAL DATA --
---------------------------------------------------------------------------------------------------
                                                                                      RATIO OF
                                                                                      EXPENSES
                                                                  NET ASSETS         TO AVERAGE
                    NET INCREASE      NET ASSET                   AT END OF          NET ASSETS
        TOTAL       (DECREASE) IN     VALUE AT        TOTAL         PERIOD       BEFORE WAIVERS AND
    DISTRIBUTIONS    NET ASSETS     END OF PERIOD   RETURN(C)   (IN THOUSANDS)     REIMBURSEMENTS
    -------------   -------------   -------------   ---------   --------------   ------------------
       $(0.04)         $   --          $ 1.00          4.54%(d)   $   43,897              1.20%(b)
        (0.04)             --            1.00          3.94(d)        14,974              1.85(b)
        (0.04)             --            1.00          3.93(d)         6,842              1.85(b)
        (0.05)             --            1.00          4.94(d)        18,325              0.65(b)
        (0.04)             --            1.00          4.32           44,663              1.15
        (0.04)             --            1.00          3.59           25,762              1.81
        (0.04)             --            1.00          3.59            9,904              1.84
        (0.05)             --            1.00          4.80            8,953              0.64
        (0.05)             --            1.00          4.69           29,424              1.25
        (0.04)             --            1.00          3.97           11,936              1.86
        (0.05)             --            1.00          5.16            5,320              0.71
        (0.02)             --            1.00          1.58(d)         1,203              2.02(b)
        (0.05)             --            1.00          4.73           22,578              1.28
        (0.05)             --            1.00          5.23            2,638              0.82
        (0.01)             --            1.00          1.45(d)         4,449              3.63(b)
        (0.02)             --            1.00          2.01(d)        10,754              2.75(b)
        (0.02)             --            1.00          2.34(d)          0.30          3,496.38(b)

         -- RATIOS AND SUPPLEMENTAL DATA --
---  ------------------------------
         RATIO OF         RATIO OF
         EXPENSES           NET
        TO AVERAGE       INVESTMENT
        NET ASSETS         INCOME     PORTFOLIO
     AFTER WAIVERS AND   TO AVERAGE   TURNOVER
      REIMBURSEMENTS     NET ASSETS    RATE(E)
     -----------------   ----------   ---------
           1.00%(b)         5.35%(b)      N/A%
           1.70(b)          4.65(b)        --
           1.70(b)          4.65(b)        --
           0.55(b)          5.80(b)        --
           1.00             4.25          N/A
           1.70             3.55           --
           1.70             3.56           --
           0.55             4.70           --
           1.00             4.57          N/A
           1.70             3.83           --
           0.55             4.99           --
           1.70(b)          3.57(b)        --
           1.00             4.67          N/A
           0.55             5.13           --
           1.70(b)          3.92(b)        --
           1.00(b)          4.49(b)       N/A
           0.55(b)          4.56(b)        --

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

 TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
 THE HARTFORD MUTUAL FUNDS, INC.:
--------------------------------------------------------------------------------

We have audited the accompanying statements of net assets, including the statements of assets and liabilities, where presented, of The Hartford Mutual Funds, Inc. (a Maryland Corporation) (consisting of The Hartford Global Health, The Hartford Global Technology, The Hartford Small Company, The Hartford Capital Appreciation, The Hartford MidCap, The Hartford International Opportunities, The Hartford Global Leaders, The Hartford Stock, The Hartford Growth and Income, The Hartford Dividend and Growth, The Hartford Advisers, The Hartford High Yield, The Hartford Bond Income Strategy and The Hartford Money Market Funds) (the Funds) as of October 31, 2000, and the related statements of operations for the periods presented in the ten months ended October 31, 2000, the statements of changes in net assets for the periods presented in the ten months ended October 31, 2000 and the year ended December 31, 1999 and the financial highlights for the periods presented in the four years and ten months ended October 31, 2000. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian bank. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds comprising The Hartford Mutual Funds, Inc. as of October 31, 2000 and the results of their operations, the changes in their net assets and their financial highlights for the periods presented in conformity with accounting principles generally accepted in the United States.

                                                           Hartford, Connecticut
December 8, 2000                                             ARTHUR ANDERSEN LLP

 THE HARTFORD MUTUAL FUNDS, INC.
 FOR THE TEN MONTHS ENDED OCTOBER 31, 2000
 ($000 OMITTED)
--------------------------------------------------------------------------------
TAX INFORMATION NOTICE: (UNAUDITED)

     For the ten months ended October 31, 2000, the following Funds distributed long-term capital gain dividends as follows:

    Small Company Fund..........................................  $ 1,171
    Capital Appreciation Fund...................................    1,635
    MidCap Fund.................................................    3,235
    International Opportunities Fund............................      346
    Stock Fund..................................................   15,007
    Growth and Income Fund......................................      909
    Dividend and Growth Fund....................................    2,022
    Advisers Fund...............................................   16,122

     The following Funds designated a percent of their ordinary dividends paid during the ten months ended October 31, 2000 (including short-term capital gains distributions) as eligible for the dividends received deductions for corporate shareholders as follows:

                                                                  PERCENT OF DIVIDENDS PAID
                                                                  ELIGIBLE FOR THE DIVIDENDS
                                                                      RECEIVED DEDUCTION
                                                                  --------------------------
    Global Leaders Fund.........................................             14.29%
    Growth and Income Fund......................................             30.17
    Dividend and Growth Fund....................................            100.00
    Advisers Fund...............................................             39.13